UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                 (CNI CHARTER FUNDS(SM)(R) LOGO)

2009 SEMI-ANNUAL REPORT
March 31, 2009

Large Cap Value Equity Fund
Large Cap Growth Equity Fund
RCB Small Cap Value Fund
Opportunistic Value Fund
Multi-Asset Fund
Corporate Bond Fund
Government Bond Fund
California Tax Exempt Bond Fund
High Yield Bond Fund
Prime Money Market Fund
Government Money Market Fund
California Tax Exempt Money Market Fund

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested. Notwithstanding the preceding statements, until September 18, 2009 shareholders of the CNI Charter Prime Money Market Fund and California Tax Exempt Money Market Fund are guaranteed to receive $1.00 per share for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds.

TABLE OF CONTENTS

CNI Charter Funds Annual Report

 2   Letter to Our Shareholders
 4   Equity Funds Investment Adviser's Report
 5   Fixed Income Funds Investment Adviser's Report
 6   Schedules of Investments
50   Statements of Assets & Liabilities
53   Statements of Operations
56   Statements of Changes in Net Assets
60   Financial Highlights
63   Notes to Financial Statements
72   Disclosure of Fund Expenses
74   Board Approval of Sub-Advisory Agreement

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Funds' website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


                           CNI CHARTER FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2009

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2009, a period of financial crisis, economic recession, government intervention, and precipitous market price declines. Although there are signs that the worst is now over, both economically and financially, it is clear that very few investments came through this period unscathed.

The underlying investment philosophy of CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All of the Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the turbulent economic, financial, and geopolitical environment we encountered in the six months ended March 31, 2009.

SIX-MONTH MARKET WATCH:
OCTOBER 2008 - MARCH 2009

The six months ended March 31, 2009 produced negative returns in virtually every asset class around the globe. Even fixed income securities were not exempt from this bear market panic as the riskier elements of this asset class also suffered in the massive flight to quality that occurred during this period. It was only in the last month that any investment began to show some gains, resulting in positive returns for some asset classes over the six-month period.

Six-Month                                              October 2008 -
Market Performance:                                      March 2009

EQUITIES:
S&P 500 Stock Index ................................   -30.5%
Dow Jones Industrials ..............................   -28.6%
NASDAQ .............................................   -26.5%
Russell 2000 Value Index ...........................   -39.6%
MSCI EAFE Index ....................................   -31.1%
BONDS:
Barclays Capital Aggregate Bond Index ..............    +4.7%
Citigroup High Yield Market Index ..................   -12.9%

Dubbed "The Great Recession," this six-month period witnessed the collapse of several major U.S. investment banks and governmental intervention on an unprecedented scale, all stemming from a collapse in the housing market. The credit crisis quickly spread to all sectors of the domestic and international economy, resulting in a sharp drop in growth around the world. Massive monetary injections by the U.S. Federal Reserve, the U.S. Treasury, and many other central banks arguably prevented a collapse of the entire financial system. Yet, after all of this turmoil, it now appears as though the worst is over, and we are on the road to recovery. However, the process may still take many quarters, if not years, to get our economy and markets back on track to a "normal" level.

One of the main questions facing investors today is whether the coordinated global monetary intervention/ infusion (which was necessary to stave off a severe depression and nasty deflationary cycle), will ultimately result in excessive inflation down the road.

CNI CHARTER FUNDS PERFORMANCE

(ALL RETURNS LISTED BELOW ARE FOR INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.


                           CNI CHARTER FUNDS | PAGE 2

Returns for three of the four bond-oriented Funds were positive. The GOVERNMENT BOND FUND returned 3.2%, the CORPORATE BOND FUND returned 4.0%, and the CALIFORNIA TAX EXEMPT BOND FUND gained 4.4%.The HIGH YIELD BOND FUND lost 16.3% during the six-month period.

All of the equity-oriented Funds lost ground during the six-month period as one would expect given the negative economic environment. The MULTI-ASSET FUND lost 10.4%, the LARGE CAP GROWTH EQUITY FUND lost 24.7%, the LARGE CAP VALUE EQUITY FUND fell 32.0%, the OPPORTUNISTIC VALUE FUND dropped by 31.5%, and the RCB SMALL CAP VALUE FUND lost 31.9%.

Lastly, all three Money Market Funds steered clear of virtually every financial pitfall to turn in competitive yields for the six months ending March 31, 2009. The PRIME MONEY MARKET FUND gained 0.4%, the GOVERNMENT MONEY MARKET FUND gained 0.2% and the CALIFORNIA TAX EXEMPT MONEY MARKET FUND rose 0.3%.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for choosing CNI Charter Funds.

Sincerely,


/s/ Richard A. Weiss
Richard A. Weiss
PRESIDENT
CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. NOTWITHSTANDING THE PRECEDING STATEMENTS, UNTIL SEPTEMBER 18, 2009 SHAREHOLDERS OF THE CNI CHARTER PRIME MONEY MARKET FUND AND CALIFORNIA TAX EXEMPT MONEY MARKET FUND ARE GUARANTEED TO RECEIVE $1.00 PER SHARE FOR AMOUNTS THAT THEY HELD AS OF SEPTEMBER 19, 2008 SUBJECT TO THE TERMS OF THE U.S. TREASURY DEPARTMENT'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS.

              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE


                           CNI CHARTER FUNDS | PAGE 3
investment adviser's report

MARCH 31, 2009

EQUITY FUNDS

The equity market, as measured by the S&P 500 Stock Index, fell 30.5% over the six months ending March 31, 2009. This period continued the "bear" market that was established after the October 2007 market highs. The majority of the loss during this period came in October 2008, with the market continuing to judge the stability of the global financial system. Rebounding from a near-term low in late October, the market rallied over 25% until the first part of 2009. From that point, the market proceeded to trade lower, reaching a low of 666 in early March. The market continued to gauge the severity of this recession with its tight credit environment, lower corporate earnings, increased unemployment and weak consumer demand.

All of the CNI Charter Equity and Blended funds produced negative returns in this tough environment, but the blended Multi-Asset Fund fared best. In addition, each of the equity funds remained ahead of their investment and competitive benchmarks over this six month period.

EQUITY FUND PERFORMANCE

ALL RETURNS FOR THE CNI CHARTER FUNDS STATED BELOW ARE FOR INSTITUTIONAL CLASS SHARES.

     - The MULTI-ASSET FUND lost 10.4%.This performance lagged the targeted CPI + 5% return of -0.4%, but beat the Lipper Flexible Portfolio Funds Objective of -21.0%.

     - The LARGE CAP GROWTH EQUITY FUND fell 24.7%. This performance outperformed the S&P 500/ Citigroup Growth Index return of -25.2% and the Lipper Large Cap Growth Funds Classification return of -26.0%.

     - The OPPORTUNISTIC VALUE FUND lost 31.5%.This performance led the Frank Russell 1000 Value Index return of -35.2% and the Lipper Multi-Cap Value Funds Classification of -31.7%.

     - The LARGE CAP VALUE EQUITY FUND dropped 32.0%. This performance beat the S&P 500/Citigroup Value Index return of -36.1% and the Lipper Large Cap Value Funds Classification of -32.0%.

     - The RCB SMALL CAP VALUE FUND lost 31.9%.This performance surpassed the Russell 2000 Value Index of -39.6% and the Lipper Small Cap Value Fund Classification of -37.2%.

Since the mid-March low, the equity market has seen a near 20% rally as the first quarter came to a close. Economic "green shoots" are starting to emerge as the economic indicators show signs that the economy is starting to slow its contraction. The Federal Reserve continues to keep interest rates low across the yield curve in an active attempt to spur investment and ultimately economic growth.

LOOKING FORWARD

Most economists expect the U.S. to see positive real economic growth in the third and fourth quarters of 2009. This growth, though, is expected to remain low and not reach normal levels until 2010. Equity analysts continue to ratchet down corporate earnings levels in line with this tepid growth expectation. There are still many hurdles to overcome to return to a stable economic environment, but we remain optimistic about the market's ability to provide strong results in the future. As always, we continue to apply our disciplined investment approach with the objective of providing superior investment results across the various strategies we manage.

Sincerely,


/s/ Brian L. Garbe
Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                           CNI CHARTER FUNDS | PAGE 4
investment adviser's report

MARCH 31, 2009

FIXED INCOME FUNDS

The six months ending March 31, 2009 have truly been remarkable for the credit markets. A worldwide recession led to a major contraction of the U.S. economy, heightened levels of unemployment and dismal earnings from corporate America. The Federal Reserve and the U.S. Treasury, as well as other major worldwide governments and central banks, worked in tandem to bolster the entire financial system. The range of government support expanded immensely during this period which helped buffer the magnitude of the downturn and importantly, helped increase confidence on both Wall Street and Main Street.

The fundamentals of the credit markets are very supportive for future economic growth once the economy gains more traction. Over the past six months, the Federal Funds target rate declined from 2% to a very accommodative 0% - 0.25% range. Importantly, confidence between banks improved as well -- a critical component to a healthy financial system. The best gauge of this is the Libor/ overnight index swap rate (OIS) spread which has stabilized at 82 basis points currently, but was as high as 364 basis points in October 2008.

STRATEGIC OUTLOOK FOR BOND FUNDS

U.S. Treasury yields generally declined during this period due to a flight to quality. However, the current trajectory has been for higher Treasury yields given increased supply coupled with some asset allocation changes into more growth oriented assets as well as into lower rated credit markets. In the first quarter of 2009, credit markets such as the corporate, municipal and high yield bond sectors out-performed Treasuries as investors took advantage of historically attractive yield spreads.

Importantly, our disciplined investment process and active risk management of the CNI Charter Funds helped us steer clear of problems that damaged other fund families. We responded to mounting credit pressures (especially last year) by taking a more conservative credit approach. We also anticipate corporate and municipal spreads to narrow once the credit crunch is behind us.

Strategically, in the CORPORATE BOND FUND, we continue to avoid lower quality credits and those companies highly levered to the consumer given our concern of the weakness in the economy. We are seeking to maintain a higher average quality posture than the Barclays Intermediate Corporate Index in this environment.

The GOVERNMENT BOND FUND continues to benefit from attractive yields offered by agency securities versus Treasuries. We are utilizing U.S. Government agency issue mortgages to capture higher yields without taking on credit risk.

The CALIFORNIA TAX EXEMPT BOND FUND maintains a neutral maturity profile relative to benchmark while keeping credit quality high. This positioning should continue to benefit the Fund by protecting investors from reinvestment risk while also positioning it for a steeper yield curve by reducing maturities outside of 10 years.

In this slow growth environment, the HIGH YIELD BOND FUND has come under pressure with the credit crunch and risk premiums in the market. This strategy is starting to benefit as yield spreads appear to be stabilizing somewhat. This Fund retains its strategic posture of excellent sector allocation as well as a quality bias versus its competitors.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS

The primary outlook for our money market strategies remains diligence in risk management. Our disciplined strategies helped us avoid many of the credit and liquidity problems that permeated the landscape in late 2008. We continue to manage with a primary mandate of principal stability, liquidity and competitive yields.

Sincerely,


/s/ Rodney J. Olea
Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                           CNI CHARTER FUNDS | PAGE 5
schedule of investments
MARCH 31, 2009 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND

SECTOR WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

Financials                   17.1%
Healthcare                   14.5%
Consumer Staples             12.4%
Industrials                  11.4%
Consumer Discretionary        9.0%
Utilities                     8.4%
Telecommunication Services    7.9%
Information Technology        7.4%
Short-Term Investments        5.3%
Materials                     3.6%
Energy                        3.0%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [95.1%]
   AEROSPACE & DEFENSE [4.9%]
   General Dynamics                                          9,000   $       374
   Goodrich                                                 16,400           622
   Lockheed Martin                                          13,000           897
   Northrop Grumman                                         14,500           633
   Raytheon                                                 22,700           884
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                               3,410
                                                                     ===========
   AIR FREIGHT & LOGISTICS [0.6%]
   FedEx                                                     9,600           427
                                                                     ===========
   BEVERAGES [3.4%]
   Coca-Cola                                                24,700         1,086
   Coca-Cola Enterprises                                    25,200           332
   Molson Coors Brewing, Cl B                               15,400           528
   Pepsi Bottling Group                                     17,300           383
                                                                     -----------
   TOTAL BEVERAGES                                                         2,329
                                                                     ===========
   BIOTECHNOLOGY [0.9%]
   Genzyme - General Division*                              10,000           594
   CAPITAL MARKETS [3.6%]
   Bank of New York Mellon                                  28,900           817
   Goldman Sachs Group                                      11,200         1,187
   State Street                                             15,000           462
                                                                     -----------
   TOTAL CAPITAL MARKETS                                                   2,466
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   CHEMICALS [2.1%]
   Dow Chemical                                             36,000   $       303
   EI Du Pont de Nemours                                    28,500           636
   PPG Industries                                           14,000           517
                                                                     -----------
   TOTAL CHEMICALS                                                         1,456
                                                                     ===========
   COMMERCIAL BANKS [3.5%]
   BB&T                                                     21,100           357
   PNC Financial Services Group                              7,300           214
   US Bancorp                                               33,000           482
   Wells Fargo                                              94,960         1,352
                                                                     -----------
   TOTAL COMMERCIAL BANKS                                                  2,405
                                                                     ===========
   COMMUNICATIONS EQUIPMENT [0.7%]
   Corning                                                  37,100           492
                                                                     ===========
   COMPUTERS & PERIPHERALS [4.2%]
   EMC*                                                     15,000           171
   Hewlett-Packard                                          36,600         1,173
   IBM                                                      14,300         1,386
   Lexmark International, Cl A*                             12,000           202
                                                                     -----------
   TOTAL COMPUTERS & PERIPHERALS                                           2,932
                                                                     ===========
   CONSTRUCTION & ENGINEERING [0.3%]
   Fluor                                                     5,800           200
                                                                     ===========
   CONTAINERS & PACKAGING [0.8%]
   Ball                                                     13,200           573
                                                                     ===========
   DIVERSIFIED FINANCIAL SERVICES [3.2%]
   JPMorgan Chase                                           83,200         2,211
                                                                     ===========
   DIVERSIFIED TELECOMMUNICATION SERVICES [8.0%]
   AT&T                                                    129,917         3,274
   Verizon Communications                                   73,509         2,220
                                                                     -----------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                           5,494
                                                                     ===========
   ELECTRIC UTILITIES [5.0%]
   Allegheny Energy                                         14,000           324
   American Electric Power                                  13,000           329
   Edison International                                     32,600           939
   Entergy                                                   9,300           633
   FPL Group                                                10,200           518
   PPL                                                      24,100           692
                                                                     -----------
   TOTAL ELECTRIC UTILITIES                                                3,435
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6
schedule of investments
MARCH 31, 2009 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   ELECTRICAL EQUIPMENT [0.4%]
   Emerson Electric                                         10,200   $       292
                                                                     ===========
   FOOD & STAPLES RETAILING [4.7%]
   CVS                                                      13,400           368
   Kroger                                                   30,800           654
   Safeway                                                  21,400           432
   SUPERVALU                                                14,200           203
   Wal-Mart Stores                                          31,000         1,615
                                                                     -----------
   TOTAL FOOD & STAPLES RETAILING                                          3,272
                                                                     ===========
   FOOD PRODUCTS [2.4%]
   Archer-Daniels-Midland                                   22,400           622
   ConAgra Foods                                             8,000           135
   General Mills                                            13,200           659
   Sara Lee                                                 27,000           218
                                                                     -----------
   TOTAL FOOD PRODUCTS                                                     1,634
                                                                     ===========
   HEALTH CARE EQUIPMENT & SUPPLIES [3.3%]
   Baxter International                                     23,100         1,183
   Becton Dickinson                                          5,500           370
   Covidien                                                 21,800           725
                                                                     -----------
   TOTAL HEALTH CARE
      EQUIPMENT & SUPPLIES                                                 2,278
                                                                     ===========
   HEALTH CARE PROVIDERS & SERVICES [2.8%]
   Aetna                                                    27,600           672
   Cigna                                                    33,500           589
   McKesson                                                 20,000           701
                                                                     -----------
   TOTAL HEALTH CARE
      PROVIDERS & SERVICES                                                 1,962
                                                                     ===========
   HOTELS, RESTAURANTS & LEISURE [0.8%]
   Darden Restaurants                                       17,000           582
                                                                     ===========
   HOUSEHOLD DURABLES [0.4%]
   Whirlpool                                                 8,700           257
                                                                     ===========
   HOUSEHOLD PRODUCTS [1.9%]
   Procter & Gamble                                         28,500         1,342
                                                                     ===========
   INDUSTRIAL CONGLOMERATES [1.3%]
   General Electric                                         33,500           339
   Tyco International                                       27,600           540
                                                                     -----------
   TOTAL INDUSTRIAL CONGLOMERATES                                            879
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   INSURANCE [6.8%]
   ACE                                                      24,600   $       994
   Aflac                                                     9,600           186
   Assurant                                                 15,000           327
   Chubb                                                    27,100         1,147
   MetLife                                                  13,806           314
   Prudential Financial                                     13,800           262
   Travelers                                                27,000         1,097
   Unum Group                                               30,000           375
                                                                     -----------
   TOTAL INSURANCE                                                         4,702
                                                                     ===========
   IT SERVICES [0.4%]
   Western Union                                            20,000           251
                                                                     ===========
   LIFE SCIENCES TOOLS & SERVICES [0.6%]
   PerkinElmer                                              32,000           409
                                                                     ===========
   MACHINERY [1.3%]
   Caterpillar                                              10,600           296
   Eaton                                                     8,400           310
   Parker Hannifin                                           7,700           262
                                                                     -----------
   TOTAL MACHINERY                                                           868
                                                                     ===========
   MEDIA [4.2%]
   CBS, Cl B                                                31,250           120
   Comcast, Cl A                                            48,200           657
   Omnicom Group                                            14,700           344
   Time Warner                                              27,933           539
   Time Warner Cable, Cl A                                   7,012           174
   Viacom, Cl B*                                            23,000           400
   Walt Disney                                              35,900           652
                                                                     -----------
   TOTAL MEDIA                                                             2,886
                                                                     ===========
   METALS & MINING [0.4%]
   United States Steel                                      12,000           254
                                                                     ===========
   MULTILINE RETAIL [0.8%]
   Target                                                   15,500           533
                                                                     ===========
   MULTI-UTILITIES [3.4%]
   Dominion Resources                                       13,700           425
   PG&E                                                     20,300           776
   Public Service Enterprise
      Group                                                 22,100           651
   Sempra Energy                                            11,200           518
                                                                     -----------
   TOTAL MULTI-UTILITIES                                                   2,370
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7
schedule of investments
MARCH 31, 2009 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   OIL, GAS & CONSUMABLE FUELS [3.0%]
   Chevron                                                   8,240   $       554
   ConocoPhillips                                           10,580           414
   Occidental Petroleum                                     20,000         1,113
                                                                     -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       2,081
                                                                     ===========
   PAPER & FOREST PRODUCTS [0.3%]
   MeadWestvaco                                             20,400           245
                                                                     ===========
   PHARMACEUTICALS [7.0%]
   Abbott Laboratories                                      21,700         1,035
   Bristol-Myers Squibb                                     66,000         1,447
   Eli Lilly                                                16,000           535
   Merck                                                    14,100           377
   Pfizer                                                  104,000         1,416
                                                                     -----------
   TOTAL PHARMACEUTICALS                                                   4,810
                                                                     ===========
   REAL ESTATE INVESTMENT TRUSTS [0.1%]
   Host Hotels & Resorts                                    21,000            82
                                                                     ===========
   ROAD & RAIL [2.6%]
   CSX                                                      31,400           812
   Norfolk Southern                                         12,600           425
   Union Pacific                                            14,500           596
                                                                     -----------
   TOTAL ROAD & RAIL                                                       1,833
                                                                     ===========
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [1.1%]
   Texas Instruments                                        44,900           741
                                                                     ===========
   SOFTWARE [1.0%]
   Microsoft                                                37,500           689
                                                                     ===========
   SPECIALTY RETAIL [1.7%]
   Best Buy                                                 12,200           463
   Lowe's                                                   15,000           274
   Sherwin-Williams                                          8,200           426
                                                                     -----------
   TOTAL SPECIALTY RETAIL                                                  1,163
                                                                     ===========
   TEXTILES, APPAREL & LUXURY GOODS [1.2%]
   Nike, Cl B                                               17,900           839
                                                                     -----------
      TOTAL COMMON STOCK
         (Cost $92,850)                                                   65,678
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
CASH EQUIVALENTS [5.4%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 0.820%**                                     2,525,140   $     2,525
   Goldman Sachs Financial
      Square Funds - Government
      Fund, 0.450%**                                     1,188,433         1,188
                                                                     ===========
         TOTAL CASH EQUIVALENTS
            (Cost $3,713)                                                  3,713
                                                                     ===========
         TOTAL INVESTMENTS [100.5%]
            (Cost $96,563)                                           $    69,391
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $69,017 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

CL -- CLASS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 8
schedule of investments
MARCH 31, 2009 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND

SECTOR WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

Information Technology   26.9%
Energy                   21.1%
Healthcare               13.6%
Consumer Staples         12.4%
Consumer Discretionary    8.1%
Industrials               7.8%
Financials                4.5%
Short-Term Investments    2.7%
Materials                 2.6%
Utilities                 0.3%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [96.4%]
   AEROSPACE & DEFENSE [2.9%]
   Boeing                                                    6,000   $       213
   L-3 Communications Holdings,
      Cl 3                                                   3,000           203
   Lockheed Martin                                           3,300           228
   Precision Castparts                                       3,600           216
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 860
                                                                     ===========
   AIR FREIGHT & LOGISTICS [0.7%]
   Expeditors International of
      Washington                                             7,700           218
                                                                     ===========
   BEVERAGES [3.0%]
   Coca-Cola                                                 5,800           255
   PepsiCo                                                  12,200           628
                                                                     -----------
   TOTAL BEVERAGES                                                           883
                                                                     ===========
   BIOTECHNOLOGY [4.5%]
   Biogen Idec*                                              4,600           241
   Celgene*                                                  4,400           196
   Genzyme - General Division*                               6,500           386
   Gilead Sciences*                                         11,400           528
                                                                     -----------
   TOTAL BIOTECHNOLOGY                                                     1,351
                                                                     ===========
   CAPITAL MARKETS [2.9%]
   Franklin Resources                                        4,500           243
   Goldman Sachs Group                                       4,000           424
   T Rowe Price Group                                        7,000           202
                                                                     -----------
   TOTAL CAPITAL MARKETS                                                     869
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   CHEMICALS [1.2%]
   Monsanto                                                  4,200   $       349
                                                                     ===========
   COMMERCIAL SERVICES & SUPPLIES [0.4%]
   Pitney Bowes                                              2,100            49
   RR Donnelley & Sons                                       9,900            72
                                                                     -----------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                      121
                                                                     ===========
   COMMUNICATIONS EQUIPMENT [4.1%]
   Harris                                                    5,100           148
   Juniper Networks, Inc.*                                   5,000            75
   Qualcomm                                                 25,500           992
                                                                     -----------
   TOTAL COMMUNICATIONS EQUIPMENT                                          1,215
                                                                     ===========
   COMPUTERS & PERIPHERALS [6.7%]
   Apple*                                                    5,375           565
   Hewlett-Packard                                          13,723           440
   IBM                                                      10,200           988
                                                                     -----------
   TOTAL COMPUTERS & PERIPHERALS                                           1,993
                                                                     ===========
   CONSTRUCTION & ENGINEERING [0.9%]
   Fluor                                                     3,500           121
   Jacobs Engineering Group*                                 3,700           143
                                                                     -----------
   TOTAL CONSTRUCTION & ENGINEERING                                          264
                                                                     ===========
   DIVERSIFIED FINANCIAL SERVICES [0.8%]
   CME Group, Cl A                                           1,000           246
                                                                     ===========
   ELECTRIC UTILITIES [0.3%]
   Edison International                                      3,100            89
                                                                     ===========
   ENERGY EQUIPMENT & SERVICES [4.3%]
   Baker Hughes                                              4,500           128
   ENSCO International                                      10,300           272
   Noble                                                    13,100           316
   Schlumberger                                             11,300           459
   Smith International                                       4,700           101
                                                                     -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                       1,276
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 9
schedule of investments
MARCH 31, 2009 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   FOOD & STAPLES RETAILING [3.1%]
   Wal-Mart Stores                                          18,075   $       942
                                                                     ===========
   FOOD PRODUCTS [1.4%]
   General Mills                                             4,300           214
   Kellogg                                                   5,700           209
                                                                     -----------
   TOTAL FOOD PRODUCTS                                                       423
                                                                     ===========
   HEALTH CARE EQUIPMENT & SUPPLIES [2.9%]
   Bard (C.R.)                                               3,200           255
   Baxter International                                      2,500           128
   Stryker                                                   9,300           317
   Zimmer Holdings*                                          4,900           179
                                                                     -----------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    879
                                                                     ===========
   HEALTH CARE PROVIDERS & SERVICES [2.3%]
   DaVita*                                                   3,400           150
   McKesson                                                  4,300           151
   UnitedHealth Group                                       18,700           391
                                                                     -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                    692
                                                                     ===========
   HOUSEHOLD PRODUCTS [4.2%]
   Colgate-Palmolive                                         9,400           555
   Procter & Gamble                                         15,102           711
                                                                     -----------
   TOTAL HOUSEHOLD PRODUCTS                                                1,266
                                                                     ===========
   INSURANCE [0.4%]
   Aflac                                                     6,600           128
                                                                     ===========
   INTERNET & CATALOG RETAIL [1.1%]
   Amazon.Com*                                               4,400           323
                                                                     ===========
   INTERNET SOFTWARE & SERVICES [5.0%]
   eBay*                                                    30,575           384
   Google, Cl A*                                             2,600           905
   Yahoo!*                                                  15,000           192
                                                                     -----------
   TOTAL INTERNET SOFTWARE & SERVICES                                      1,481
                                                                     ===========
   MACHINERY [2.1%]
   Caterpillar                                              10,700           299

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Cummins                                                   4,100   $       105
   Danaher                                                   4,100           222
                                                                     -----------
   TOTAL MACHINERY                                                           626
                                                                     ===========
   MEDIA [2.3%]
   Comcast, Cl A                                            18,150           248
   DIRECTV Group*                                           12,700           289
   Omnicom Group                                             6,000           140
                                                                     -----------
   TOTAL MEDIA                                                               677
                                                                     ===========
   METALS & MINING [1.4%]
   Freeport-McMoRan Copper & Gold                            7,000           267
   Nucor                                                     4,200           160
                                                                     -----------
   TOTAL METALS & MINING                                                     427
                                                                     ===========
   MULTILINE RETAIL [0.7%]
   Kohl's*                                                   1,900            80
   Target                                                    4,000           138
                                                                     -----------
   TOTAL MULTILINE RETAIL                                                    218
                                                                     ===========
   OIL, GAS & CONSUMABLE FUELS [16.7%]
   Apache                                                    3,300           212
   Chevron                                                  18,000         1,210
   ConocoPhillips                                            5,600           219
   EOG Resources                                             4,900           268
   Exxon Mobil                                              32,000         2,179
   Occidental Petroleum                                      8,200           456
   Southwestern Energy*                                      5,000           149
   XTO Energy                                                9,400           288
                                                                     -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       4,981
                                                                     ===========
   PERSONAL PRODUCTS [0.5%]
   Avon Products                                             8,300           160
                                                                     ===========
   PHARMACEUTICALS [3.7%]
   Abbott Laboratories                                       5,000           238
   Johnson & Johnson                                        16,664           877
                                                                     -----------
   TOTAL PHARMACEUTICALS                                                   1,115
                                                                     ===========
   PROFESSIONAL SERVICES [0.5%]
   Robert Half International                                 8,400           150
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 10
schedule of investments
MARCH 31, 2009 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   ROAD & RAIL [0.2%]
   CSX                                                       2,300   $        59
                                                                     ===========
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.3%]
   MEMC Electronic Materials*                                9,500           156
   Texas Instruments                                        14,400           238
                                                                     -----------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                            394
                                                                     ===========
   SOFTWARE [9.6%]
   Adobe Systems*                                            3,000            64
   Autodesk*                                                13,100           220
   Citrix Systems*                                           8,275           187
   Microsoft                                                62,180         1,142
   Oracle                                                   43,265           782
   Symantec*                                                31,300           468
                                                                     -----------
   TOTAL SOFTWARE                                                          2,863
                                                                     ===========
   SPECIALTY RETAIL [2.3%]
   Autozone*                                                 2,500           407
   Best Buy                                                  4,200           159
   GameStop, Cl A*                                           4,500           126
                                                                     -----------
   TOTAL SPECIALTY RETAIL                                                    692
                                                                     ===========
   TEXTILES, APPAREL & LUXURY GOODS [1.7%]
   Coach*                                                   18,100           302
   Nike, Cl B                                                4,300           202
                                                                     -----------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    504
                                                                     ===========
   THRIFTS & MORTGAGE FINANCE [0.3%]
   Hudson City Bancorp                                       8,000            94
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $37,116)                                                   28,828
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
CASH EQUIVALENTS [2.7%]
      Fidelity Institutional Domestic
         Money Market Portfolio, Cl I, 0.820%**            470,591   $       471
      Goldman Sachs Financial Square
         Funds - Government Fund, 0.450%**                 333,155           333
                                                                     ===========
            TOTAL CASH EQUIVALENTS
               (Cost $804)                                                   804
                                                                     ===========
            TOTAL INVESTMENTS [99.1%]
               (Cost $37,920)                                        $    29,632
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $29,899 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

CL -- CLASS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 11
schedule of investments
MARCH 31, 2009 (UNAUDITED)

RCB SMALL CAP VALUE FUND

SECTOR WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

Consumer Discretionary       27.0%
Financials                   18.5%
Materials                    12.8%
Consumer Staples             12.4%
Industrials                   9.3%
Information Technology        6.9%
Healthcare                    4.2%
Energy                        4.1%
Short-Term Investments        3.1%
Telecommunication Services    1.7%
Warrants                      0.0%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [99.8%]
   AUTO COMPONENTS [2.4%]
   Autoliv                                                  19,600   $       364
                                                                     ===========
   BEVERAGES [2.0%]
   PepsiAmericas                                            17,100           295
                                                                     ===========
   CHEMICALS [8.0%]
   Nalco Holding                                            58,400           763
   Spartech                                                173,800           428
                                                                     -----------
   TOTAL CHEMICALS                                                         1,191
                                                                     ===========
   COMMERCIAL SERVICES & SUPPLIES [2.7%]
   PHH*                                                     28,600           402
                                                                     ===========
   CONSTRUCTION MATERIALS [2.1%]
   Eagle Materials                                          13,000           315
                                                                     ===========
   DIVERSIFIED CONSUMER SERVICES [6.1%]
   Coinstar*                                                10,500           344
   Washington Post, Cl B                                     1,600           571
                                                                     -----------
   TOTAL DIVERSIFIED CONSUMER SERVICES                                       915
                                                                     ===========
   ENERGY EQUIPMENT & SERVICES [4.2%]
   Exterran Holdings*                                       16,900           271
   Global Industries*                                       92,700           356
                                                                     -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                         627
                                                                     ===========
   FOOD PRODUCTS [3.9%]
   Ralcorp Holdings*                                        10,900           587
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   HOTELS, RESTAURANTS & LEISURE [5.9%]
   Wendy's/Arby's Group, Cl A                              173,839   $       874
                                                                     ===========
   HOUSEHOLD PRODUCTS [9.4%]
   Central Garden & Pet, Cl A*                             136,100         1,023
   Scotts Miracle-Gro, Cl A                                 10,800           375
                                                                     -----------
   TOTAL HOUSEHOLD PRODUCTS                                                1,398
                                                                     ===========
   INSURANCE [10.5%]
   Alleghany*                                                1,983           537
   First American                                           12,800           339
   White Mountains Insurance Group                           4,000           688
                                                                     -----------
   TOTAL INSURANCE                                                         1,564
                                                                     ===========
   INTERNET & CATALOG RETAIL [3.1%]
   Liberty Media - Interactive*                            160,000           464
                                                                     ===========
   INTERNET SOFTWARE & SERVICES [2.8%]
   United Online                                            93,000           415
                                                                     ===========
   LIFE SCIENCES TOOLS & SERVICES [4.4%]
   PerkinElmer                                              50,700           648
                                                                     ===========
   MACHINERY [6.9%]
   Actuant, Cl A                                            33,800           349
   Crane                                                    19,800           334
   IDEX                                                     15,400           337
                                                                     -----------
   TOTAL MACHINERY                                                         1,020
                                                                     ===========
   MEDIA [7.8%]
   Fisher Communications                                    36,247           354
   Liberty Media - Capital*                                 64,402           450
   Virgin Media                                             73,100           351
                                                                     -----------
   TOTAL MEDIA                                                             1,155
                                                                     ===========
   METALS & MINING [0.5%]
   Barzel Industries*                                      253,300            76
                                                                     ===========
   MULTILINE RETAIL [2.5%]
   99 Cents Only Stores*                                    40,000           370
                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 12
schedule of investments
MARCH 31, 2009 (UNAUDITED)

RCB SMALL CAP VALUE FUND (CONCLUDED)

                                                       SHARES/FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
   REAL ESTATE INVESTMENT TRUSTS [8.5%]
   Annaly Capital Management                                40,700   $       564
   Chimera Investment                                      208,500           701
                                                                     -----------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                     1,265
                                                                     ===========
   SOFTWARE [4.3%]
   Fair Isaac                                               20,000           281
   PLATO Learning*                                         202,200           360
                                                                     -----------
   TOTAL SOFTWARE                                                            641
                                                                     ===========
   WIRELESS TELECOMMUNICATION SERVICES [1.8%]
   iPCS*                                                    26,900           261
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $22,785)                                                   14,847
                                                                     ===========
REPURCHASE AGREEMENT (A) [3.2%]
   Morgan Stanley
      0.050%, dated 03/31/09, to be repurchased on
      04/01/09, repurchase price $473,934
      (collateralized by a U.S. Treasury Note,
      par value $321,259, 8.000%, 11/15/21; with
      total market value $483,414)                      $      474           474
                                                                     -----------
         TOTAL REPURCHASE AGREEMENT
            (Cost $474)                                                      474
                                                                     ===========
WARRANTS [0.0%]
   Barzel Industries,
      Expires 03/07/11*                                     72,000             2
                                                                     ===========
         TOTAL WARRANTS
            (Cost $103)                                                        2
                                                                     ===========
         TOTAL INVESTMENTS [103.0%]
            (Cost $23,362)                                           $    15,323
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $14,875 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

(A)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 13
schedule of investments
MARCH 31, 2009 (UNAUDITED)

OPPORTUNISTIC VALUE FUND

SECTOR WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

Financials                   21.0%
Healthcare                   17.3%
Energy                       15.2%
Consumer Staples             11.7%
Information Technology        9.3%
Industrials                   7.0%
Consumer Discretionary        4.9%
Materials                     4.8%
Telecommunication Services    3.9%
Short-Term Investments        3.9%
Utilities                     1.0%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [95.6%]
   BEVERAGES [3.2%]
   PepsiCo                                                  11,800   $       608
                                                                     ===========
   COMMERCIAL BANKS [6.3%]
   M&T Bank                                                  7,500           339
   US Bancorp                                               41,000           599
   Wells Fargo                                              19,500           278
                                                                     -----------
   TOTAL COMMERCIAL BANKS                                                  1,216
                                                                     ===========
   COMMERCIAL SERVICES & SUPPLIES [1.0%]
   Avery Dennison                                            8,600           192
                                                                     ===========
   COMMUNICATIONS EQUIPMENT [2.9%]
   Nokia, ADR                                               48,000           560
                                                                     ===========
   COMPUTERS & PERIPHERALS [2.3%]
   Dell*                                                    45,500           431
                                                                     ===========
   CONTAINERS & PACKAGING [4.8%]
   Crown Holdings*                                          18,100           411
   Sealed Air                                               37,300           515
                                                                     -----------
   TOTAL CONTAINERS & PACKAGING                                              926
                                                                     ===========
   DISTRIBUTORS [1.0%]
   Genuine Parts                                             6,200           185
                                                                     ===========
   DIVERSIFIED FINANCIAL SERVICES [3.2%]
   Nasdaq OMX Group*                                        31,800           623
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES [3.9%]
   AT&T                                                     29,700   $       749
                                                                     ===========
   ELECTRICAL EQUIPMENT [1.9%]
   Baldor Electric                                          25,000           362
                                                                     ===========
   ENERGY EQUIPMENT & SERVICES [4.4%]
   Exterran Holdings*                                       27,800           445
   Unit*                                                    19,000           398
                                                                     -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                         843
                                                                     ===========
   FOOD & STAPLES RETAILING [5.4%]
   SUPERVALU                                                37,900           541
   Walgreen                                                 19,100           496
                                                                     -----------
   TOTAL FOOD & STAPLES RETAILING                                          1,037
                                                                     ===========
   FOOD PRODUCTS [3.0%]
   Del Monte Foods                                          80,000           583
                                                                     ===========
   GAS UTILITIES [1.0%]
   Atmos Energy                                              8,000           185
                                                                     ===========
   HEALTH CARE EQUIPMENT & SUPPLIES [3.3%]
   Covidien                                                 19,200           638
                                                                     ===========
   HEALTH CARE PROVIDERS & SERVICES [9.6%]
   Laboratory Corp of America Holdings*                      6,600           386
   McKesson                                                 12,800           448
   Patterson*                                               23,400           441
   Quest Diagnostics                                        11,700           556
                                                                     -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  1,831
                                                                     ===========
   INDUSTRIAL CONGLOMERATES [4.1%]
   3M                                                        3,800           189
   Tyco International                                       30,800           602
                                                                     -----------
   TOTAL INDUSTRIAL CONGLOMERATES                                            791
                                                                     ===========
   INSURANCE [8.8%]
   Chubb                                                    14,300           605
   HCC Insurance Holdings                                   29,700           748
   Unum Group                                               26,500           332
                                                                     -----------
   TOTAL INSURANCE                                                         1,685
                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 14
schedule of investments
MARCH 31, 2009 (UNAUDITED)

OPPORTUNISTIC VALUE FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   LEISURE EQUIPMENT & PRODUCTS [1.6%]
   Mattel                                                   26,000   $       300
                                                                     ===========
   MEDIA [2.3%]
   Time Warner                                              17,567           339
   Time Warner Cable, Cl A                                   4,409           110
                                                                     -----------
   TOTAL MEDIA                                                               449
                                                                     ===========
   OFFICE ELECTRONICS [0.9%]
   Xerox                                                    37,000           168
                                                                     ===========
   OIL, GAS & CONSUMABLE FUELS [10.7%]
   Chesapeake Energy                                        46,000           785
   ConocoPhillips                                           14,400           564
   Spectra Energy                                           37,100           525
   Valero Energy                                            10,200           182
                                                                     -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       2,056
                                                                     ===========
   PHARMACEUTICALS [4.3%]
   Johnson & Johnson                                         3,600           190
   Mylan*                                                   45,200           606
   Schering-Plough                                           1,500            35
                                                                     -----------
   TOTAL PHARMACEUTICALS                                                     831
                                                                     ===========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [2.5%]
   Brookfield Asset Management, Cl A                        34,700           478
                                                                     ===========
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.1%]
   Applied Materials                                        37,500           403
                                                                     ===========
   SOFTWARE [1.1%]
   Symantec*                                                14,000           209
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $17,203)                                                   18,339
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   CASH EQUIVALENT [3.9%]
      First American Prime Obligations Fund,
         Cl Y, 0.360%**                                        739   $       739
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $739)                                                      739
                                                                     ===========
         TOTAL INVESTMENTS [99.5%]
            (Cost $17,942)                                           $    19,078
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $19,175 ($ THOUSANDS).

*      NON-INCOME PRODUCING SECURITY.

**     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 15
schedule of investments
MARCH 31, 2009 (UNAUDITED)

MULTI-ASSET FUND

TYPE OF SECURITY WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

Exchange Traded Funds               37.7%
Short-Term Investments              28.8%
Affiliated Investment Funds         16.9%
Commercial Paper                     9.7%
Corporate Bond                       3.5%
U.S. Government Agency Obligation    3.4%

*    Percentages based on total investments.

                                                       SHARES/FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
EXCHANGE TRADED FUNDS [37.6%]
   iShares Barclays 1-3 Year Credit Bond Fund                   21   $     2,037
   iShares iBoxx High Yield Corporate Bond Fund                 15           992
   SPDR S&P 500 Fund, Ser 1                                     65         5,126
                                                                     -----------
         TOTAL EXCHANGE TRADED FUNDS
            (Cost $10,511)                                                 8,155
                                                                     ===========
AFFILIATED INVESTMENT FUNDS [16.9%]
   CNI Corporate Bond Fund,
      Institutional Class                                      201         2,001
   CNI Government Bond Fund,
      Institutional Class                                      158         1,660
                                                                     -----------
         TOTAL AFFILIATED INVESTMENT FUNDS
            (Cost $3,706)                                                  3,661
                                                                     ===========
CORPORATE BOND [3.5%]
   FINANCIAL SERVICES [3.5%]
   John Deere Capital, MTN 4.625%, 04/15/09                    750           751
                                                                     -----------
         TOTAL CORPORATE BOND
            (Cost $750)                                                      751
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATION [3.5%]
   FNMA (A)
      1.244%, 07/13/10                                         750           750
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
            (Cost $750)                                                      750
                                                                     ===========
CASH EQUIVALENT [28.7%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.460%*                               6,233         6,233
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $6,233)                                                  6,233
                                                                     ===========

                                                          FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
COMMERCIAL PAPER (B) [9.7%]
   BANKS [6.5%]
   Bank of Ireland
      1.113%, 04/15/09                                         700   $       700
   Lloyds TSB Bank
      1.103%, 04/09/09                                         700           700
   UBS Finance Delaware
      1.199%, 04/14/09                                         700           699
                                                                     -----------
   TOTAL BANKS                                                             2,099
                                                                     ===========
         TOTAL COMMERCIAL PAPER
            (Cost $2,099)                                                  2,099
                                                                     ===========
         TOTAL INVESTMENTS [99.9%]
            (Cost $24,049)                                           $    21,649
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $21,678 ($ THOUSANDS).

*       THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

(B)     RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN  -- MEDIUM TERM NOTE

SER  -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CORPORATE BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

Financials                                              34.2%
Industrials                                             24.5%
Banks                                                   14.6%
Telephone                                                6.9%
U.S. Government Mortgage-Backed Obligations              6.1%
Short-Term Investment                                    3.7%
Utilities                                                3.2%
Municipal Bonds                                          2.8%
U.S. Government Agency Obligations                       2.5%
U.S. Treasury Obligation                                 0.8%
Foreign Governments                                      0.7%

*    Percentages based on total investments.

                                                          FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
CORPORATE BONDS [84.1%]
   AUTOMOTIVE [0.8%]
   DaimlerChrysler
      5.875%, 03/15/11                                $        570   $       546
                                                                     ===========
   BANKS [14.6%]
   Bank of America
      5.300%, 03/15/17                                       1,000           735
   Barclays Bank (A)
      6.050%, 12/04/17                                       1,000           786
   Deutsche Bank
      7.500%, 04/25/09                                         500           500
      7.250%, 10/15/11                                         500           515
   PNC Funding, FDIC Insured
      1.875%, 06/22/11                                       1,150         1,156
   US Bank
      6.375%, 08/01/11                                       1,485         1,560
   Wachovia Bank
      4.800%, 11/01/14                                       1,270         1,056
   Wells Fargo, FDIC Insured
      3.000%, 12/09/11                                       2,200         2,275
   Wells Fargo Bank
      7.550%, 06/21/10                                       1,000         1,007
      4.625%, 08/09/10                                       1,000           987
                                                                     -----------
   TOTAL BANKS                                                            10,577
                                                                     ===========
   BEAUTY PRODUCTS [1.1%]
   Avon Products
      7.150%, 11/15/09                                         800           817
                                                                     ===========

                                                          FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
   COMMUNICATION & MEDIA [4.0%]
   AOL Time Warner
      6.750%, 04/15/11                                $        415   $       421
   Comcast Cable Communications Holdings
      8.375%, 03/15/13                                         440           471
   News America Holdings
      9.250%, 02/01/13                                         450           477
   Walt Disney, MTN
      5.700%, 07/15/11                                       1,395         1,494
                                                                     -----------
   TOTAL COMMUNICATION & MEDIA                                             2,863
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [3.3%]
   Cisco Systems
       5.500%, 02/22/16                                      1,250         1,323
   Hewlett-Packard
       6.125%, 03/01/14                                      1,000         1,065
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 2,388
                                                                     ===========
   DIVERSIFIED OPERATIONS [0.7%]
   3M, MTN
      4.375%, 08/15/13                                         500           526
                                                                     ===========
   DRUGS [1.4%]
   Abbott Laboratories
      5.375%, 05/15/09                                       1,000         1,004
                                                                     ===========
   ELECTRICAL SERVICES [2.3%]
   Alabama Power
      4.850%, 12/15/12                                         210           217
   American Electric Power
      5.250%, 06/01/15                                         490           459
   WPS Resources
      7.000%, 11/01/09                                       1,000         1,012
                                                                     -----------
   TOTAL ELECTRICAL SERVICE                                                1,688
                                                                     ===========
   FINANCE AUTO LOANS [3.9%]
   American Honda Finance, MTN (A)
      5.125%, 12/15/10                                       1,000           985
   Toyota Motor Credit
      4.350%, 12/15/10                                       1,800         1,843
                                                                     -----------
   TOTAL FINANCE AUTO LOANS                                                2,828
                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CORPORATE BOND FUND (CONTINUED)

                                                          FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
   FINANCIAL SERVICES [15.3%]
   American General Finance, MTN
      5.750%, 09/15/16                                $        500   $       181
   American General Finance,
      Ser I, MTN
      4.625%, 05/15/09                                       1,000           936
   AXA Financial
      7.750%, 08/01/10                                       1,000           990
   Boeing Capital
      6.500%, 02/15/12                                         930           981
   CIT Group
      5.400%, 03/07/13                                       1,000           624
   General Electric Capital, FDIC Insured
      2.200%, 06/08/12                                       2,805         2,823
   General Electric Capital, Ser A, MTN
      6.875%, 11/15/10                                         250           253
      6.000%, 06/15/12                                       1,540         1,518
   HSBC Finance
      5.250%, 04/15/15                                       1,250           951
   John Deere Capital, MTN
      4.625%, 04/15/09                                         750           751
   National Rural Utilities, Ser C, MTN
      7.250%, 03/01/12                                       1,000         1,039
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                               11,047
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [5.3%]
   Anheuser-Busch
      7.500%, 03/15/12                                         665           702
   Bottling Group
      5.500%, 04/01/16                                       1,000         1,063
      4.625%, 11/15/12                                       1,435         1,482
   General Mills
      6.000%, 02/15/12                                         560           590
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,837
                                                                     ===========
   FOREIGN GOVERNMENTS [0.7%]
   United Mexican States, MTN
      5.875%, 01/15/14                                         450           465
                                                                     -----------
   INSURANCE [3.7%]
   Aflac
      6.500%, 04/15/09                                       1,150         1,151
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                       1,475         1,499
                                                                     -----------
   TOTAL INSURANCE                                                         2,650
                                                                     ===========

                                                          FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
   INVESTMENT BANKER/BROKER DEALER [11.3%]
   Citigroup
      5.850%, 08/02/16                                $      1,000   $       803
      5.500%, 02/15/17                                         250           157
   Credit Suisse
      5.500%, 08/15/13                                       1,250         1,234
   Goldman Sachs Group
      5.625%, 01/15/17                                       1,260           981
   Jefferies Group
      5.500%, 03/15/16                                         665           490
   JPMorgan Chase
      7.125%, 06/15/09                                         675           677
      6.750%, 02/01/11                                         500           510
   JPMorgan Chase, MTN (B)
      1.760%, 06/28/09                                       1,000           953
   Merrill Lynch, Ser C, MTN
      4.250%, 02/08/10                                       1,275         1,203
   Morgan Stanley
      6.750%, 04/15/11                                          30            30
      5.300%, 03/01/13                                       1,215         1,168
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   8,206
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [3.7%]
   ConocoPhillips
      4.750%, 02/01/14                                       1,400         1,456
   ConocoPhillips Canada Funding I
      5.625%, 10/15/16                                         600           621
   Duke Capital
      5.500%, 03/01/14                                         625           600
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,677
                                                                     ===========
   RETAIL [4.1%]
   Home Depot
      5.250%, 12/16/13                                       1,000           975
   Kohl's
      6.300%, 03/01/11                                       1,000         1,009
   Kroger
      5.500%, 02/01/13                                         450           461
   Target
      5.875%, 07/15/16                                         500           519
                                                                     -----------
   TOTAL RETAIL                                                            2,964
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [6.9%]
   AT&T
      8.125%, 05/01/12                                         400           436
      6.250%, 03/15/11                                       1,485         1,551

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CORPORATE BOND FUND (CONTINUED)

                                                          FACE
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
---------------------------------------------------   ------------   -----------
   BellSouth
      4.200%, 09/15/09                                $      1,000   $     1,009
   Deutsche Telekom International Finance
      5.250%, 07/22/13                                         475           474
   Verizon Communications
      5.550%, 02/15/16                                       1,000           984
   Verizon Global Funding
      7.250%, 12/01/10                                         525           555
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   5,009
                                                                     ===========
   WASTE DISPOSAL [1.0%]
   Waste Management
      6.875%, 05/15/09                                         735           737
                                                                     -----------
         TOTAL CORPORATE BONDS
            (Cost $62,934)                                                60,829
                                                                     ===========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [6.1%]
   FFCB REMIC, Ser IA4, Cl 1
      5.770%, 02/21/14                                         684           689
   FHLMC REMIC, Ser 2982, Cl NB
      5.500%, 02/15/29                                         450           463
   FHLMC REMIC, Ser R004, Cl A1
      5.125%, 12/15/13                                         670           684
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                         698           701
   FNMA REMIC, Ser 2002-56, Cl MC
      5.500%, 09/25/17                                         770           810
   FNMA REMIC, Ser 2006-B1, Cl AB
      6.000%, 06/25/16                                         194           197
   FNMA REMIC, Ser 2007-B1, Cl BE
      5.450%, 12/25/20                                         798           832
                                                                     -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-
            BACKED OBLIGATIONS
            (Cost $4,272)                                                  4,376
                                                                     ===========

                                                       FACE AMOUNT
DESCRIPTION                                           (000)/SHARES   VALUE (000)
---------------------------------------------------   ------------   -----------
MUNICIPAL BONDS [2.8%]
   CALIFORNIA [1.3%]
   California State, City of Industry,
      Sales Tax Project, RB, NATL
      5.000%, 01/01/12                                $        955   $       960
                                                                     ===========
   WISCONSIN [1.5%]
   De Pere, Unified School District,
      GO, FGIC
      Pre-Refunded @ 100 (C)
      4.500%, 10/01/11                                         995         1,080
                                                                     ===========
         TOTAL MUNICIPAL BONDS
            (Cost $2,001)                                                  2,040
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [2.6%]
   FHLMC
      5.500%, 09/15/11                                         460           503
      5.125%, 04/18/11                                       1,250         1,340
                                                                     -----------
         TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS
            (Cost $1,769)                                                  1,843
                                                                     ===========
CASH EQUIVALENT [3.7%]
   Goldman Sachs Financial Square
      Funds - Government Fund,
      0.450%*                                            2,690,190         2,690
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $2,690)                                                  2,690
                                                                     ===========
U.S. TREASURY OBLIGATION [0.8%]
   U.S.Treasury Inflation Protection
      Security
      2.000%, 01/15/14                                         572           589
                                                                     -----------
         TOTAL U.S. TREASURY OBLIGATION
            (Cost $583)                                                      589
                                                                     ===========
         TOTAL INVESTMENTS [100.1%]
            (Cost $74,249)                                           $    72,367
                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CORPORATE BOND FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $72,303 ($ THOUSANDS).

*     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,771(000), REPRESENTING 2.4% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

(C)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL    -- CLASS

FFCB  -- FEDERAL FARM CREDIT BANK

FDIC  -- FEDERAL DEPOSIT INSURANCE CORPORATION

FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GO    -- GENERAL OBLIGATION

MBIA  -- MUNICIPAL BOND INSURANCE ASSOCIATION

MTN   -- MEDIUM TERM NOTE

NATL  -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MBIA-IL).

RB    -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20
schedule of investments
MARCH 31, 2009 (UNAUDITED)

GOVERNMENT BOND FUND

TYPE OF SECURITY WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

U.S. Government Mortgage-Backed Obligations   58.8%
U.S. Government Agency Obligations            32.5%
U.S. Treasury Obligations                      7.5%
Short-Term Investments                         1.2%

*    Percentages based on total investments.

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [58.7%]
   FFCB REMIC, Ser IA2, Cl 1
      5.220%, 10/21/13                                  $    1,722   $     1,735
   FFCB REMIC, Ser IA3, Cl 1
      5.370%, 09/25/13                                       3,159         3,254
   FFCB REMIC, Ser IA4, Cl 1
      5.770%, 02/21/14                                       3,332         3,357
   FFCB REMIC, Ser IA8, Cl 1
      4.650%, 01/21/14                                       2,664         2,669
   FHLMC REMIC, Ser R002,
      Cl AH
      4.750%, 07/15/15                                       1,510         1,529
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                       1,755         1,781
   FHLMC REMIC, Ser R005, Cl AB
      5.500%, 12/15/18                                         863           880
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                       1,542         1,569
   FHLMC REMIC, Ser R009, Cl AK
      5.750%, 12/15/18                                       1,759         1,800
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                       3,827         3,905
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                       1,730         1,771
   FHLMC REMIC, Ser R012, Cl AB
      5.500%, 12/15/20                                       1,463         1,496
   FHLMC REMIC, Ser R013, Cl AB
      6.000%, 12/15/21                                       1,925         1,971
   FHLMC REMIC, Ser R014, Cl AL
      5.500%, 10/15/14                                         899           908
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                       2,393         2,403
   FHLMC REMIC, Ser R016, Cl AM
      5.125%, 06/15/18                                       3,565         3,650
   FNMA ARM (A)
      4.537%, 03/01/34                                         643           659
   FNMA REMIC, Ser 119, Cl DG
      5.500%, 01/25/36                                         597           602
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                       2,732         2,796
   GNMA
      8.000%, 08/15/22                                          12            13
      7.500%, 06/15/24                                           6             7
      7.500%, 05/15/26                                           6             6

                                                           FACE
                                                          AMOUNT
                                                          (000)/
DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
      7.500%, 04/15/32                                  $       31   $        33
      7.000%, 12/15/16                                          14            15
      6.000%, 01/15/29                                          13            14
   GNMA ARM (A)
      4.000%, 08/20/35                                         158           157
      3.625%, 04/20/35                                         648           640
   GNMA REMIC, Ser 31, Cl PB
      5.500%, 02/16/32                                       3,592         3,706
                                                                     -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS
            (Cost $42,667)                                                43,326
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [32.4%]
   FFCB
      3.500%, 10/03/11                                       2,000         2,087
   FHLB
      5.000%, 12/11/15                                       2,500         2,802
      2.250%, 04/13/12                                       4,000         4,030
   FNMA
      7.125%, 06/15/10                                       4,000         4,292
      6.625%, 09/15/09                                       2,750         2,822
      6.250%, 02/01/11                                       3,870         4,088
      5.500%, 03/15/11                                       3,500         3,775
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $23,224)                                                23,896
                                                                     ===========
U.S. TREASURY OBLIGATIONS [7.5%]
   U.S.Treasury Notes
      6.000%, 08/15/09                                       4,950         5,055
      4.500%, 02/28/11                                         410           439
      4.250%, 08/15/13                                          45            50
                                                                     -----------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $5,509)                                                  5,544
                                                                     ===========
CASH EQUIVALENT [1.2%]
   Goldman Sachs Financial Square
      Funds - Government Fund,
      0.450%* 887,096                                                        887
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $887)                                                      887
                                                                     ===========
         TOTAL INVESTMENTS [99.8%]
            (Cost $72,287)                                           $    73,653
                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 21
schedule of investments
MARCH 31, 2009 (UNAUDITED)

GOVERNMENT BOND FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $73,829 ($ THOUSANDS).

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A) FLOATING
RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

ARM           -- ADJUSTABLE RATE MORTGAGE
CL            -- CLASS
FFCB          -- FEDERAL CREDIT BANK
FHLB          -- FEDERAL HOME LOAN BANK
FHLMC         -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA          -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA          -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC         -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER           -- SERIES

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 22
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

General Revenue          28.3%
Education                22.4%
General Obligation       17.2%
Healthcare                6.9%
Water                     6.8%
Public Facilities         4.3%
Industrial Development    3.9%
Power                     2.4%
Airport                   2.3%
Transportation            1.7%
Utilities                 1.6%
Equipment                 0.9%
Housing                   0.7%
Short-Term Investments    0.6%

*    Percentages based on total investments.

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS [95.0%]
   ARIZONA [2.3%]
   Arizona School Facilities Board,
      Ser C, COP, FSA
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                                  $      750   $       829
                                                                     ===========
   CALIFORNIA [79.7%]
   Antelope Valley, Unified High School
      District, Ser A, GO, NATL
      Callable 08/01/12 @ 101
      5.000%, 08/01/23                                         250           253
   Azusa, Redevelopment Agency,
      Mortgage-Backed Securities
      Program, Ser A, RB, ETM (A)
      6.875%, 10/01/12                                         200           237
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, XLCA
      Callable 08/01/11 @ 100
      5.000%, 08/01/14                                         500           517
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB,
      NATL-RE FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                         350           355
   Big Bear Lake, Water
      Authority, RB, NATL
      6.000%, 04/01/11                                         200           205

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project,
      Ser A, TA, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                  $      100   $       101
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project,
      Ser A, TA, AMBAC
      Pre-Refunded @ 100 (B)
      5.250%, 12/01/13                                          75            87
   California State, Department
      of Water Resources, Water
      Systems Project J-2, RB
      7.000%, 12/01/12                                         500           594
   California State, Economic
      Recovery Authority, Ser A, GO,
      NATL
      Callable 07/01/14 @ 100
      5.000%, 07/01/15                                         500           533
   California State, Economic
      Recovery Authority, Ser A, GO
      5.250%, 01/01/11                                          50            53
   California State, Economic
      Recovery Authority, Ser A, GO
      5.250%, 07/01/13                                         500           544
   California State, Educational
      Facilities Authority, Pooled
      College & University Projects,
      Ser A, RB
      4.300%, 04/01/09                                         100           100
   California State, Educational
      Facilities Authority, Stanford
      University Project, Ser T-4, RB
      5.000%, 03/15/14                                         350           397
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                         175           177
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                         165           174
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                          10            11
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                          25            26
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 10/01/10                                          20            21

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 23
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   California State, GO
      Pre-Refunded @ 100 (B)
      5.000%, 02/01/12                                  $      400   $       443
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 04/01/12                                         200           224
   California State, GO
      5.000%, 04/01/10                                         215           221
   California State, Health
      Facilities Financing Authority,
      Healthcare West Project,
      Ser G, RB
      5.000%, 07/01/10                                         500           508
   California State, Health
      Facilities Financing Authority,
      Valley Care Project, Ser A, RB
      Pre-Refunded @ 100 (B)
      5.375%, 05/01/12                                         500           560
   California State, Infrastructure &
      Economic Authority, Bay Area
      Toll Bridges Project, Ser A,
      RB, FSA
      Pre-Refunded @ 100 (B)
      5.250%, 07/01/13                                         125           144
   California State, Public Works
      Board Lease, Department of
      Corrections Project, Ser B,
      RB, NATL
      Callable 05/04/09 @ 101
      5.000%, 09/01/21                                         100            99
   California State, Public Works
      Board Lease, Department of
      Corrections-Administration
      Project, Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                         155           156
   California State, Public Works
      Board Lease, Department of
      General Services - Butterfield
      Street Project, Ser A, RB
      5.000%, 06/01/10                                         500           515
   California State, Public Works
      Board Lease, Department of
      Mental Health Project,
      Ser A, RB
      5.250%, 06/01/13                                         200           212
   California State, Public Works
      Board Lease, Various University
      Projects, Ser A, RB, NATL
      5.500%, 06/01/14                                         250           270

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Carlsbad, Public Financing
      Authority, Municipal Golf
      Course Project, Ser A, RB,
      AMBAC
      4.500%, 09/01/16                                  $      350   $       381
   Castaic Lake, Water Agency,
      Water Systems Improvement
      Project, Ser A, COP, NATL
      7.000%, 08/01/13                                         300           356
   Contra Costa County, Public
      Financing Authority, Medical
      Center Project, Ser B, RB, NATL
      5.000%, 06/01/11                                         250           266
   Corona, Public Financing
      Authority, City Hall Project,
      Ser B, RB, NATL
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                                         350           369
   Culver City, Redevelopment
      Finance Authority, TA, AMBAC
      5.500%, 11/01/14                                          75            81
   Dry Creek, Joint Elementary
      School District, Ser A, GO, FSA
      3.033%, 08/01/11                                         200           189
   East Bay, Regional Park
      District, GO
      5.000%, 09/01/13                                         250           280
   Eastern California, Municipal
      Water District, Ser A, COP,
      NATL
      5.000%, 07/01/14                                         500           558
   Escondido, Union School District,
      Refunding & Financing Project,
      COP, NATL
      4.750%, 07/01/19                                         735           804
   Fresno, Unified School District,
      Election 2001 Project,
      Ser D, GO, NATL
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                                         200           213
   Fruitvale, School District, GO, FSA
      Callable 08/01/09 @ 102
      5.000%, 08/01/19                                         200           205
   Golden State, Tobacco Settlement,
      Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
      5.000%, 06/01/13                                         500           451
   Golden State, Tobacco Settlement,
      Ser A-1, RB
      Pre-Refunded @ 100 (B)
      6.750%, 06/01/13                                         370           435

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHART ERFUNDS | PAGE 24
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Golden State, Tobacco
      Settlement, Ser A-3, RB
      Pre-Refunded @ 100 (B)
      7.875%, 06/01/13                                  $      675   $       824
   Golden State, Tobacco
      Settlement, Ser B, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                         100           113
   Golden State, Tobacco
      Settlement, Ser B, RB
      Pre-Refunded @ 100 (B)
      5.625%, 06/01/13                                         500           567
   Golden State, Tobacco
      Settlement, Ser B, RB
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                       1,000         1,128
   Hawthorne, School District,
      COP, FSA
      Pre-Refunded @ 101 (B)
      6.000%, 11/01/10                                         470           499
   Indio, Public Financing
      Authority, Public Capital
      Improvement Project,
      Ser B, RB, AMBAC (C)
      3.800%, 11/01/37                                         500           495
   Kern, High School District,
      GO, ETM
      7.100%, 08/01/12                                         290           345
   Los Angeles County, Capital
      Asset Leasing, Ser A, RB
      3.250%, 06/01/10                                         310           317
   Los Angeles County, Metropolitan
      Transportation Authority, Ser A,
      RB, NATL
      Callable 07/01/14 @ 100
      5.000%, 07/01/16                                         200           217
   Los Angeles County, Sanitation
      Districts Financing Authority,
      Capital Projects (District #14),
      Sub-Ser B, RB,
   NATL-RE FGIC
      3.750%, 10/01/14                                         175           178
      Los Angeles, Department of
      Water & Power, Ser A
      Sub-Ser A-1, RB, NATL
      5.000%, 07/01/12                                         665           735
   Los Angeles, Municipal
      Improvement Authority, Central
      Library Project,
      Ser A, RB, NATL
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                         500           532

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project,
      Ser A, RB, NATL
      5.250%, 06/01/12                                  $      300   $       317
   Los Angeles, Ser A, GO,
      MBIA, FSA-CR
      Callable 09/01/12 @ 100
      5.000%, 09/01/20                                         750           782
   Los Angeles, Ser A, GO
      5.000%, 09/01/15                                         175           197
   Los Angeles, Unified
      School District, GO, NATL
      5.750%, 07/01/16                                         500           569
   Los Angeles, Unified School
      District, Ser A-1, GO, NATL
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                         125           133
   Metropolitan Water District,
      Southern California
      Waterworks Authority,
      Ser A, RB, NATL
      5.250%, 07/01/11                                         200           218
   Metropolitan Water District,
      Southern California Waterworks
      Authority, Ser A, RB
      5.750%, 07/01/21                                         280           321
   North Orange County,
      Community College District,
      Ser A, GO, NATL
      Pre-Refunded @ 101 (B)
      5.375%, 08/01/12                                         525           602
   Northern California,
      Transmission Resource
      Authority, Ore Transmission
      Project, Ser A, RB, NATL
      7.000%, 05/01/13                                         250           273
   Oakland, Redevelopment
      Agency, Central District
      Redevelopment Project, TA,
      AMBAC
      5.500%, 02/01/14                                         390           398
   Oakland, Ser A, GO, NATL
      Callable 01/15/13 @ 100
      5.000%, 01/15/21                                         500           509
   Oakley, Civic Center Project, COP
      4.000%, 05/01/12                                         230           240
   Orange County, Public Financing
      Authority, RB, NATL
      5.000%, 07/01/17                                       1,000         1,040

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 25
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Oxnard, School District, Election
      2006 Project, Ser A, GO, CIFG
      6.750%, 08/01/11                                  $      300   $       335
   Pinole, Redevelopment Agency,
      Pinole Vista Redevelopment
      Project, TA, FSA
      Callable 08/01/09 @ 101
      5.250%, 08/01/14                                         100           102
   Redwoods, Community College
      District, 2004 Election Project,
      Ser A, GO, NATL
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                         420           423
   Riverside, Water Authority, RB
      Callable 05/04/09 @ 101
      5.375%, 10/01/12                                          90            91
   Sacramento, City Unified School
      District, Ser A, GO, FSA
      4.250%, 07/01/09                                          75            76
   San Diego, Unified School
      District, Election 1998 Project,
      Ser E, GO, FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                         100           112
   San Diego, Unified School
      District, Ser D, GO, FGIC
      Callable 07/01/12 @ 100
      5.000%, 07/01/27                                         500           546
   San Francisco (City & County),
      Airports Commission Authority,
      Ser 27B, RB, NATL-RE FGIC
      Callable 05/01/11 @ 100
      5.250%, 05/01/12                                         250           265
   San Francisco (City & County), GO
      Callable 06/15/10 @ 102
      5.000%, 06/15/11                                         235           249
      San Francisco (City & County),
      Ser R1, GO
      5.000%, 06/15/14                                         500           560
   San Jose, Unified School District,
      Ser A, GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                         150           158
   San Ysidro, School District,
      Election 1997 Project,
      Ser C, GO, NATL
      6.000%, 08/01/11                                         205           225
   Sanger, Unified School
      District, GO, NATL
      5.350%, 08/01/15                                         250           254

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Santa Margarita, Dana Point
      Authority, Ser A, RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                  $      165   $       180
   Santa Monica, Public Financing
      Authority, Public Safety Facilities
      Project, RB
      Callable 07/01/09 @ 101
      5.250%, 07/01/14                                         100           102
   Solano County, COP, NATL
      Pre-Refunded @ 100 (B)
      5.250%, 11/01/12                                         100           114
   Southern Kern, Unified School
      District, Ser A, GO, NATL-RE
      FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                         220           225
   Tamalpais, Unified High School
      District, GO, NATL
      Callable 08/01/11 @ 101
      4.875%, 08/01/17                                         100           104
   University of California,
      Ser B, RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.500%, 05/15/14                                         500           584
                                                                     -----------
   TOTAL CALIFORNIA                                                       28,579
                                                                     ===========
   ILLINOIS [0.6%]
   Illinois State, Civic Center
      Authority, RB, FSA
      Callable 12/15/10 @ 100
      5.500%, 12/15/14                                         200           209
                                                                     ===========
   MISSOURI [0.6%]
   St. Louis, Parking Facilities
      Authority, Downtown Parking
      Facilities Project, Sub-Ser A, RB
      Pre-Refunded @ 100 (B)
      6.000%, 02/01/12                                         200           224
                                                                     ===========
   NEW JERSEY [1.0%]
   New Jersey State, Turnpike
      Authority, Ser C, RB,
      NATL, ETM
      6.500%, 01/01/16                                         315           370
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 26
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
NEW MEXICO [1.1%]
Santa Fe, Educational Facilities
   Authority, College of Santa Fe
   Project, RB
   Pre-Refunded @ 100 (B)
   5.750%, 10/01/14                                     $      350   $       406
                                                                     ===========
NEW YORK [1.6%]
New York State, LocalAssistance
   Correction Authority,
   Ser E, RB
   6.000%, 04/01/14                                            500           561
                                                                     ===========
RHODE ISLAND [1.5%]
Rhode Island, Economic
   Development Authority,
   Ser B, RB, FGIC
   Pre-Refunded @ 101 (B)
   6.000%, 07/01/10                                            500           538
                                                                     ===========
SOUTH CAROLINA [2.4%]
Columbia, Tourism Development
   Fee Pledge Project,
   COP, AMBAC
   Callable 06/01/13 @ 100
   5.250%, 06/01/16                                            350           376
South Carolina, Jobs &
   Economic Development
   Authority, Palmetto Health
   Project, Ser C, RB
   Pre-Refunded @ 100 (B)
   6.875%, 08/01/13                                            400           480
                                                                     -----------
TOTAL SOUTH CAROLINA                                                         856
                                                                     ===========
TEXAS [0.3%]
San Angelo, Waterworks &
   Sewer System Authority,
   Refunding & Improvements
   Projects, RB, FSA
   Callable 04/01/11 @ 100
   5.250%, 04/01/19                                            100           104
                                                                     ===========
WASHINGTON [1.8%]
Clark County, GO, NATL
   Pre-Refunded @ 100 (B)
   5.125%, 12/01/11                                            250           277

                                                           FACE
                                                          AMOUNT
                                                          (000)/
DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   King County, NJB Properties
      Project, Ser A, RB
      5.000%, 12/01/14                                  $      325   $       366
                                                                     ===========
   TOTAL WASHINGTON                                                          643

   WEST VIRGINIA [1.5%]
   West Virginia State, Economic
      Development Authority,
      Correctional Juvenile Project,
      Ser A, RB, NATL
      Callable 06/01/12 @ 101
      5.500%, 06/01/17                                         500           524
                                                                     ===========
   PUERTO RICO [0.6%]
   Puerto Rico, Electric Power
      Authority, Ser CC, RB, NATL
      Callable 05/04/09 @ 101
      5.250%, 07/01/09                                         100           100
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
      Callable 05/04/09 @ 101
      5.250%, 07/01/10                                         130           131
                                                                     -----------
   TOTAL PUERTO RICO                                                         231
                                                                     ===========
         Total Municipal Bonds
            (Cost $33,504)                                                34,074
                                                                     ===========
CASH EQUIVALENT [0.6%]
   Federated California Municipal
      Money Market Fund,
      Cl I, 0.610%*                                        212,270           212
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $212)                                                      212
                                                                     ===========
         TOTAL INVESTMENTS [95.6%]
            (Cost $33,716)                                           $    34,286
                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $35,867 ($ THOUSANDS).

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

AMBAC        -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG         -- CDC IXIS FINANCIAL GUARANTEE
CL           -- CLASS
COP          -- CERTIFICATE OF PARTICIPATION
ETM          -- ESCROW TO MATURITY
FGIC         -- FINANCIAL GUARANTEE INSURANCE COMPANY
FNMA         -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA          -- FINANCIAL SECURITY ASSISTANCE
FSA-CR       -- SECURITY IS SECONDARILY GUARANTEED BY FSA
GO           -- GENERAL OBLIGATION
MBIA         -- MUNICIPAL BOND INSURANCE ASSOCIATION
NATL         -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MBIA-IL)
NATL-RE FGIC -- NATL REINSURES FGIC
RB           -- REVENUE BOND
SER          -- SERIES
TA           -- TAX ALLOCATION
XLCA         -- XL CAPITAL ASSURANCE

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 28
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

Industrials                  74.1%
Utilities                    14.0%
Telecommunication Services    4.9%
Financials                    4.5%
Transportation                1.4%
Short-Term Investments        1.0%
Common Stock                  0.1%

*    Percentages based on total investments.

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
CORPORATE BONDS [96.1%]
   AEROSPACE & DEFENSE [1.8%]
   BE Aerospace
      8.500%, 07/01/18                                  $      100   $        83
   Esterline Technologies
      7.750%, 06/15/13                                         100            96
   L-3 Communications
      5.875%, 01/15/15                                         200           186
   TransDigm (F)
      7.750%, 07/15/14                                         100            93
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 458
                                                                     ===========
   AIRLINES [0.2%]
   DAE Aviation Holdings (A)
      11.250%, 08/01/15                                        150            38
                                                                     ===========
   APPAREL/TEXTILES [0.9%]
   Hanesbrands (B)
      5.697%, 12/15/14                                         100            67
   Levi Strauss
      9.750%, 01/15/15                                         100            86
   Phillips-Van Heusen
      7.250%, 02/15/11                                         75             72
                                                                     -----------
   TOTAL APPAREL/TEXTILES                                                    225
                                                                     ===========
   AUTO RENT & LEASE [1.1%]
   Avis Budget Car Rental
      7.750%, 05/15/16                                         100            25
   H&E Equipment Services
      8.375%, 07/15/16                                         100            63
   Hertz
      10.500%, 01/01/16                                        150            65
   RSC Equipment Rental
      9.500%, 12/01/14                                         100            49
   United Rentals North America
      6.500%, 02/15/12                                         100            80
                                                                     -----------
   TOTAL AUTO RENT & LEASE                                                   282
                                                                     ===========

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   AUTOMOTIVE [0.2%]
   General Motors (F)
      7.125%, 07/15/13                                  $      150   $        21
   UCI Holdco (B)
      9.320%, 12/15/13                                         193            16
                                                                     -----------
   TOTAL AUTOMOTIVE                                                           37
                                                                     ===========
   AUTOPARTS [0.7%]
   Accuride
      8.500%, 02/01/15                                         150            32
   Asbury Automotive Group
      7.625%, 03/15/17                                         100            47
   Pep Boys
      7.500%, 12/15/14                                         100            56
   TRW Automotive (A)
      7.250%, 03/15/17                                         100            41
                                                                     -----------
   TOTAL AUTOPARTS                                                           176
                                                                     ===========
   BEAUTY PRODUCTS [0.4%]
   Chattem
      7.000%, 03/01/14                                         100            95
                                                                     ===========
   BROADCASTING & CABLE [7.2%]
   Allbritton Communications
      7.750%, 12/15/12                                         150            55
   Atlantic Broadband Finance
      9.375%, 01/15/14                                         100            79
   Barrington Broadcasting Group
      10.500%, 08/15/14                                        100            19
   Bonten Media Acquisition (A)
      9.000%, 06/01/15                                         150            26
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                         250           243
   Charter Communications
      Holdings II (C)
      10.250%, 09/15/10                                        300           270
   CSC Holdings
      7.625%, 07/15/18                                         100            90
   DirecTV Holdings
      7.625%, 05/15/16                                         150           147
   DISH DBS
      6.625%, 10/01/14                                         200           179
   Fisher Communications
      8.625%, 09/15/14                                         150           128
   Kabel Deutschland
      10.625%, 07/01/14                                        200           202
   Local TV Finance (A)
      9.250%, 06/15/15                                         100            10
   Mediacom Capital
      7.875%, 02/15/11                                         150           143

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 29
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Newport Television (A)
      13.000%, 03/15/17                                 $      100   $         3
   Nexstar Finance Holdings (D)
      11.375%, 04/01/13                                        128            46
   Quebecor Media
      7.750%, 03/15/16                                          75            57
   Radio One
      8.875%, 07/01/11                                         100            32
   Videotron Ltee
      6.875%, 01/15/14                                         100            94
                                                                     -----------
   TOTAL BROADCASTING & CABLE                                              1,823
                                                                     ===========
   BUILDING & CONSTRUCTION [1.0%]
   DR Horton
      5.625%, 01/15/16                                         125            95
   Esco (A)
      8.625%, 12/15/13                                          50            38
   Interline Brands
      8.125%, 06/15/14                                          50            45
   International Utility Structures (C)
      10.750%, 02/01/08                                        100             1
   Nortek
      8.500%, 09/01/14                                         200            20
   Panolam Industries International
      10.750%, 10/01/13                                        250            33
   Ply Gem Industries
      11.750%, 06/15/13                                         50            22
                                                                     -----------
   TOTAL BUILDING & CONSTRUCTION                                             254
                                                                     ===========
   BUSINESS SERVICES [1.1%]
   Corrections
      7.500%, 05/01/11                                         100           100
   FTI Consulting
      7.625%, 06/15/13                                          50            51
   Geo Group
      8.250%, 07/15/13                                         150           139
                                                                     -----------
   TOTAL BUSINESS SERVICES                                                   290
                                                                     ===========
   CHEMICALS [3.1%]
   Airgas (A)
      7.125%, 10/01/18                                         100            96
   Georgia Gulf
      9.500%, 10/15/14                                         150            25
   Huntsman International
      7.875%, 11/15/14                                         115            47
   Innophos
      8.875%, 08/15/14                                         100            82
   Momentive Performance Materials
      9.750%, 12/01/14                                         100            30

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Mosaic (A)
      7.375%, 12/01/14                                  $       50   $        49
   Nalco
      8.875%, 11/15/13                                         150           144
   Nova Chemicals
      6.500%, 01/15/12                                         150           131
   Polymer Holdings (D) (E) (F)
      18.929%, 07/15/14                                        250            88
   Terra Capital, Ser B
      7.000%, 02/01/17                                         100            92
                                                                     -----------
   TOTAL CHEMICALS                                                           784
                                                                     ===========
   CIRCUIT BOARDS [0.1%]
   Viasystems
      10.500%, 01/15/11                                         50            32
                                                                     ===========
   COMMERCIAL SERVICES [2.1%]
   ARAMARK
      8.500%, 02/01/15                                         150           138
      4.670%, 02/01/15 (B)                                     100            76
   Iron Mountain (F)
      8.750%, 07/15/18                                         150           149
   Mobile Mini
      6.875%, 05/01/15                                          75            52
   Mobile Services Group
      9.750%, 08/01/14                                         150           112
   Tube City IMS
      9.750%, 02/01/15                                         100            15
                                                                     -----------
   TOTAL COMMERCIAL SERVICES                                                 542
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [0.3%]
   Activant Solutions
      9.500%, 05/01/16                                         100            61
   Unisys
      12.500%, 01/15/16                                         65            17
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                    78
                                                                     ===========
   CONGLOMERATE [0.2%]
   KAR Holdings
      8.750%, 05/01/14                                         100            53
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [4.3%]
   Central Garden & Pet
      9.125%, 02/01/13                                         100            79
   Jarden
      7.500%, 05/01/17                                          75            60

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 30
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Johnsondiversey Holdings (D)
      10.670%, 05/15/13                                 $      200   $       150
   Johnsondiversey, Ser B
      9.625%, 05/15/12                                         150           136
   Libbey Glass (B)
      9.568%, 06/01/11                                         100            45
   MSX International (A)
      12.500%, 04/01/12                                        100            35
   Prestige Brands
      9.250%, 04/15/12                                          90            86
   Sealy Mattress
      8.250%, 06/15/14                                         200            73
   Sotheby's (A)
      7.750%, 06/15/15                                         100            73
   Southern States Cooperative (A)
      10.500%, 11/01/10                                        200           178
   Steinway Musical Instruments (A)
      7.000%, 03/01/14                                         100            67
   Visant Holding
      8.750%, 12/01/13                                         100            91
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                          50            24
                                                                     -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      1,097
                                                                     ===========
   CONTAINERS & PACKAGING [2.4%]
   Crown Americas
      7.750%, 11/15/15                                         150           151
   Exopack Holding
      11.250%, 02/01/14                                        100            45
   Intertape Polymer US
      8.500%, 08/01/14                                         100            61
   Owens Brockway Glass Container
      6.750%, 12/01/14                                         150           144
   Plastipak Holdings (A)
      8.500%, 12/15/15                                         100            70
   Solo Cup
      8.500%, 02/15/14                                         200           146
                                                                     -----------
   TOTAL CONTAINERS & PACKAGING                                              617
                                                                     ===========
   DIVERSIFIED OPERATIONS [0.9%]
   Bombardier (A)
      8.000%, 11/15/14                                          75            55
   Trinity Industries
      6.500%, 03/15/14                                         200           162
                                                                     -----------
   TOTAL DIVERSIFIED OPERATIONS                                              217
                                                                     ===========

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   EDUCATIONAL SERVICES [0.6%]
   Education Management
      10.250%, 06/01/16                                 $       50   $        47
      8.750%, 06/01/14                                         100            94
                                                                     -----------
   TOTAL EDUCATIONAL SERVICES                                                141
                                                                     ===========
   ELECTRIC UTILITIES [7.7%]
   AES
      8.000%, 10/15/17                                         100            86
      8.000%, 06/01/20 (A)                                      50            40
   Allegheny Energy Supply
      7.800%, 03/15/11                                         200           200
   Aquila
      7.625%, 11/15/09                                         100            99
   CMS Energy
      6.875%, 12/15/15                                         150           139
   Edison Mission Energy
      7.000%, 05/15/17                                         150           110
   Energy Future Holdings
      10.875%, 11/01/17                                        500           323
   ESI Tractebel Acquisition, Ser B
      7.990%, 12/30/11                                          43            42
   KCP&L Greater Missouri
      Operations
      7.950%, 02/01/11                                         150           147
   Mirant North America
      7.375%, 12/31/13                                         150           136
   NRG Energy
      7.375%, 02/01/16                                         100            93
   PNM Resources
      9.250%, 05/15/15                                         100            88
   PSEG Energy Holdings
      8.500%, 06/15/11                                         150           148
   Reliant Energy
      7.625%, 06/15/14                                         200           162
   Sierra Pacific Resources
      8.625%, 03/15/14                                          70            66
   Teco Finance, MTN
      6.572%, 11/01/17                                         100            77
                                                                     -----------
   TOTAL ELECTRIC UTILITIES                                                1,956
                                                                     ===========
   ENERGY & POWER [0.0%]
   VeraSun Energy (C)
      9.375%, 06/01/17                                         200            10
                                                                     ===========
   ENTERTAINMENT & GAMING [7.7%]
   AMC Entertainment
      11.000%, 02/01/16                                        100            91

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 31
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Buffalo Thunder Development
      Authority (A)
      9.375%, 12/15/14                                  $       75   $         4
   CCM Merger (A)
      8.000%, 08/01/13                                         175            72
   Choctaw Resort Development
      Enterprise (A)
      7.250%, 11/15/19                                         182            52
   Chukchansi Economic Development
      Authority (A)
      8.000%, 11/15/13                                         150            33
   Circus & Eldorado Joint Venture/
      Silver Legacy Capital
      10.125%, 03/01/12                                        150            97
   Gaylord Entertainment
      8.000%, 11/15/13                                         100            66
   Indianapolis Downs & Capital (A)
      11.000%, 11/01/12                                        100            53
   Inn of the Mountain Gods
      Resort & Casino
      12.000%, 11/15/10                                        150            16
   Isle of Capri Casinos
      7.000%, 03/01/14                                         112            66
   Jacobs Entertainment
      9.750%, 06/15/14                                          75            44
   Mashantucket Western Pequot Tribe
      (A)
      8.500%, 11/15/15                                         170            29
   MGM Mirage
      8.500%, 09/15/10                                         200            82
      6.750%, 09/01/12                                         100            35
      6.000%, 10/01/09                                         100            54
   Mohegan Tribal Gaming
      Authority
      7.125%, 08/15/14                                         100            28
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                                         200           150
   OED/Diamond Jo
      8.750%, 04/15/12                                         100            80
   Penn National Gaming
      6.875%, 12/01/11                                         100            96
   San Pasqual Casino (A)
      8.000%, 09/15/13                                         100            74
   Scientific Games
      6.250%, 12/15/12                                         100            88
   Seminole Hard Rock
      Entertainment (A) (B)
      3.820%, 03/15/14                                         100            52
   Seneca Gaming
      7.250%, 05/01/12                                         100            64

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Shingle Springs Tribal
      Gaming Authority (A)
      9.375%, 06/15/15                                  $      100   $        42
   Snoqualmie Entertainment
      Authority (A)(B)
      5.384%, 02/01/14                                         100            25
   Speedway Motorsports
      6.750%, 06/01/13                                         100            84
   Tunica-Biloxi Gaming
      Authority (A)
      9.000%, 11/15/15                                         125           101
   Vail Resorts
      6.750%, 02/15/14                                         100            86
   Waterford Gaming (A)
      8.625%, 09/15/14                                          81            47
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                         175           132
                                                                     -----------
   TOTAL ENTERTAINMENT & GAMING                                            1,943
                                                                     ===========
   FINANCIAL SERVICES [1.6%]
   Ford Motor Credit
      7.375%, 10/28/09                                         150           134
      7.375%, 02/01/11                                         100            76
   GMAC
      6.750%, 12/01/14                                         425           201
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                  411
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [2.8%]
   Alliance One International
      8.500%, 05/15/12                                         100            85
   Beverages & More (A)
      9.250%, 03/01/12                                         100            68
   Chiquita Brands International
      7.500%, 11/01/14                                         100            73
   Constellation Brands
      8.375%, 12/15/14                                         150           151
   Del Monte
      8.625%, 12/15/12                                          50            50
   Land O' Lakes
      8.750%, 11/15/11                                         100            99
   Leiner Health Products (C)
      11.000%, 06/01/12                                        100            --
   Le-Nature's (A) (C)
      9.000%, 06/15/13                                         150             1
   National Beef Packing
      10.500%, 08/01/11                                        100            78
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                         100           100
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            705
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 32
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   GAS/NATURAL GAS [2.3%]
   Colorado Interstate Gas
      6.800%, 11/15/15                                  $      150   $       140
   El Paso
      7.000%, 05/15/11                                         275           263
      7.000%, 06/15/17                                         150           128
   Targa Resources
      8.500%, 11/01/13                                         100            62
                                                                     -----------
   TOTAL GAS/NATURAL GAS                                                     593
                                                                     ===========
   INSURANCE [0.2%]
   USI Holdings (A) (B)
      5.113%, 11/15/14                                         125            59
                                                                     ===========
   MACHINERY [1.5%]
   Baldor Electric
      8.625%, 02/15/17                                         125            99
   Case New Holland
      7.125%, 03/01/14                                         100            73
   Terex
      8.000%, 11/15/17                                          75            61
      7.375%, 01/15/14 (F)                                     100            87
   Trimas
      9.875%, 06/15/12                                         115            56
                                                                     -----------
   TOTAL MACHINERY                                                           376
                                                                     ===========
   MEDICAL PRODUCTS & SERVICES [3.4%]
   Bio-Rad Laboratories
      7.500%, 08/15/13                                         100            96
   Community Health Systems
      8.875%, 07/15/15                                         150           142
   DJO Finance
      10.875%, 11/15/14                                         25            19
   Fresenius US Finance II (A)
      9.000%, 07/15/15                                         125           130
   HCA
      9.250%, 11/15/16                                          50            46
      5.750%, 03/15/14                                         100            65
   Omnicare
      6.750%, 12/15/13                                         150           136
   Tenet Healthcare
      9.250%, 02/01/15                                         200           154
   Vanguard Health Holding II
      9.000%, 10/01/14                                         100            88
                                                                     -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         876
                                                                     ===========

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   METALS & MINING [1.6%]
   American Rock Salt
      9.500%, 03/15/14                                  $      150   $       147
   Freeport-McMoRan Copper
      & Gold
      8.250%, 04/01/15                                         150           144
   Noranda Aluminium Acquisition (B)
      6.595%, 05/15/15                                         150            46
   Novelis
      7.250%, 02/15/15                                         150            60
                                                                     -----------
   TOTAL METALS & MINING                                                     397
                                                                     ===========
   MISCELLANEOUS BUSINESS SERVICES [2.4%]
   Affinion Group
      11.500%, 10/15/15                                        100            62
   Carriage Services
      7.875%, 01/15/15                                         200           164
   Compagnie Generale de
      Geophysique
      7.500%, 05/15/15                                         100            79
   Lamar Media
      6.625%, 08/15/15                                         100            72
   MCBC Holdings (A)(B)
      10.751%, 10/15/14                                         50            10
   Service International
      6.750%, 04/01/15                                         150           132
   Stewart Enterprises
      6.250%, 02/15/13                                         100            84
                                                                     -----------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                     603
                                                                     ===========
   MISCELLANEOUS MANUFACTURING [2.8%]
   AGY Holding
      11.000%, 11/15/14                                        100            61
   Altra Industrial Motion
      9.000%, 12/01/11                                         100            93
   Coleman Cable
      9.875%, 10/01/12                                         100            57
   Dresser-Rand Group
      7.375%, 11/01/14                                         133           114
   General Cable
      7.125%, 04/01/17                                         100            82
   Hawker Beechcraft Acquisition
      9.750%, 04/01/17                                          75            13
      8.500%, 04/01/15                                         100            26
   Koppers Holdings (D)
      14.335%, 11/15/14                                        250           204

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 33
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Mueller Water Products (F)
      7.375%, 06/01/17                                  $      100   $        51
                                                                     -----------
   TOTAL MISCELLANEOUS MANUFACTURING                                         701
                                                                     ===========
   PAPER & RELATED PRODUCTS [2.3%]
   Appleton Papers, Ser B
      9.750%, 06/15/14                                         100            18
   Catalyst Paper
      7.375%, 03/01/14                                         250            89
   Cellu Tissue Holdings
      9.750%, 03/15/10                                         100            88
   Domtar
      7.125%, 08/15/15                                         150           100
   Georgia-Pacific
      7.700%, 06/15/15                                         100            91
   Newark Group (C)
      9.750%, 03/15/14                                         200            17
   Norampac Industries
      6.750%, 06/01/13                                         100            44
   Smurfit Kappa Funding
      7.750%, 04/01/15                                         150            88
   Verso Paper Holdings
      9.125%, 08/01/14                                         100            38
                                                                     -----------
   TOTAL PAPER & RELATED PRODUCTS                                            573
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [12.3%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                         200           114
   Chesapeake Energy
      6.875%, 01/15/16 (F)                                     100            84
      6.250%, 01/15/18                                         100            78
   Cimarex Energy
      7.125%, 05/01/17                                         100            80
   Clayton Williams Energy
      7.750%, 08/01/13                                         150            93
   Comstock Resources
      6.875%, 03/01/12                                         150           130
   Copano Energy (A)
      7.750%, 06/01/18                                         100            79
   Dynegy Holdings
      7.750%, 06/01/19                                         100            65
      6.875%, 04/01/11                                         100            89
   Forest Oil
      8.000%, 12/15/11                                         100            96
   Frontier Oil
      6.625%, 10/01/11                                         150           146
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                         100            59

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Key Energy Services
      8.375%, 12/01/14                                  $      100   $        63
   Linn Energy (A)
      9.875%, 07/01/18                                         100            82
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                         150           107
   Newfield Exploration
      6.625%, 09/01/14                                         150           136
   OPTI Canada
      7.875%, 12/15/14                                         100            44
   Pacific Energy Partners
      7.125%, 06/15/14                                         100            93
   Parker Drilling
      9.625%, 10/01/13                                         150           100
   Petroplus Finance (A)
      7.000%, 05/01/17                                         150           108
   Pioneer Natural Resources
      5.875%, 07/15/16                                         100            74
   Plains Exploration & Production
      7.750%, 06/15/15                                         150           129
      7.625%, 06/01/18 (F)                                     100            81
   Pride International
      7.375%, 07/15/14                                         100            99
   Regency Energy Partners
      8.375%, 12/15/13                                          65            55
   Southern Star Central
      6.750%, 03/01/16                                         100            84
   Southwestern Energy (A)
      7.500%, 02/01/18                                         100            97
   Swift Energy
      7.625%, 07/15/11                                         100            76
   Tesoro
      6.625%, 11/01/15                                         100            79
   Whiting Petroleum
      7.000%, 02/01/14                                         300           225
   Williams
      7.625%, 07/15/19                                          50            47
      6.375%, 10/01/10 (A)                                     150           148
   Williams Partners
      7.250%, 02/01/17                                         100            85
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         3,125
                                                                     ===========
   PRINTING & PUBLISHING [1.3%]
   Dex Media (D)
      9.000%, 11/15/13                                         150            19
   Dex Media West, Ser B
      8.500%, 08/15/10                                         100            50
   Idearc (C) (F)
      8.000%, 11/15/16                                         100             2

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 34
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   MediMedia USA (A)
      11.375%, 11/15/14                                 $       50   $        32
   R.H. Donnelley (A)
      11.750%, 05/15/15                                        168            22
   Sheridan Group
      10.250%, 08/15/11                                        150            88
   Valassis Communications
      8.250%, 03/01/15                                         100            43
   Warner Music Group
      7.375%, 04/15/14                                         100            69
                                                                     -----------
   TOTAL PRINTING & PUBLISHING                                               325
                                                                     ===========
   RADIO [0.2%]
   XM Satellite Radio Holdings (A)
      13.000%, 08/01/13                                        100            46
                                                                     ===========
   REAL ESTATE INVESTMENT TRUSTS [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                         150           111
                                                                     ===========
   RETAIL [4.1%]
   ACE Hardware (A) (F)
      9.125%, 06/01/16                                         100            82
   Autonation
      7.000%, 04/15/14                                         100            88
   Claire's Stores
      9.625%, 06/01/15                                         105            21
   Couche-Tard US
      7.500%, 12/15/13                                         100            98
   Ferrellgas Partners (A)
      6.750%, 05/01/14                                         100            84
   Group 1 Automotive
      8.250%, 08/15/13                                         100            77
   Inergy
      8.250%, 03/01/16                                         200           190
   Leslie's Poolmart
      7.750%, 02/01/13                                         100            84
   NPC International
      9.500%, 05/01/14                                         100            78
   Penske Auto Group
      7.750%, 12/15/16                                         100            50
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                         100            38
   Sbarro
      10.375%, 02/01/15                                         50            19
   Sonic Automotive
      8.625%, 08/15/13                                          70            21

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Suburban Propane Partners
      6.875%, 12/15/13                                  $      100   $        95
   True Temper Sports
      8.375%, 09/15/11                                         150            21
                                                                     -----------
   TOTAL RETAIL                                                            1,046
                                                                     ===========
   RUBBER & PLASTIC [0.5%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                         100            52
   Cooper-Standard Automotive
      8.375%, 12/15/14                                          50             3
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                          98            75
                                                                     -----------
   TOTAL RUBBER & PLASTIC                                                    130
                                                                     ===========
   SEMI-CONDUCTORS [0.8%]
   Amkor Technology
      9.250%, 06/01/16                                         100            77
   Flextronics International
      6.250%, 11/15/14                                         100            84
   Sensata Technologies
      8.000%, 05/01/14                                         100            30
                                                                     -----------
   TOTAL SEMI-CONDUCTORS                                                     191
                                                                     ===========
   STEEL & STEEL WORKS [1.7%]
   AK Steel
      7.750%, 06/15/12                                         150           118
   ArcelorMittal USA
      6.500%, 04/15/14                                         150           118
   Gerdau Ameristeel
      10.375%, 07/15/11                                        100           100
   Ryerson (A)
      12.000%, 11/01/15                                         75            43
   Steel Dynamics
      7.375%, 11/01/12                                          50            39
                                                                     -----------
   TOTAL STEEL & STEEL WORKS                                                 418
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [6.7%]
   American Tower
      7.125%, 10/15/12                                         150           151
   Broadview Networks Holdings
      11.375%, 09/01/12                                        100            58
   Centennial Communications
      10.125%, 06/15/13                                        100           103
      8.125%, 02/01/14                                          50            51

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 35
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Cincinnati Bell
      8.375%, 01/15/14                                  $      150   $       141
   Citizens Communications
      7.125%, 03/15/19                                         150           118
   Crown Castle International
      9.000%, 01/15/15                                          75            75
   Fairpoint Communications (A)
      13.125%, 04/01/18                                        100            19
   MetroPCS Wireless
      9.250%, 11/01/14                                         100            97
   Nordic Telephone (A)
      8.875%, 05/01/16                                          50            47
   Qwest
      7.625%, 06/15/15                                         289           260
   Rogers Wireless
      9.625%, 05/01/11                                         100           104
      7.250%, 12/15/12                                          50            52
   Sprint Capital
      8.375%, 03/15/12                                         150           136
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                         100            97
   Virgin Media Finance
      9.125%, 08/15/16                                         150           139
   West
      11.000%, 10/15/16                                         50            33
                                                                     -----------
   TOTAL TELEPHONES &
      TELECOMMUNICATIONS                                                   1,681
                                                                     ===========
   TRANSPORTATION SERVICES [1.8%]
   Kansas City Southern Railway
      8.000%, 06/01/15                                         100            83
   Navios Maritime Holdings
      9.500%, 12/15/14                                         100            57
   Pegasus Solutions (A)
      10.500%, 04/15/15                                        100            40
   Ship Finance International
      8.500%, 12/15/13                                         200           136
   Stena
      7.000%, 12/01/16                                         150           105
   Swift Transportation (A) (B)
      8.984%, 05/15/15                                         200            44
                                                                     -----------
   TOTAL TRANSPORTATION SERVICES                                             465
                                                                     ===========

                                                           FACE
                                                          AMOUNT
                                                          (000)/
DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   WASTE DISPOSAL [1.4%]
   Allied Waste North America, Ser B
      7.125%, 05/15/16                                  $      225   $       210
   Waste Services
      9.500%, 04/15/14                                         100            75
   WCA Waste
      9.250%, 06/15/14                                         100            73
                                                                     -----------
   TOTAL WASTE DISPOSAL                                                      358
                                                                     ===========
         TOTAL CORPORATE BONDS
            (Cost $35,585)                                                24,338
                                                                     ===========
COMMON STOCK [0.1%]
   BROADCASTING & CABLE [0.0%]
   Olympus (E) (F)*                                          8,500             9
                                                                     -----------
   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior*                                            149            --
                                                                     ===========
   MEDIA [0.1%]
   Time Warner Cable, Cl A                                     655            16
                                                                     ===========
   PAPER & FOREST PRODUCTS [0.0%]
   Tembec*                                                   5,625             4
                                                                     ===========
         TOTAL COMMON STOCK
            (Cost $221)                                                       29
                                                                     ===========
   CASH EQUIVALENTS [0.9%]
      Evergreen Select Money
         Market Fund, Institutional
         Class, 0.760%**                                   118,598           119
      Fidelity Institutional
         Domestic Money Market
         Portfolio, Cl I, 0.810%**                         118,598           119
                                                                     -----------
            TOTAL CASH EQUIVALENTS
               (Cost $238)                                                   238
                                                                     ===========
            TOTAL INVESTMENTS [97.1%]
               (Cost $36,044)                                        $    24,605
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 36
schedule of investments
MARCH 31, 2009 (UNAUDITED)

HIGH YIELD BOND FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $25,335 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,741(000), REPRESENTING 10.8% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

(C) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(D) STEP BOND -- THE REPORTED IS THE RATE IN EFFECT ON MARCH 31, 2009. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(E)  SECURITY IS FAIR VALUED.

(F)  SECURITY IS CONSIDERED ILLIQUID.

CL   -- CLASS

MTN  -- MEDIUM TERM NOTE

SER  -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 37
schedule of investments
MARCH 31, 2009 (UNAUDITED)

PRIME MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

Commercial Paper                     42.2%
Short-Term Investments               34.6%
U.S. Government Agency Obligations   10.2%
Corporate Bond                        6.9%
Certificates of Deposit               5.1%
Municipal Bond                        1.0%

*    Percentages are b ased on total investments.

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
COMMERCIAL PAPER (A) [42.2%]
   BANKS [24.3%]
   Abbey National North America
      0.210%, 04/27/09                                  $   25,000   $    24,996
   Banco Bilbao Vizcaya
      0.750%, 05/13/09                                      25,000        24,978
   Bank of Ireland (B)
      0.650%, 04/06/09                                      25,000        24,998
   Bank of Nova Scotia
      0.460%, 05/22/09                                      25,000        24,984
   Bayerische Landesbank
      1.450%, 06/04/09                                      25,000        24,936
   BNP Paribas Finance
      0.650%, 05/11/09                                      25,000        24,982
   Commerzbank US Finance
      0.490%, 04/24/09                                      25,000        24,992
   Danske (B)
      1.040%, 06/08/09                                      25,000        24,951
   Deutsche Bank
      0.500%, 04/17/09                                      25,000        25,000
   Dexia Delaware
      0.790%, 04/21/09                                      25,000        24,989
   Erste Finance (B)
      0.690%, 04/24/09                                      25,000        24,989
   KBC Financial Products
      International (B)
      0.971%, 04/24/09                                      25,000        24,984
   Landesbank Baden-
      Wuerttemberg
      1.250%, 04/08/09                                      25,000        24,994
   Lloyds TSB Bank
      1.250%, 04/09/09                                      25,000        24,993
   National Australia Funding
      Delaware (B)
      0.340%, 04/01/09                                      25,000        25,000
   Societe Generale North America
      0.890%, 05/27/09                                      25,000        24,965
   Toronto-Dominion
      Holdings USA (B)
      0.150%, 04/27/09                                      25,000        24,997

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
   UBS Finance Delaware
      0.600%, 04/09/09                                  $   25,000   $    24,997
   Wells Fargo
      0.250%, 04/13/09                                      25,000        24,998
                                                                     -----------
   TOTAL BANKS                                                           474,723
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [1.3%]
   Hewlett-Packard (B)
      0.450%, 05/01/09                                      25,000        24,991
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [1.3%]
   Procter & Gamble International
      Funding SCA (B)
      0.270%, 05/07/09                                      25,000        24,993
   FINANCIAL SERVICES [8.9%]
   General Electric Capital
      0.300%, 04/16/09                                      50,000        49,994
   HSBC Finance
      0.450%, 04/20/09                                      25,000        24,994
   ING US Funding
      0.940%, 05/11/09                                      25,000        24,974
   Rabobank USA Financial
      0.690%, 06/01/09                                      25,000        24,971
   Siemens Capital (B)
      0.290%, 04/08/09                                      25,000        24,998
   Westpac Securities (B)
      1.210%, 06/02/09                                      25,000        24,948
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                              174,879
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [2.6%]
   Campbell Soup (B)
      0.260%, 05/11/09                                      25,000        24,992
   Nestle Capital (B)
      0.320%, 04/20/09                                      25,000        24,996
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         49,988
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [1.3%]
   Chevron
      0.250%, 04/17/09                                      25,000        25,000
                                                                     ===========
   SECURITY BROKERS & DEALERS [2.5%]
   Goldman Sachs Group
      0.170%, 04/20/09                                      25,000        24,998

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38
schedule of investments
MARCH 31, 2009 (UNAUDITED)

PRIME MONEY MARKET FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
   JPMorgan Chase Funding (B)
      0.500%, 05/08/09                                  $   25,000   $    24,987
                                                                     -----------
   TOTAL SECURITY BROKERS & DEALERS                                       49,985
                                                                     ===========
         TOTAL COMMERCIAL PAPER (Cost $824,559)                          824,559
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [10.2%]
   FHLB DN
      0.280%, 04/01/09 (C)                                  25,000        25,000
      3.094%, 04/03/09 (C)                                  50,000        49,991
      3.095%, 04/06/09 (C)                                  50,000        49,979
      3.149%, 04/13/09 (C)                                  50,000        49,948
      0.270%, 06/22/09 (C)                                  25,000        24,985
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $199,903)                                              199,903
                                                                     ===========
CORPORATE BONDS [6.8%]
   BANKS [2.6%]
   US Bank, MTN (D)
      0.657%, 04/14/09                                      50,000        50,000
                                                                     ===========
   FINANCIAL SERVICES [1.6%]
   John Deere Capital, MTN
      4.625%, 04/15/09                                      32,000        32,017
                                                                     ===========
   SUPRANATIONAL BANK [2.6%]
   International Bank of
      Reconstruction & Development
      0.100%, 04/06/09                                      26,700        26,699
      0.410%, 06/01/09                                      25,000        24,983
                                                                     -----------
   TOTAL SUPRANATIONAL BANK                                               51,682
                                                                     ===========
         TOTAL CORPORATE BONDS (Cost $133,699)                           133,699
                                                                     ===========
MUNICIPAL BOND [1.0%]
   CALIFORNIA [1.0%]
   County of Los Angeles,
      Ser C, RB, MBIA
      3.837%, 06/30/09                                      20,000        19,814
                                                                     ===========
         TOTAL MUNICIPAL BOND (Cost $19,814)                              19,814
                                                                     ===========

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
CERTIFICATES OF DEPOSIT [5.1%]
   Bank of Montreal
      0.450%, 04/24/09                                  $   25,000   $    25,000
   Barclays Bank
      1.350%, 06/02/09                                      25,000        25,000
   Natixis
      0.600%, 04/06/09                                      25,000        25,000
   Royal Bank of Scotland
      1.310%, 04/08/09                                      25,000        25,000
                                                                     -----------
         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $100,000)                                              100,000
                                                                     ===========
CASH EQUIVALENT [0.1%]
   Goldman Sachs Financial Square
      Funds - Government Fund, 0.500%*                   1,319,721         1,320
                                                                     -----------
         TOTAL CASH EQUIVALENT (Cost $1,320)                               1,320
                                                                     ===========
REPURCHASE AGREEMENTS (E) [34.6%]
   Banc of America
      0.120%, dated 03/31/09,
      to be repurchased on
      04/01/09, repurchase price $225,000,750
      (collateralized by U.S. government agency
      obligations, ranging in par
      value, $100,715,000-$110,
      119,000, 5.250%-5.500%, 04/18/16-12/14/22;
      with total market value $229,500,572)                225,000       225,000
   Barclays
      0.150%, dated 03/31/09,
      to be repurchased on
      04/01/09, repurchase price
      $26,500,110 (collateralized
      by a Fannie Mae obligation,
      par value $26,621,000,
      3.250%, 04/28/11; with
      total market value $27,030,231)                       26,500        26,500

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39
schedule of investments
MARCH 31, 2009 (UNAUDITED)

PRIME MONEY MARKET FUND (CONCLUDED)

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
   Deutsche Bank
      0.190%, dated 03/31/09,
      to be repurchased on
      04/01/09, repurchase price $100,000,528
      (collateralized by U.S. government agency
      obligations, ranging in par value, $28,840,000-
      $69,577,000, 5.950%-6.000%, 04/22/22-11/07/36;
      with total market value $102,000,215)             $  100,000   $   100,000
   JPMorgan Chase
      0.120%, dated 03/31/09,
      to be repurchased on
      04/01/09, repurchase price
      $325,001,083 (collateralized
      by U.S. treasury obligations,
      ranging in par value,
      $102,385,500-$230,225,000,
      0.000%, 10/22/09-02/11/10;
      with total market value $331,504,348)                325,000       325,000
                                                                     -----------
         TOTAL REPURCHASE AGREEMENTS (Cost $676,500)                     676,500
                                                                     ===========
         TOTAL INVESTMENTS [100.0%] (Cost $1,955,795)                $ 1,955,795
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,955,697 ($ THOUSANDS).

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $324,824(000), REPRESENTING 16.6% OF THE NET ASSETS OF THE FUND.

(C) ZERO COUPON SECURITY -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(D) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

(E)  TRI-PARTY REPURCHASE AGREEMENT

DN   -- DISCOUNT NOTE
FHLB -- FEDERAL HOME LOAN BANK
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN  -- MEDIUM TERM NOTE
RB   -- REVENUE BOND
SER  -- SERIES

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40
schedule of investments
MARCH 31, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

Repurchase Agreements                51.9%
U.S. Government Agency Obligations   48.1%

*    Percentages are based on total investments.

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS [48.0%]
   FARMER MAC DN (A)
      0.320%, 04/02/09                                  $   50,000   $    49,999
      0.390%, 05/21/09                                      25,000        24,986
   FFCB DN (A)
      0.020%, 04/02/09                                      10,000        10,000
   FHLB
      1.435%, 04/01/09 (B)                                  45,000        45,000
      3.240%, 04/07/09                                      50,000        50,006
      2.450%, 04/08/09                                      33,100        33,099
      3.000%, 04/15/09                                      25,000        25,026
      3.050%, 06/18/09                                      30,000        30,000
      5.250%, 09/11/09                                      25,000        25,512
      3.000%, 09/25/09                                      37,710        37,710
   FHLB DN (A)
      1.182%, 04/01/09                                     100,000       100,000
      2.357%, 04/02/09                                      50,000        49,997
      0.010%, 04/03/09                                      50,000        50,000
      0.120%, 04/09/09                                      25,000        24,999
      0.350%, 04/13/09                                      25,000        24,997
      0.300%, 04/14/09                                      25,000        24,997
      0.350%, 04/24/09                                      23,000        22,995
      0.130%, 04/27/09                                      25,000        24,998
      0.340%, 04/29/09                                      50,000        49,987
      0.180%, 05/01/09                                      50,000        49,992
      0.180%, 05/11/09                                      31,850        31,844
      0.270%, 05/13/09                                      25,000        24,992
      0.380%, 05/15/09                                      50,000        49,977
      0.380%, 05/18/09                                      50,000        49,975
      0.280%, 05/22/09                                      50,000        49,980
      0.300%, 06/01/09                                      50,000        49,975
      0.300%, 06/02/09                                      25,000        24,987
      0.300%, 06/04/09                                      25,000        24,987
      0.275%, 06/22/09                                      50,000        49,969
      0.441%, 07/02/09                                      25,000        24,972
      1.010%, 02/23/10                                      25,000        24,772
   FHLMC
      5.000%, 06/11/09                                      25,000        25,227
      3.125%, 02/04/10                                      25,000        25,428
      1.375%, 03/16/10                                      25,000        25,000
   FHLMC DN
      0.160%, 04/07/09                                      11,300        11,300
      0.100%, 04/13/09                                      50,000        49,998

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
   FNMA (B)
      1.024%, 04/28/09                                  $   25,000   $    25,041
   FNMA DN (A)
      0.076%, 04/03/09                                      95,172        95,172
      0.050%, 04/13/09                                      50,000        49,999
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $1,467,895)                                          1,467,895
                                                                     ===========
REPURCHASE AGREEMENTS (C) [51.9%]
   Bank of America
      0.120%, dated 03/31/09, repurchased on
      04/01/09, repurchase price $400,001,333
      (collateralized by U.S. Government agency
      obligations, ranging in par value,
      $66,000,000- $130,226,000, 4.250%- 5.700%,
      05/15/09-11/19/24; with total market
      value $408,000,367)                                  400,000       400,000
   Barclays
      0.150%, dated 03/31/09,
      repurchased on 04/01/09,
      repurchase price $336,901,404
      (collateralized by U.S. Government agency
      obligations, ranging in par value, $41,337,000-
      $100,000,000, 0.000%-
      5.080%, 11/28/09-10/15/28; with total market
      value $343,638,649)                                  336,900       336,900
   Deutsche Bank
      0.190%, dated 03/31/09,
      repurchased on 04/01/09,
      repurchase price $100,000,528
      (collateralized by U.S. Government agency
      obligations, ranging in par value, $1,247,000-
      $63,619,000, 3.125%- 6.030%, 10/25/10-10/08/27;
      with total market value $102,028,247)                100,000       100,000

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41
schedule of investments
MARCH 31, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

                                                           FACE
                                                          AMOUNT        VALUE
DESCRIPTION                                                (000)        (000)
-----------------------------------------------------   ----------   -----------
   JPMorgan Chase
      0.120%, dated 03/31/09, repurchased on
      04/01/09, repurchase price $500,001,667
      (collateralized by U.S. Government agency
      obligations, ranging in par value, $127,000-
      $100,000,000, 0.000%- 5.950%,
      04/13/09-01/28/28; with total market
      value $510,002,809)                               $  500,000   $   500,000
   UBS Warburg
      0.090%, dated 03/31/09,
      repurchased on 04/01/09,
      repurchase price $250,000,625
      (collateralized by U.S. Government agency
      obligations, ranging in par value, $3,165,000-
      $100,000,000, 0.000%-0.000%, 04/17/09-09/30/09;
      with total market value $255,000,463)                250,000       250,000
                                                                     -----------
         TOTAL REPURCHASE AGREEMENTS
            (Cost $1,586,900)                                          1,586,900
                                                                     ===========
         TOTAL INVESTMENTS [99.9%]
            (Cost $3,054,795)                                        $ 3,054,795
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,056,735 ($ THOUSANDS).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

(C)  TRI-PARTY REPURCHASE AGREEMENT

DN         -- DISCOUNT NOTE
FARMER MAC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB       -- FEDERAL FARM CREDIT BANK
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

ISSUER INDUSTRY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

General Obligation       19.9%
Water                    15.6%
Education                13.3%
General Revenue          12.6%
Power                    10.1%
Industrial Development    9.1%
Transportation            8.9%
Utilities                 4.7%
Healthcare                3.0%
Public Facilities         2.5%
Equipment                 0.3%

*    Percentages based on total investments.

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS [97.5%]
   CALIFORNIA [89.2%]
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute,
      Ser A, RB (A) (B) (C)
      0.370%, 05/01/09                                  $    2,870   $     2,870
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser C, COP (A) (B) (C)
      0.200%, 05/01/09                                       7,620         7,620
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser D, COP (A) (B) (C)
      0.200%, 05/01/09                                       6,140         6,140
   Bay Area Toll Authority,
      RB (B) (C)
      0.200%, 05/01/09                                       5,000         5,000
   Bay Area Toll Authority,
      RB (B) (C)
      0.150%, 04/01/25                                      14,245        14,245
   Bay Area Toll Authority,
      RB (B) (C)
      0.250%, 05/01/09                                       4,000         4,000
   Bay Area Toll Authority,
      Ser E-1, RB (B) (C)
      0.250%, 05/01/09                                       3,560         3,560
   Bay Area Toll Authority,
      San Francisco Bay Area
      Project, Ser A-1, RB (B) (C)
      0.200%, 05/01/09                                      12,000        12,000
   California State, Community
      College Financing Authority,
      Ser A, TRAN
      3.500%, 06/30/09                                      10,000        10,042

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   California State, Daily
      Kindergarten University
      Project, Ser A-3,
      GO (A) (B) (C)
      0.250%, 05/01/09                                  $   14,735   $    14,735
   California State, Daily
      Kindergarten University
      Project, Ser A-4, GO
      (A) (B) (C)
      0.400%, 04/01/09                                       1,250         1,250
   California State, Daily
      Kindergarten University
      Project, Ser B-1,
      GO (A) (B) (C)
      0.300%, 05/01/09                                       3,370         3,370
   California State, Daily
      Kindergarten University
      Project, Ser B-2, GO
      (A) (B) (C)
      0.400%, 05/01/09                                       4,975         4,975
   California State, Department
      of Water Resource & Power,
      Ser B-4, RB (A) (B) (C)
      0.150%, 05/01/09                                       4,900         4,900
   California State, Department
      of Water Resource & Power,
      Ser C-15, RB (A) (B) (C)
      0.200%, 05/01/09                                       5,000         5,000
   California State, Department
      of Water Resource & Power,
      Ser C-7, RB, FSA (B) (C)
      2.000%, 05/01/09                                      11,425        11,425
   California State, Department
      of Water Resource & Power,
      Sub-Ser F-2, RB (A) (B) (C)
      0.300%, 05/01/09                                      10,000        10,000
   California State, Department
      of Water Resource & Power,
      Sub-Ser G-3, RB, FSA (B) (C)
      2.000%, 05/01/09                                      10,000        10,000
   California State, Department
      of Water Resource & Power,
      Sub-Ser I-1, RB (A) (B) (C)
      0.450%, 05/01/09                                       6,500         6,500
   California State, Economic
      Development Financing
      Authority, KQED Incorporated
      Project, RB (A) (B) (C)
      0.300%, 05/01/09                                       1,335         1,335

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   California State, Economic
      Recovery Authority,
      Ser C-1, GO (B) (C)
      0.300%, 05/01/09                                  $   27,170   $    27,170
   California State, Economic
      Recovery Authority,
      Ser C-4, GO (B) (C)
      0.250%, 05/01/09                                      21,080        21,080
   California State, Economic
      Recovery Authority,
      Ser C-5, GO (B) (C)
      0.400%, 04/01/09                                       6,500         6,500
   California State, Educational
      Facilities Authority, Chapman
      University Project, RB
      (A) (B) (C)
      1.250%, 05/01/09                                       1,000         1,000
   California State, Educational
      Facilities Authority, Pitzer
      College Project, Ser B, RB
      (A) (B) (C)
      0.280%, 05/01/09                                       3,215         3,215
   California State, Educational
      Facilities Authority, Pomona
      College Project, Ser B, RB
      (B) (C)
      0.280%, 04/02/09                                       7,925         7,925
   California State, Educational
      Facilities Authority,
      University of San Francisco
      Project, RB (A) (B) (C)
      1.250%, 05/01/09                                       5,000         5,000
   California State, GO
      Pre-Refunded @ 101 (D)
      5.000%, 08/01/09                                       1,000         1,021
   California State, Infrastructure
      & Economic Authority,
      California Academy Project,
      Ser A, RB (A) (B) (C)
      0.250%, 05/01/09                                       9,900         9,900
   California State, Infrastructure
      & Economic Authority,
      J Paul Getty Trust Project,
      Ser A-2, RB (B) (C)
      0.500%, 10/01/09                                       4,000         4,000
   California State, Infrastructure
      & Economic Authority,
      J Paul Getty Trust Project,
      Ser B, RB (B) (C)
      0.200%, 05/01/09                                       7,820         7,820

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   California State, Infrastructure
      & Economic Authority,
      J Paul Getty Trust Project,
      Ser D, RB (B) (C)
      0.200%, 05/01/09                                  $    3,700   $     3,700
   California State, Infrastructure
      & Economic Authority,
      Orange County Performing
      Project, Ser C, RB (A) (B) (C)
      1.600%, 05/01/09                                       6,000         6,000
   California State, Ser A-1,
      GO (A) (B) (C)
      0.200%, 05/01/09                                       8,350         8,350
   California State, Ser A-2,
      GO (A) (B) (C)
      0.150%, 05/01/09                                       6,050         6,050
   California State, Ser A-3,
      GO (A) (B) (C)
      0.200%, 05/01/09                                      16,500        16,500
   California State, Ser B,
      Sub-Ser B-6, GO (A) (B) (C)
      0.300%, 05/01/09                                      13,205        13,205
   California State, Ser B,
      Sub-Ser B-7, GO (A) (B) (C)
      0.300%, 05/01/09                                      19,275        19,275
   California State, Ser B-1,
      GO (A) (B) (C)
      0.200%, 05/01/09                                       7,000         7,000
   California State, Ser C-2,
      GO (A) (B) (C)
      0.400%, 05/01/09                                       7,700         7,700
   California State, Sub-Ser B-3,
      GO (A) (B) (C)
      0.150%, 04/01/09                                       3,145         3,145
   California State, Sub-Ser B-4,
      GO (A) (B) (C)
      0.210%, 05/01/09                                       6,880         6,880
   California State, Weekly
      Kindergarten University Project,
      Ser A-7, GO (A) (B) (C)
      0.350%, 05/01/09                                       3,195         3,195
   California State, Weekly
      Kindergarten University Project,
      Ser A-8, GO (A) (B) (C)
      0.320%, 05/01/09                                      25,600        25,600
   California State, Weekly
      Kindergarten University Project,
      Ser B-5, GO (A) (B) (C)
      0.260%, 05/01/09                                      12,725        12,725

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   California Statewide,
      Communities Development
      Authority, Masters College
      Project, RB (A) (B) (C)
      0.200%, 05/06/09                                  $    3,000   $     3,000
   California Statewide,
      Communities Development
      Authority, Park Century
      School Project, RB (A) (B) (C)
      0.300%, 05/01/09                                       4,000         4,000
   East Bay, Municipal Utilities
      District Water Authority,
      Sub-Ser A-1, RB (B) (C)
      1.000%, 04/01/09                                      10,000        10,000
   East Bay, Municipal Utilities
      District Water Authority,
      Sub-Ser A-2, RB (B) (C)
      1.000%, 06/01/09                                       2,900         2,900
   East Bay, Municipal Utilities
      District Water Authority,
      Sub-Ser A-3, RB (B) (C)
      1.000%, 06/01/09                                      10,000        10,000
   Glendale, Police Building
      Project, COP (B) (C)
      0.200%, 05/01/09                                      13,800        13,800
   Irvine Ranch,Water District,
      Ser B, GO (A) (B) (C)
      0.180%, 05/01/09                                       8,000         8,000
   Irvine, Improvement Board,
      Act 1915 Project, District
      #03-19, Ser A, SAB (A) (B) (C)
      0.300%, 05/01/09                                      10,278        10,278
   Irvine, Improvement Board,
      Act 1915 Project, District
      #04-20, Ser A, SAB (A) (B) (C)
      0.300%, 05/01/09                                       8,560         8,560
   Irvine, Improvement Board,
      Act 1915 Project, District
      #05-21, Ser A, SAB (A) (B) (C)
      0.300%, 05/01/09                                      20,430        20,430
   Irvine, Improvement Board,
      Act 1915 Project, District
      #07-22, Ser A, RB (A) (B) (C)
      0.300%, 05/01/09                                       9,950         9,950
   Irvine, Improvement Board,
      Act 1915 Project, District
      #87-8, SAB (A) (B) (C)
      0.300%, 05/01/09                                       5,889         5,889
   Irvine, Improvement Board,
      Act 1915 Project, District
      #97-17, SAB (A) (B) (C)
      0.300%, 05/01/09                                       7,150         7,150

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Irvine, Ser B, RB (A) (B) (C)
      0.300%, 05/01/09                                  $    1,382   $     1,382
   Kern County, TRAN
      3.000%, 06/30/09                                      14,000        14,048
   Los Angeles County,
      Metropolitan Transportation
      Authority, RB (B) (C)
      0.280%, 05/01/09                                      20,000        20,000
   Los Angeles County, Ser A,
      TRAN
      3.000%, 06/30/09                                      20,000        20,069
   Los Angeles, Department
      of Water & Power, Sub-Ser
      B-1, RB (B) (C)
      0.200%, 05/01/09                                       7,000         7,000
   Los Angeles, Department
      of Water & Power,
      Sub-Ser B-2, RB (B) (C)
      0.150%, 05/01/09                                      26,500        26,500
   Los Angeles, TRAN
      3.000%, 06/30/09                                      11,000        11,039
   Los Angeles, Unified School
      District, Ser A, TRAN
      3.000%, 07/30/09                                      13,000        13,062
   Los Angeles, Unified School
      District, Ser B, COP (A) (B) (C)
      0.300%, 05/01/09                                       3,000         3,000
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser F-2,
      RB (A) (B) (C)
      0.300%, 05/01/09                                       7,000         7,000
   Los Angeles, Water & Power
      Resource Authority, Power
      System Project, Sub-Ser A-7,
      RB (B) (C)
      0.240%, 05/01/09                                       5,000         5,000
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-1, RB (B) (C)
      0.230%, 05/01/09                                       4,000         4,000
   Los Angeles, Water & Power
      Resource Authority, Sub-Ser
      B-2, RB (B) (C)
      0.230%, 05/01/09                                      12,600        12,600
   Los Angeles, Water & Power
      Resource Authority, Sub-Ser
      B-3, RB (B) (C)
      0.250%, 05/01/09                                      24,400        24,400
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-6, RB (B) (C)
      0.150%, 05/01/09                                       5,000         5,000

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      0.200%, 05/01/09                                  $    3,000   $     3,000
   Oakland-Alameda County,
      Coliseum Project, Ser C-1,
      RB (A) (B) (C)
      0.300%, 05/01/09                                      15,000        15,000
   Orange County, Sanitation
      District Authority,
      Ser A, COP (B) (C)
      1.000%, 05/01/09                                      13,830        13,830
   Orange County, Sanitation
      District Authority, Ser B,
      COP (B) (C)
      1.000%, 05/01/09                                      23,590        23,590
   Orange County, Water
      District Authority, Ser A,
      COP (B) (C)
      0.220%, 05/06/09                                       2,800         2,800
   Pasadena, Public Financing
      Authority, Rose Bowl
      Refinancing & Improvement
      Project, RB (A) (B) (C)
      0.200%, 04/01/09                                      16,525        16,525
   Riverside County, Public
      Facilities Authority, Ser C,
      COP (A) (B) (C)
      0.300%, 05/01/09                                      12,300        12,300
   Riverside, Water Authority,
      Ser A, RB (B) (C)
      0.300%, 05/01/09                                       8,305         8,305
   Sacramento County, Sanitation
      District Authority, Sub-Ser B,
      RB (B) (C)
      0.300%, 05/01/09                                       2,000         2,000
   Sacramento County, Sanitation
      District Authority, Sub-Ser E,
      RB (A) (B) (C)
      0.250%, 05/01/09                                       6,500         6,500
   San Diego County, Regional
      Transportation Commission,
      Ser B, RB (B) (C)
      0.200%, 05/01/09                                      13,650        13,650
   San Diego County,
      Regional Transportation
      Commission, Ser C,
      RB (B) (C)
      0.930%, 05/01/09                                       5,000         5,000

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   San Francisco Bay, Area
      Transit Financing Authority,
      RB, FGIC
      Pre-Refunded @ 101 (D)
      5.500%, 07/01/09                                  $    5,000   $     5,100
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      0.230%, 05/01/09                                       7,450         7,450
   Santa Clara County, Financing
      Authority, Multiple Facilities
      Projects, Ser M, RB (A) (B) (C)
      0.350%, 04/15/09                                      17,105        17,105
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project,
      Ser B, RB (B) (C)
      0.250%, 05/01/09                                      13,475        13,475
   Santa Clara Valley, Transportation
      Authority, Ser C, RB (B) (C)
      0.200%, 05/01/09                                       8,000         8,000
   Santa Clara Valley, Transportation
      Authority, Ser D, RB (B) (C)
      0.270%, 05/01/09                                       6,000         6,000
   Santa Clara, Electric Authority,
      Sub-Ser A, RB (A) (B) (C)
      0.300%, 05/01/09                                       5,000         5,000
   Santa Clara, Electric Authority,
      Sub-Ser B, RB (A) (B) (C)
      0.800%, 05/01/09                                       5,000         5,000
   Santa Cruz County, TRAN
      3.000%, 07/06/09                                       5,000         5,018
   Southern California, Metropolitan
      Water District Authority,
      Ser 1, RB (B) (C)
      0.300%, 05/01/09                                       9,735         9,735
   Southern California, Metropolitan
      Water District Authority,
      Ser A, RB (B) (C)
      0.230%, 07/01/09                                       3,600         3,600
   Southern California, Metropolitan
      Water District Authority,
      Ser B, RB (B) (C)
      0.230%, 05/01/09                                       4,200         4,200
   Southern California, Metropolitan
      Water District Authority,
      Ser C-1, RB (B) (C)
      0.200%, 05/01/09                                      11,400        11,400
   Southern California, Metropolitan
      Water District Authority,
      Ser C-1, RB (B) (C)
      0.700%, 05/01/09                                       5,700         5,700

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Southern California, Metropolitan
      Water District Authority,
      Ser C-3, RB (B) (C)
      1.050%, 05/01/09                                  $    8,375   $     8,375
   Southern California, Metropolitan
      Water District Authority,
      Water Works Authorization
      Project, Ser B, RB (B) (C)
      0.260%, 05/01/09                                      10,135        10,135
   Southern California, Public
      Power Authority, Southern
      Transmission Project, Ser A,
      RB, FSA (B) (C)
      2.250%, 05/06/09                                       6,000         6,000
   Turlock, Irrigation District,
      Capital Improvement &
      Refunding Project, COP
      (A) (B) (C)
      0.250%, 05/01/09                                       6,070         6,070
   Tustin, Improvement Board
      Act, Reassessment District
      No. 95-2-A, Ser A,
      SAB (A) (B) (C)
      0.300%, 05/01/09                                       9,250         9,250
   University of California,
      Regents Medical Center,
      Ser B-1, RB (B) (C)
      0.250%, 05/01/09                                       6,510         6,510
   University of California,
      Regents Medical Center,
      Ser B-2, RB (B) (C)
      0.280%, 04/01/09                                       5,480         5,480
   University of California,
      Ser M, RB, FGIC
      Pre-Refunded @ 101 (D)
      5.125%, 09/01/09                                       7,850         8,044
   Ventura County, RB
      3.500%, 07/01/09                                      10,000        10,047
                                                                     -----------
   TOTAL CALIFORNIA                                                      960,174
                                                                     ===========
   CONNECTICUT [2.8%]
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser V-1, RB (B) (C)
      0.200%, 05/01/09                                      15,000        15,000
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser X-2, RB (B) (C)
      0.200%, 05/01/09                                       6,000         6,000

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser Y-2, RB (B) (C)
      0.200%, 05/01/09                                  $    8,850   $     8,850
                                                                     -----------
   TOTAL CONNECTICUT                                                      29,850
                                                                     ===========
   ILLINOIS [0.9%]
   Illinois State, Finance Authority,
      Northwestern Memorial
      Project, Sub-Ser B-1,
      RB (B) (C)
      0.400%, 05/01/09                                       5,000         5,000
   Illinois State, Finance Authority,
      Northwestern University
      Project, Sub-Ser A, RB (B) (C)
      0.400%, 04/01/09                                       4,600         4,600
                                                                     -----------
   TOTAL ILLINOIS                                                          9,600
                                                                     ===========
   MASSACHUSETTS [1.9%]
   Massachusetts State,
      Development Finance Agency,
      Harvard University Project,
      Ser HH, RB (B) (C)
      0.270%, 05/01/09                                       5,950         5,950
   Massachusetts State, Health &
      Educational Facilities
      Authority, Tufts University
      Project, Ser N-1, RB (B) (C)
      0.200%, 05/01/09                                      14,200        14,200
                                                                     -----------
   TOTAL MASSACHUSETTS                                                    20,150
                                                                     ===========
   MICHIGAN [0.5%]
   University of Michigan,
      Ser B, RB (B) (C)
      0.150%, 04/02/09                                       6,000         6,000
                                                                     ===========
   TEXAS [1.7%]
   University of Texas, Ser A,
      RB (B) (C)
      0.200%, 05/01/09                                       4,695         4,695
   University of Texas, Ser B,
      RB (B) (C)
      0.150%, 04/02/09                                      13,600        13,600
                                                                     -----------
   TOTAL TEXAS                                                            18,295
                                                                     ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47
schedule of investments
MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   VIRGINIA [0.5%]
   University of Virginia, Ser A,
      RB (B) (C)
      0.200%, 05/01/09                                  $    4,965   $     4,965
                                                                     ===========
         TOTAL MUNICIPAL BONDS
            (Cost $1,049,034)                                          1,049,034
                                                                     ===========
   COMMERCIAL PAPER [3.3%]
   Contra Costa, Water District
      Authority
      0.500%, 04/07/09                                       3,400         3,400
      0.600%, 06/04/09                                       9,200         9,200
   San Diego County,Water
      Authority
      0.320%, 04/07/09                                      15,000        15,000
   University of California
      0.450%, 06/08/09                                       8,100         8,100
                                                                     ===========
         TOTAL COMMERCIAL PAPER
            (Cost $35,700)                                                35,700
                                                                     ===========
         TOTAL INVESTMENTS [100.8%]
            (Cost $1,084,734)                                        $ 1,084,734
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,075,835 ($ THOUSANDS).

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2009.

(C)  PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE NEXT RESET DATE.

(D)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
COP  -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA  -- FINANCIAL SECURITY ASSISTANCE
GO   -- GENERAL OBLIGATION
RB   -- REVENUE BOND
SAB  -- SPECIAL ASSESSMENT BOND
SER  -- SERIES
TRAN -- TAX & REVENUE ANTICIPATION NOTE

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48

                      THIS PAGE INTENTIONALLY LEFT BLANK.

statements of assets and liabilities (000)
MARCH 31, 2009 (UNAUDITED)

                                             Large Cap Value   Large Cap Growth   RCB Small Cap   Opportunistic
                                               Equity Fund        Equity Fund       Value Fund     Value Fund
                                             ---------------   ----------------   -------------   -------------
ASSETS:
   Cost of securities (including
      repurchase agreements)                   $    96,563        $    37,920      $    23,362     $    17,942
                                               -----------        -----------      -----------     -----------
   Investments in securities at value          $    69,391        $    29,632      $    14,849     $    19,078
   Repurchase agreements at value                       --                 --              474              --
   Receivable for investment securities
      sold                                              --                285               77              92
   Income receivable                                   137                 23               29              22
   Receivable for capital shares sold                  100                 23               36              18
   Deferred offering costs                              --                 --               --               8
   Prepaid expenses                                      4                  2                1               2
                                               -----------        -----------      -----------     -----------
      Total Assets                                  69,632             29,965           15,466          19,220
                                               -----------        -----------      -----------     -----------
LIABILITIES:
   Payable for investment securities
      purchased                                         --                 --               97              21
   Payable for capital shares redeemed                 430                  5              467              --
   Payable for income distributions                    129                 33               --              18
   Investment adviser fees payable                      33                 16               10               5
   Shareholder servicing & distribution
      fees payable                                      15                  8                2              --
   Administrative fees payable                           3                  1                1              --
   Accrued expenses                                      5                  3               14               1
                                               -----------        -----------      -----------     -----------
      Total Liabilities                                615                 66              591              45
                                               -----------        -----------      -----------     -----------
   NET ASSETS                                  $    69,017        $    29,899      $    14,875     $    19,175
                                               -----------        -----------      -----------     -----------
NET ASSETS
   Paid-in Capital (unlimited
      authorization -- $0.01 par value)        $   105,226        $    41,798      $    30,292     $    36,555
   Distribution in excess of net
      investment income                                 (1)                --               (4)             --
   Accumulated net realized loss on
      investments                                   (9,036)            (3,611)          (7,374)        (18,516)
   Net unrealized appreciation
      (depreciation) on investments                (27,172)            (8,288)          (8,039)          1,136
                                               -----------        -----------      -----------     -----------
   NET ASSETS                                  $    69,017        $    29,899      $    14,875     $    19,175
                                               -----------        -----------      -----------     -----------
Institutional Class Shares ($Dollars):
   Net Assets                                  $61,839,519        $22,383,385      $ 1,242,548     $        64
   Total shares outstanding at end of year      11,149,232          4,048,001          113,932              13
   Net asset value, offering and
      redemption price per share (net
      assets / shares outstanding)             $      5.55        $      5.53      $     10.91     $      4.87
Class N Shares ($Dollars):
   Net Assets                                  $ 7,177,485        $ 7,515,674      $ 2,595,395     $     3,860
   Total shares outstanding at end of year       1,296,043          1,373,377          242,124             794
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)        $      5.54        $      5.47      $     10.72     $      4.86
Class E Shares ($Dollars):
   Net Assets                                  $        --        $        --      $        --     $19,170,996
   Total shares outstanding at end of year              --                 --               --       4,001,244
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)        $        --        $        --      $        --     $      4.79
Class R Shares ($Dollars):
   Net Assets                                  $        --        $        --      $11,036,974     $        --
   Total shares outstanding at end of year              --                 --        1,029,056              --
   Net asset value and redemption price
      per share
      (net assets / shares outstanding)        $        --        $        --      $     10.73     $        --
   Maximum offering price per share
      (net asset value / 96.50%)               $        --        $        --      $     11.12     $        --

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50
statements of assets and liabilities (000)
MARCH 31, 2009 (UNAUDITED)

                                                                                        California
                                             Multi-Asset    Corporate     Government    Tax Exempt
                                                Fund        Bond Fund     Bond Fund     Bond Fund
                                             -----------   -----------   -----------   -----------
ASSETS:
   Cost of securities (including
      affiliated)                            $    24,049   $    74,249   $    72,287   $    33,716
                                             -----------   -----------   -----------   -----------
   Investments in securities at value        $    17,988   $    72,367   $    73,653   $    34,286
   Affiliated investments at value                 3,661            --            --            --
   Income receivable                                  72           852           414           454
   Receivable for capital shares sold                 16           458            12         1,200
   Prepaid expenses                                    1             3             3             1
                                             -----------   -----------   -----------   -----------
      Total Assets                                21,738        73,680        74,082        35,941
                                             -----------   -----------   -----------   -----------
LIABILITIES:
   Payable for income distributions                   40           195           157            58
   Payable for capital shares redeemed                --            68            50            --
   Payable for investment securities
      purchased                                       --         1,068            --            --
   Investment adviser fees payable                    10            24            23             5
   Shareholder servicing & distribution
      fees payable                                     8            15            16             8
   Administrative fees payable                         1             3             3             1
   Accrued expenses                                    1             4             4             2
                                             -----------   -----------   -----------   -----------
      Total Liabilities                               60         1,377           253            74
                                             -----------   -----------   -----------   -----------
   Net Assets                                $    21,678   $    72,303   $    73,829   $    35,867
                                             -----------   -----------   -----------   -----------
NET ASSETS
   Paid-in Capital (unlimited
      authorization -- $0.01 par value)      $    27,963   $    74,714   $    73,003   $    35,485
   Undistributed (distribution in excess
      of) net investment income                        1             1           (12)           --
   Accumulated net realized loss on
      investments                                 (3,886)         (530)         (528)         (188)
   Net unrealized appreciation
      (depreciation) on investments               (2,400)       (1,882)        1,366           570
                                             -----------   -----------   -----------   -----------
   Net Assets                                $    21,678   $    72,303   $    73,829   $    35,867
                                             -----------   -----------   -----------   -----------
Institutional Class Shares ($Dollars):
   Net Assets                                $ 7,256,375   $71,661,772   $70,677,651   $34,500,293
   Total shares outstanding at end of year       842,554     7,207,556     6,709,332     3,335,924
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)      $      8.61   $      9.94   $     10.53   $     10.34
Class N Shares ($Dollars):
   Net Assets                                $14,421,740   $   641,100   $ 3,151,388   $ 1,366,941
   Total shares outstanding at end of year     1,675,332        64,432       298,518       131,829
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)      $      8.61   $      9.95   $     10.56   $     10.37

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51
statements of assets and liabilities (000)
MARCH 31, 2009 (UNAUDITED)

                                                                                            California
                                                              Prime         Government      Tax Exempt
                                              High Yield   Money Market    Money Market    Money Market
                                              Bond Fund       Fund             Fund            Fund
                                             -----------   ------------   --------------   ------------
ASSETS:
   Cost of securities (including
      repurchase agreements)                 $    36,044   $  1,955,795   $    3,054,795   $  1,084,734
                                             -----------   ------------   --------------   ------------
   Investments in securities at value        $    24,605   $  1,279,295   $    1,467,895   $  1,084,734
   Repurchase agreements at value                     --        676,500        1,586,900             --
   Cash                                                6             --               46             --
   Income receivable                                 813            834            2,613          2,399
   Receivable for capital shares sold                  4             --               --             --
   Receivable for yield floor waiver                  --            545            1,315            397
   Prepaid expenses                                    1            176              261             85
                                             -----------   ------------   --------------   ------------
      Total Assets                                25,429      1,957,350        3,059,030      1,087,615
                                             -----------   ------------   --------------   ------------
LIABILITIES:
   Payable for income distributions                   65            238               77             40
   Payable for capital shares redeemed                 3             --               --             --
   Payable for investment securities
      purchased                                       --             --               --          4,000
   Shareholder servicing & distribution
      fees payable                                     9            810            1,299            429
   Investment adviser fees payable                    14            430              675            207
   Administrative fees payable                         1             81              123             45
   Payable to custodian                               --             --               --          7,001
   Accrued expenses                                    2             94              121             58
                                             -----------   ------------   --------------   ------------
      Total Liabilities                               94          1,653            2,295         11,780
                                             -----------   ------------   --------------   ------------
   NET ASSETS                                $    25,335   $  1,955,697   $    3,056,735   $  1,075,835
                                             -----------   ------------   --------------   ------------
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- $0.01
         par value)                          $    39,719   $  1,955,498   $    3,056,723   $  1,075,834
   Undistributed (distribution in excess
      of) net investment income                       47             (5)              (8)            --
   Accumulated net realized gain (loss) on
      investments                                 (2,992)           204               20              1
   Net unrealized depreciation on
      investments                                (11,439)            --               --             --
                                             -----------   ------------   --------------   ------------
   NET ASSETS                                $    25,335   $  1,955,697   $    3,056,735   $  1,075,835
                                             -----------   ------------   --------------   ------------
Institutional Class Shares ($Dollars):
   Net Assets                                $11,303,355   $630,709,468   $  174,858,898   $214,969,738
   Total shares outstanding at end of year     1,933,170    630,710,302      174,860,257    214,971,732
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)      $      5.85   $       1.00   $         1.00   $       1.00
Class N Shares ($Dollars):
   Net Assets                                $14,031,854   $783,282,865   $2,498,487,641   $794,161,394
   Total shares outstanding at end of year     2,399,843    783,260,915    2,498,475,052    794,163,099
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)      $      5.85   $       1.00   $         1.00   $       1.00
Class S Shares ($Dollars):
   Net Assets                                $        --   $541,704,630   $  383,388,099   $ 66,703,752
   Total shares outstanding at end of year            --    541,620,247      383,387,630     66,700,124
   Net asset value and redemption price
      per share
      (net assets / shares outstanding)      $        --   $       1.00   $         1.00   $       1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

                                             Large Cap Value   Large Cap Growth   RCB Small Cap   Opportunistic
                                               Equity Fund        Equity Fund       Value Fund      Value Fund
                                                  (000)             (000)             (000)           (000)
                                             ---------------   ----------------   -------------   -------------
INCOME:
   Dividend Income                               $  1,325          $    278          $    67        $    236
   Interest Income                                     --                --                1              --
      Less: Foreign Taxes Withheld                     --                --               --              (2)
                                                 --------          --------          -------        --------
      Total Investment Income                       1,325               278               68             234
                                                 --------          --------          -------        --------
EXPENSES:
   Investment Advisory Fee                            227               101               68              49
   Shareholder Servicing Fees--
      Institutional Class                              81                29                2              --
   Shareholder Servicing Fees--Class N(1)              21                20                7              --
   Shareholder Servicing Fees--Class R(1)              --                --               30              --
   Administration Fee                                  16                 7                4               4
   Transfer Agent Fees                                  3                 1               28               1
   Trustee Fees                                         1                --               --              --
   Professional Fees                                    5                 2                1               1
   Custody Fees                                         2                 1               --               1
   Registration Fees                                    2                 1                1              --
   Printing Fees                                        1                 1               --               1
   Insurance and Other Expenses                         5                 2                1              11
                                                 --------          --------          -------        --------
      Total Expenses                                  364               165              142              68
                                                 --------          --------          -------        --------
      Less, Waiver/Reimbursement of:
         Shareholder Servicing Fees--
         Class R(1)                                    --                --              (73)             --
         Transfer Agent Fees                           (3)               (1)              (1)             (1)
                                                 --------          --------          -------        --------
      Net Expenses                                    361               164               68              67
                                                 --------          --------          -------        --------
NET INVESTMENT INCOME                                 964               114               --             167
                                                 --------          --------          -------        --------
      Net Realized Loss From
         Securities Transactions                   (7,038)           (1,458)          (6,710)        (17,791)
      Net Change in Unrealized
         Appreciation (Depreciation)
         on Investments                           (26,060)           (9,074)          (1,205)          6,239
                                                 --------          --------          -------        --------
NET DECREASE IN NET ASSETS FROM OPERATIONS       $(32,134)         $(10,418)         $(7,915)       $(11,385)
                                                 ========          ========          =======        ========

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

                                                                                            California
                                                     Multi-Asset   Corporate   Government   Tax Exempt
                                                         Fund      Bond Fund    Bond Fund    Bond Fund
                                                        (000)        (000)        (000)        (000)
                                                     -----------   ---------   ----------   ----------
INCOME:
   Interest Income                                     $    68      $1,717       $1,583      $  631
   Dividend Income                                         178          --           --          --
   Income from Affiliated Investments                       83          --           --          --
                                                       -------      ------       ------      ------
      Total Income                                         329       1,717        1,583         631
                                                       -------      ------       ------      ------
EXPENSES:
   Investment Advisory Fee                                  61         141          153          46
   Shareholder Servicing Fees--Institutional Class          12          88           85          42
   Shareholder Servicing Fees--Class N(1)                   36           1            8           3
   Administration Fee                                        5          16           16           8
   Trustee Fees                                             --           1            1          --
   Transfer Agent Fees                                       1           3            3           1
   Professional Fees                                         2           5            4           2
   Custody Fees                                              1           2            1           1
   Printing Fees                                             1           1            2           1
   Registration Fees                                        --           1            1          --
   Insurance and Other Expenses                              1           4            3           2
                                                       -------      ------       ------      ------
      Total Expenses                                       120         263          277         106
                                                       -------      ------       ------      ------
      Less,Waivers of:
         Investment Advisory Fees                           --          --          (21)        (17)
         Transfer Agent Fees                                (1)         (3)          (3)         (1)
                                                       -------      ------       ------      ------
      NET EXPENSES                                         119         260          253          88
                                                       -------      ------       ------      ------
NET INVESTMENT INCOME                                      210       1,457        1,330         543
                                                       -------      ------       ------      ------
   Net Realized Gain (Loss)
      From Securities Transactions                      (3,514)         12            8         (94)
   From Affiliated Investments                              (3)         --           --          --
   Net Change in Unrealized Appreciation
      on Investments                                       425       1,303          935       1,052
                                                       -------      ------       ------      ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           $(2,882)     $2,772       $2,273      $1,501
                                                       =======      ======       ======      ======

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 54
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

                                                                                                       California
                                                                            Prime       Government     Tax Exempt
                                                           High Yield   Money Market   Money Market   Money Market
                                                            Bond Fund       Fund           Fund           Fund
                                                              (000)         (000)          (000)          (000)
                                                           ----------   ------------   ------------   ------------
INCOME:
   Interest Income                                          $ 1,534       $14,972        $17,739        $ 5,773
   Dividend Income                                               22            --             --             --
                                                            -------       -------        -------        -------
      Total Income                                            1,556        14,972         17,739          5,773
                                                            -------       -------        -------        -------
EXPENSES:
   Investment Advisory Fee                                       95         2,767          4,550          1,647
   Shareholder Servicing Fees--Institutional Class               14           760            183            252
   Shareholder Servicing Fees--Class N(1)                        38         3,741         11,098          3,407
   Shareholder Servicing Fees--Class S(1)                        --         2,281          1,479            414
   Administration Fee                                             6           496            783            273
   Trustee Fees                                                  --            29             46             16
   Transfer Agent Fees                                            1            84            133             46
   Professional Fees                                              2           147            221             76
   Custody Fees                                                   1            51             72             27
   Printing Fees                                                  1            53             84             27
   Registration Fees                                             --            49             84             12
   Treasury Guarantee Program Fees                               --           512            730            260
   Insurance and Other Expenses                                   1           123            172             60
                                                            -------       -------        -------        -------
      Total Expenses                                            159        11,093         19,635          6,517
                                                            -------       -------        -------        -------
   Less,Waivers of:
      Investment Advisory Fees                                  (11)           --           (329)          (569)
      Shareholder Servicing Fees--Institutional Class            --          (130)           (94)          (148)
      Shareholder Servicing Fees--Class N(1)                     --        (1,732)        (6,661)        (2,369)
      Shareholder Servicing Fees--Class S(1)                     --          (630)          (686)          (201)
      Transfer Agent Fees                                        (1)          (84)          (133)           (46)
                                                            -------       -------        -------        -------
   NET EXPENSES                                                 147         8,517         11,732          3,184
                                                            -------       -------        -------        -------
NET INVESTMENT INCOME                                         1,409         6,455          6,007          2,589
                                                            -------       -------        -------        -------
   Net Realized Gain (Loss) From Securities Transactions     (1,638)          117              4             --
   Net Change in Unrealized Depreciation
      on Investments                                         (4,942)           --             --             --
                                                            -------       -------        -------        -------
      Total Net Realized and Unrealized Gain (Loss)
         on Investments                                      (6,580)          117              4             --
                                                            -------       -------        -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          $(5,171)      $ 6,572        $ 6,011        $ 2,589
                                                            =======       =======        =======        =======

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 55
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2008

                                                                  Large Cap Value       Large Cap Growth
                                                                 Equity Fund (000)     Equity Fund (000)
                                                                -------------------   -------------------
                                                                  2009       2008       2009       2008
                                                                --------   --------   --------   --------
OPERATIONS:
   Net Investment Income (Loss)                                 $    964   $  1,828   $    114   $    154
   Net Realized Gain (Loss) from Security Transactions            (7,038)    (2,121)    (1,458)       229
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                              (26,060)   (27,129)    (9,074)    (9,483)
                                                                --------   --------   --------   --------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                               (32,134)   (27,422)   (10,418)    (9,100)
                                                                --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                              (757)    (1,637)       (99)      (138)
   CLASS N                                                           (81)      (190)       (25)       (14)
   CLASS R                                                            --         --         --         --
   CLASS E                                                            --         --         --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                                --     (4,754)        --         --
   CLASS N                                                            --       (735)        --         --
   CLASS R                                                            --         --         --         --
                                                                --------   --------   --------   --------
       Total Dividends and Distributions                            (838)    (7,316)      (124)      (152)
                                                                --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                  11,272     22,976      3,071      5,320
   Shares Issued in Lieu of Dividends and Distributions              526      4,640         30         47
   Shares Redeemed                                                (9,147)   (18,936)    (4,041)   (13,229)
                                                                --------   --------   --------   --------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                    2,651      8,680       (940)    (7,862)
                                                                --------   --------   --------   --------
   CLASS N:
   Shares Issued                                                     246        623        220        909
   Shares Issued in Lieu of Dividends and Distributions               55        660         15          9
   Shares Redeemed                                                (1,036)    (2,366)    (1,269)    (2,236)
                                                                --------   --------   --------   --------
      Increase (Decrease) in Net Assets from
          Class N Share Transactions                                (735)    (1,083)    (1,034)    (1,318)
                                                                --------   --------   --------   --------
   CLASS R:
   Shares Issued                                                      --         --         --         --
   Shares Issued in Lieu of Dividends and Distributions               --         --         --         --
   Shares Redeemed                                                    --         --         --         --
                                                                --------   --------   --------   --------
      Decrease in Net Assets from
         Class R Share Transactions                                   --         --         --         --
                                                                --------   --------   --------   --------
   CLASS E:
   Shares Issued                                                      --         --         --         --
   Shares Issued in Lieu of Dividends and Distributions               --         --         --         --
   Shares Redeemed                                                    --         --         --         --
                                                                --------   --------   --------   --------
      Increase (Decrease) in Net Assets from
         Class E Share Transactions                                   --         --         --         --
                                                                --------   --------   --------   --------
Net Increase (Decrease) in Net Assets from Share Transactions      1,916      7,597     (1,974)    (9,180)
                                                                --------   --------   --------   --------
Total Increase (Decrease) in Net Assets                          (31,056)   (27,141)   (12,516)   (18,432)
                                                                --------   --------   --------   --------
NET ASSETS:
   Beginning of Period                                           100,073    127,214     42,415     60,847
                                                                --------   --------   --------   --------
      End of Period                                             $ 69,017   $100,073   $ 29,899   $ 42,415
                                                                ========   ========   ========   ========
Undistributed (Distributions in Excess of)
   Net Investment Income                                        $     (1)  $   (127)  $     --   $     10
                                                                --------   --------   --------   --------

*    FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

**   FUND COMMENCED OPERATIONS ON JUNE 26, 2008.

(1)  SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

(2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 9).

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 56

   RCB Small Cap         Opportunistic          Multi-Asset        Corporate Bond
  Value Fund (000)      Value Fund (000)         Fund (000)          Fund (000)
-------------------   ------------------     -----------------   ------------------
   2009      2008       2009      2008**       2009     2008*      2009      2008
--------   --------   --------   -------     -------   -------   -------   --------

$     --   $    364   $    167   $   174     $   210   $   474   $ 1,457   $  2,891
  (6,710)        53    (17,791)     (725)     (3,517)     (369)       12        (66)

  (1,205)   (18,035)     6,239    (5,103)        425    (2,825)    1,303     (3,019)
--------   --------   --------   -------     -------   -------   -------   --------

  (7,915)   (17,618)   (11,385)   (5,654)     (2,882)   (2,720)    2,772       (194)
--------   --------   --------   -------     -------   -------   -------   --------


     (30)        --         --        --         (87)     (205)   (1,446)    (2,857)
     (69)        --         (1)       --        (123)     (268)      (11)       (31)
    (341)        --         --        --          --        --        --         --
      --         --       (340)       --          --        --        --         --

      --     (1,426)        --        --          --        --        --         --
      --     (1,567)        --        --          --        --        --         --
      --     (6,612)        --        --          --        --        --         --
--------   --------   --------   -------     -------   -------   -------   --------
    (440)    (9,605)      (341)       --        (210)     (473)   (1,457)    (2,888)
--------   --------   --------   -------     -------   -------   -------   --------


     155        944         --        --       2,420    13,719     8,462     23,936
      28      1,255         --        --          43        50       299        605
    (106)    (6,104)        --        --      (4,676)   (1,732)   (8,114)   (13,983)
--------   --------   --------   -------     -------   -------   -------   --------

      77     (3,905)        --        --      (2,213)   12,037       647     10,558
--------   --------   --------   -------     -------   -------   -------   --------

       1        111         --         8       1,537    20,655       105         39
      50      1,250         --        --          58       118         6         16
    (262)    (2,424)        --        --      (2,061)   (2,168)      (87)      (467)
--------   --------   --------   -------     -------   -------   -------   --------

    (211)    (1,063)        --         8        (466)   18,605        24       (412)
--------   --------   --------   -------     -------   -------   -------   --------

     722      5,853         --        --          --        --        --         --
     324      6,293         --        --          --        --        --         --
  (2,869)   (14,527)        --        --          --        --        --         --
--------   --------   --------   -------     -------   -------   -------   --------

  (1,823)    (2,381)        --        --          --        --        --         --
--------   --------   --------   -------     -------   -------   -------   --------

      --         --     16,515    50,892(2)       --        --        --
      --         --        340        --          --        --        --         --
      --         --    (31,200)       --          --        --        --         --
--------   --------   --------   -------     -------   -------   -------   --------

      --         --    (14,345)   50,892          --        --        --         --
--------   --------   --------   -------     -------   -------   -------   --------
  (1,957)    (7,349)   (14,345)   50,900      (2,679)   30,642       671     10,146
--------   --------   --------   -------     -------   -------   -------   --------
 (10,312)   (34,572)   (26,071)   45,246      (5,771)   27,449     1,986      7,064
--------   --------   --------   -------     -------   -------   -------   --------

  25,187     59,759     45,246        --      27,449        --    70,317     63,253
--------   --------   --------   -------     -------   -------   -------   --------
$ 14,875   $ 25,187   $ 19,175   $45,246     $21,678   $27,449   $72,303   $ 70,317
========   ========   ========   =======     =======   =======   =======   ========

$     (4)  $    436   $     --   $   174     $     1   $     1   $     1   $      1
--------   --------   --------   -------     -------   -------   -------   --------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 57
statements of changes in net assets

FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2008

                                                     California Tax
                                  Government             Exempt
                                Bond Fund (000)     Bond Fund (000)
                              ------------------   -----------------
                                2009      2008       2009      2008
                              -------   --------   -------   -------
OPERATIONS:
   Net Investment Income      $ 1,330   $  2,627   $   543   $ 1,063
   Net Realized Gain (Loss)
      from Security
      Transactions                  8         42       (94)      (52)
   Net Change in Unrealized
      Appreciation
      (Depreciation) on
      Investments                 935        250     1,052      (573)
                              -------   --------   -------   -------
   Net Increase (Decrease)
      in Net Assets
      Resulting from
      Operations                2,273      2,919     1,501       438
                              -------   --------   -------   -------
DIVIDENDS AND DISTRIBUTIONS
   FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS         (1,288)    (2,532)     (527)   (1,041)
   CLASS N                        (53)      (107)      (16)      (22)
   CLASS S                         --         --        --        --
                              -------   --------   -------   -------
      Total Dividends and
         Distributions         (1,341)    (2,639)     (543)   (1,063)
                              -------   --------   -------   -------
CAPITAL SHARE
   TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued               10,574     24,102     4,793    10,565
   Shares Issued in Lieu of
      Dividends and
      Distributions               359        699       182       369
   Shares Redeemed             (7,245)   (11,579)   (5,663)   (9,859)
                              -------   --------   -------   -------
      Increase (Decrease)
         in Net Assets from
         Institutional
         Class Share
         Transactions           3,688     13,222      (688)    1,075
                              -------   --------   -------   -------
   CLASS N:
   Shares Issued                  510        780       441       776
   Shares Issued in Lieu of
      Dividends and
      Distributions                24         44         4         4
   Shares Redeemed               (183)      (706)     (159)     (643)
                              -------   --------   -------   -------
      Increase (Decrease)
         in Net Assets from
         Class N Share
         Transactions             351        118       286       137
                              -------   --------   -------   -------
   CLASS S:
   Shares Issued                   --         --        --        --
   Shares Issued in Lieu of
      Dividends and
      Distributions                --         --        --        --
   Shares Redeemed                 --         --        --        --
                              -------   --------   -------   -------
      Increase (Decrease)
         in Net Assets from
         Class S Share
         Transactions              --         --        --        --
                              -------   --------   -------   -------
Net Increase (Decrease) in
   Net Assets from Share
   Transactions                 4,039     13,340      (402)    1,212
                              -------   --------   -------   -------
Total Increase (Decrease)
   in Net Assets                4,971     13,620       556       587
                              -------   --------   -------   -------
NET ASSETS:
   Beginning of Period         68,858     55,238    35,311    34,724
                              -------   --------   -------   -------
      End of Period           $73,829   $ 68,858   $35,867   $35,311
                              =======   ========   =======   =======
Undistributed (Distribution
   in Excess of) Net
   Investment Income          $   (12)  $     (1)  $    --   $    --
                              -------   --------   -------   -------

(1)  SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58

    High Yield             Prime Money               Government Money         California Tax Exempt
 Bond Fund (000)        Market Fund (000)           Market Fund (000)        Money Market Fund (000)
-----------------   -------------------------   -------------------------   ------------------------
  2009      2008        2009          2008          2009          2008         2009          2008
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

$ 1,409   $ 2,807   $     6,455   $    61,887   $     6,007   $    73,638   $    2,589   $    17,077


 (1,638)     (526)          117           297             4            17           --            --



 (4,942)   (5,822)           --            --            --            --           --            --
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------



 (5,171)   (3,541)        6,572        62,184         6,011        73,655        2,589        17,077
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------



   (644)   (1,258)       (2,177)      (14,508)         (312)       (1,571)        (486)       (2,286)
   (775)   (1,548)       (2,976)      (30,822)       (5,246)      (64,510)      (1,886)      (12,486)
     --        --        (1,306)      (16,569)         (456)       (7,574)        (219)       (2,303)
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

 (1,419)   (2,806)       (6,459)      (61,899)       (6,014)      (73,655)      (2,591)      (17,075)
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------



    487     1,173       749,576     1,704,267       388,506       553,021      622,939     1,830,572


    389       862           357         2,772             7             3           --            --
   (584)   (2,455)     (652,183)   (1,612,805)     (314,328)     (500,209)    (565,396)   (1,762,382)
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------




    292      (420)       97,750        94,234        74,185        52,815       57,543        68,190
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

    267     1,645     1,349,784     3,333,223     2,374,113     6,290,498      889,206     2,477,610


    516     1,000         1,344        13,996         3,744        43,391        1,613         9,947
   (597)   (1,689)   (1,691,799)   (3,093,998)   (2,886,302)   (5,618,090)    (977,450)   (2,302,084)
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------



    186       956      (340,671)      253,221      (508,455)      715,799      (86,631)      185,473
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

     --        --       725,778     1,657,732       381,028       801,055      166,853       409,458


     --        --            --            --            --            --           --            --
     --        --      (817,919)   (1,644,197)     (406,386)     (713,370)    (241,906)     (446,618)
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------



     --        --       (92,141)       13,535       (25,358)       87,685      (75,053)      (37,160)
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------


    478       536      (335,062)      360,990      (459,618)      856,299     (104,141)      216,503
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

 (6,112)   (5,811)     (334,949)      361,275      (459,621)      856,299     (104,143)      216,505
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

 31,447    37,258     2,290,646     1,929,371     3,516,356     2,660,057    1,179,978       963,473
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------
$25,335   $31,447   $ 1,955,697   $ 2,290,646   $ 3,056,735   $ 3,516,356   $1,075,835   $ 1,179,978
=======   =======   ===========   ===========   ===========   ===========   ==========   ===========


$    47   $    57   $        (5)  $        (1)  $        (8)  $        (1)  $       --   $         2
-------   -------   -----------   -----------   -----------   -----------   ----------   -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 59
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,

                                   NET
                                REALIZED
                                   AND
             NET                UNREALIZED            DISTRIBUTIONS   NET
            ASSET       NET       GAINS     DIVIDENDS      FROM      ASSET
            VALUE   INVESTMENT   (LOSSES)   FROM NET     REALIZED    VALUE
          BEGINNING   INCOME        ON     INVESTMENT    CAPITAL    END OF
          OF PERIOD   (LOSS)+  SECURITIES+   INCOME       GAINS     PERIOD
          --------- ---------- ----------- ---------- ------------- ------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2009*    $ 8.25    $ 0.08    $ (2.71)    $(0.07)      $   --     $ 5.55
   2008      11.21      0.16      (2.48)     (0.15)       (0.49)      8.25
   2007      10.36      0.19       1.38      (0.19)       (0.53)     11.21
   2006       9.54      0.13       1.21      (0.13)       (0.39)     10.36
   2005       8.77      0.10       1.13      (0.10)       (0.36)      9.54
   2004       7.41      0.08       1.36      (0.08)          --       8.77
Class N (commenced operations on April 13, 2000)
   2009*    $ 8.24    $ 0.07    $ (2.71)    $(0.06)      $   --     $ 5.54
   2008      11.19      0.13      (2.46)     (0.13)       (0.49)      8.24
   2007      10.35      0.16       1.37      (0.16)       (0.53)     11.19
   2006       9.53      0.11       1.20      (0.10)       (0.39)     10.35
   2005       8.76      0.09       1.12      (0.08)       (0.36)      9.53
   2004       7.41      0.05       1.36      (0.06)          --       8.76
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2009*    $ 7.38    $ 0.02    $ (1.85)    $(0.02)      $   --     $ 5.53
   2008       8.86      0.03      (1.48)     (0.03)          --       7.38
   2007       7.75      0.05       1.10      (0.04)          --       8.86
   2006       7.43      0.02       0.32      (0.02)          --       7.75
   2005       6.76      0.04       0.67      (0.04)          --       7.43
   2004       6.37      0.01       0.38         --##         --       6.76
Class N (commenced operations on March 28, 2000)
   2009*    $ 7.31    $ 0.02    $ (1.84)    $(0.02)      $   --     $ 5.47
   2008       8.77      0.01      (1.46)     (0.01)          --       7.31
   2007       7.68      0.01       1.10      (0.02)          --       8.77
   2006       7.35        --       0.33         --##         --       7.68
   2005       6.69      0.02       0.67      (0.03)          --       7.35
   2004       6.32     (0.01)      0.38         --##         --       6.69
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
   2009*    $16.42    $(0.02)   $ (5.20)    $(0.29)      $   --     $10.91
   2008      30.79      0.19      (9.57)        --        (4.99)     16.42
   2007      28.25      0.02       3.00      (0.01)       (0.47)     30.79
   2006      28.58      0.06       0.05      (0.07)       (0.37)     28.25
   2005      27.30      0.07       2.58         --        (1.37)     28.58
   2004      21.92      0.06       5.40         --        (0.08)     27.30
Class N (commenced operations on October 3, 2001)
   2009*    $16.14    $(0.03)   $ (5.12)    $(0.27)      $   --     $10.72
   2008      30.42      0.15      (9.44)        --        (4.99)     16.14
   2007      27.98     (0.05)      2.96         --        (0.47)     30.42
   2006      28.31     (0.01)      0.05         --##      (0.37)     27.98
   2005      27.13      0.00       2.55         --        (1.37)     28.31
   2004      21.84     (0.02)      5.39         --        (0.08)     27.13
Class R (commenced operations on September 30, 1998)
   2009*    $16.15    $ 0.01   $  (5.11)    $(0.32)      $   --     $10.73
   2008      30.38      0.20      (9.44)        --        (4.99)     16.15
   2007      27.93     (0.05)      2.97         --        (0.47)     30.38
   2006      28.27     (0.01)      0.04         --##      (0.37)     27.93
   2005      27.09      0.01       2.54         --        (1.37)     28.27
   2004      21.81     (0.02)      5.38         --        (0.08)     27.09
Opportunistic Value Fund
Institutional Class (commenced operations on June 26, 2008)
   2009*    $ 9.31    $ 0.04    $ (2.84)    $(1.64)      $   --     $ 4.87
   2008      10.00      0.05      (0.74)        --           --       9.31
Class N (commenced operations on June 26, 2008)
   2009*    $ 9.31    $ 0.03    $ (2.82)    $(1.64)      $   --     $ 4.86
   2008      10.00      0.04      (0.73)        --           --       9.31
Class E (commenced operations on June 26, 2008)
   2009*    $ 9.30    $ 0.06    $ (2.93)    $(1.66)      $   --     $ 4.79
   2008      10.00      0.04      (0.74)        --           --       9.30
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
   2009*    $ 9.70    $ 0.08    $ (1.08)    $(0.09)      $   --     $ 8.61
   2008      11.00      0.25      (1.32)     (0.23)          --       9.70
Class N (commenced operations on October 1, 2007)
   2009*    $ 9.69    $ 0.07    $ (1.07)    $(0.08)      $   --     $ 8.61
   2008      11.00      0.23      (1.33)     (0.21)          --       9.69

                                                           RATIO OF
                                                           EXPENSES
                                                          TO AVERAGE
                       NET                   RATIO OF NET NET ASSETS
                     ASSETS      RATIO OF    INVESTMENT   (EXCLUDING
                     END OF     EXPENSES TO  INCOM(LOSS)   WAIVERS & PORTFOLIO
           TOTAL     PERIOD     AVERAGE NET   TO AVERAGE   RECOVERED  TURNOVER
         RETURN++     (000)    ASSETS(1, 2) NET ASSETS(1)   FEES)(1)    RATE
         -------- ------------ ------------ ------------- ---------- ---------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2009* (31.95)% $ 61,840        0.95%        2.66%       0.96%          9%
   2008  (21.57)    88,361        0.95         1.64        0.96          36
   2007   15.60    110,024        0.96         1.73        0.97          24
   2006   14.50     92,946        0.96         1.36        0.97          31
   2005   14.39     42,974        0.96         1.12        0.97          34
   2004   19.40     38,344        0.97         0.92        0.97          36
Class N (commenced operations on April 13, 2000)
   2009* (32.07)% $  7,177        1.20%        2.42%       1.21%          9%
   2008  (21.72)    11,712        1.20         1.38        1.21          36
   2007   15.24     17,190        1.21         1.47        1.22          24
   2006   14.24     13,104        1.21         1.13        1.22          31
   2005   14.14     10,664        1.21         0.87        1.22          34
   2004   19.01      6,281        1.22         0.64        1.22          36
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2009* (24.74)% $ 22,383        0.98%        0.80%       0.99%          6%
   2008  (16.40)    31,074        0.98         0.35        0.99          26
   2007   14.91     45,784        0.99         0.52        1.00          30
   2006    4.59     35,842        0.99         0.27        1.00          34
   2005   10.55     34,164        0.98         0.57        1.00          27
   2004    6.20     25,575        1.01         0.10        1.01          50
Class N (commenced operations on March 28, 2000)
   2009* (24.94)% $  7,516        1.23%        0.54%       1.24%          6%
   2008  (16.55)    11,341        1.23         0.11        1.24          26
   2007   14.51     15,063        1.24         0.28        1.25          30
   2006    4.55     10,363        1.24         0.03        1.25          34
   2005   10.28      8,278        1.23         0.33        1.25          27
   2004    5.87      5,223        1.26        (0.14)       1.26          50
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
   2009* (31.91)% $  1,243        1.19%       (0.38)%      1.20%         32%
   2008  (35.01)     1,742        1.19         0.85        1.20          78
   2007  10.65       9,062        1.19         0.08        1.20          57
   2006    0.40     13,435        1.20         0.20        1.21          66
   2005    9.87     13,975        1.18         0.26        1.20          41
   2004   24.97      8,955        1.21         0.23        1.20          40
Class N (commenced operations on October 3, 2001)
   2009* (32.02)% $  2,595        1.44%       (0.57)%      1.45%         32%
   2008  (35.16)     4,262        1.44         0.70        1.45          78
   2007   10.37      9,753        1.44        (0.16)       1.45          57
   2006    0.17     10,470        1.45        (0.04)       1.46          66
   2005    9.55     12,754        1.43         0.01        1.45          41
   2004   24.64      7,551        1.49        (0.07)       1.48          40
Class R (commenced operations on September 30, 1998)
   2009* (31.72)% $ 11,037        0.69%        0.16%       1.91%         32%
   2008  (35.02)    19,183        1.23         0.92        1.55          78
   2007   10.43     40,944        1.44        (0.17)       1.45          57
   2006    0.14     45,836        1.45        (0.04)       1.46          66
   2005    9.56     57,787        1.43         0.02        1.45          41
   2004   24.63     36,473        1.49        (0.07)       1.48          40
Opportunistic Value Fund
Institutional Class (commenced operations on June 26, 2008)
   2009* (31.52)% $     --        1.04%(3)     1.27%       1.05%(3)     139%
   2008   (6.90)        --        0.23(3)      1.83        0.23(3)        5
Class N (commenced operations on June 26, 2008)
   2009* (31.70)% $      4        1.30%(3)     1.12%       1.31%(3)     139%
   2008   (6.90)         7        1.20(3)      1.50        1.23(3)        5
Class E (commenced operations on June 26, 2008)
   2009* (32.13)% $ 19,171        0.68%        1.69%       0.69%        139%
   2008   (7.00)    45,239        0.69(3)      1.44        0.70(3)        5
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
   2009* (10.36)% $  7,256        0.83%        1.85%       0.84%         43%
   2008   (9.84)    10,741        1.29         2.37        1.30         141
Class N (commenced operations on October 1, 2007)
   2009* (10.38)% $ 14,422        1.08%        1.64%       1.09%         43%
   2008  (10.12)    16,708        1.53         2.22        1.54         141

*    FOR THE SIX MONTHS ENDED MARCH 31, 2009.

+ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

##   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(3) RATIO REFLECTS THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 60

                                                                                                                RATIO OF
                                  NET                                                                           EXPENSES
                               REALIZED                                                    RATIO OF  RATIO OF      TO
                                  AND                                                      EXPENSES     NET      AVERAGE
            NET                UNREALIZED            DISTRIBUTIONS   NET             NET      TO    INVESTMENT NET ASSETS
           ASSET                 GAINS     DIVIDENDS      FROM      ASSET           ASSETS  AVERAGE   INCOME   (EXCLUDING
           VALUE       NET      (LOSSES)   FROM NET     REALIZED    VALUE           END OF    NET   TO AVERAGE  WAIVERS & PORTFOLIO
         BEGINNING INVESTMENT      ON     INVESTMENT    CAPITAL    END OF   TOTAL   PERIOD  ASSETS      NET     RECOVERED  TURNOVER
         OF PERIOD   INCOME+  SECURITIES+   INCOME       GAINS     PERIOD RETURN++  (000)   (1, 2)   ASSETS(1)  FEES)(1)     RATE
         --------- ---------- ----------- ---------- ------------- ------ -------- ------- -------- ---------- ---------- ---------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009*   $ 9.76     $0.20     $ 0.18      $(0.20)     $   --     $ 9.94   3.96%  $71,662   0.73%     4.12%      0.74%        7%
   2008     10.18      0.43      (0.41)      (0.44)         --       9.76   0.04    69,709   0.73      4.25       0.74        12
   2007     10.17      0.45         --       (0.44)         --      10.18   4.57    62,210   0.74      4.39       0.75        30
   2006     10.27      0.42      (0.10)      (0.42)         --      10.17   3.19    55,290   0.75      4.14       0.75        25
   2005     10.60      0.40      (0.27)      (0.40)      (0.06)     10.27   1.26    51,193   0.75      3.80       0.76        25
   2004     10.89      0.41      (0.18)      (0.41)      (0.11)     10.60   2.15    47,080   0.75      3.82       0.79        57
Class N (commenced operations on April 13, 2000)
   2009*   $ 9.77     $0.19     $ 0.18      $(0.19)     $   --     $ 9.95   3.82%  $   641   0.98%     3.87%      0.99%        7%
   2008     10.18      0.41      (0.41)      (0.41)         --       9.77  (0.11)      608   0.98      4.02       0.99        12
   2007     10.17      0.42       0.01       (0.42)         --      10.18   4.30     1,043   0.99      4.13       1.00        30
   2006     10.27      0.39      (0.10)      (0.39)         --      10.17   2.93     1,332   1.00      3.88       1.00        25
   2005     10.61      0.37      (0.28)      (0.37)      (0.06)     10.27   0.91     1,530   1.00      3.55       1.01        25
   2004     10.89      0.37      (0.16)      (0.38)      (0.11)     10.61   1.99     1,522   1.00      3.51       1.04        57
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009*   $10.40     $0.20     $ 0.13      $(0.20)     $   --     $10.53   3.18%  $70,678   0.70%     3.76%      0.77%       14%
   2008     10.33      0.42       0.08       (0.43)         --      10.40   4.87    66,097   0.70      4.05       0.77        36
   2007     10.28      0.46       0.05       (0.46)         --      10.33   5.04    52,606   0.70      4.50       0.77        83
   2006     10.40      0.41      (0.12)      (0.41)         --      10.28   2.89    35,671   0.70      4.04       0.78        62
   2005     10.62      0.31      (0.16)      (0.31)      (0.06)     10.40   1.42    28,132   0.70      2.98       0.79        58
   2004     10.93      0.25      (0.17)      (0.25)      (0.14)     10.62   0.81    20,901   0.70      2.39       0.81       169
Class N (commenced operations on April 13, 2000)
   2009*   $10.42     $0.18     $ 0.15      $(0.19)     $   --     $10.56   3.14%  $ 3,151   0.95%     3.50%      1.02%       14%
   2008     10.35      0.40       0.07       (0.40)         --      10.42   4.59     2,761   0.95      3.80       1.02        36
   2007     10.30      0.44       0.04       (0.43)         --      10.35   4.77     2,632   0.95      4.25       1.02        83
   2006     10.42      0.39      (0.12)      (0.39)         --      10.30   2.63     1,782   0.95      3.81       1.03        62
   2005     10.64      0.29      (0.17)      (0.28)      (0.06)     10.42   1.16       554   0.95      2.70       1.04        58
   2004     10.95      0.23      (0.17)      (0.23)      (0.14)     10.64   0.55       436   0.95      2.14       1.06       169
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009*   $10.06     $0.16     $ 0.28      $(0.16)     $   --     $10.34   4.41%  $34,500   0.50%     3.16%      0.61%       19%
   2008     10.24      0.32      (0.18)      (0.32)         --      10.06   1.38    34,262   0.50      3.13       0.61        55
   2007     10.25      0.31      (0.01)      (0.31)         --      10.24   2.98    33,802   0.50      3.04       0.62        43
   2006     10.26      0.29       0.03       (0.29)      (0.04)     10.25   3.18    26,074   0.50      2.85       0.62        43
   2005     10.41      0.28      (0.11)      (0.28)      (0.04)     10.26   1.65    22,768   0.50      2.70       0.63        54
   2004     10.60      0.27      (0.06)      (0.27)      (0.13)     10.41   2.00    17,789   0.50      2.55       0.65        51
Class N (commenced operations on April 13, 2000)
   2009*   $10.09     $0.15     $ 0.28      $(0.15)     $   --     $10.37   4.27%  $ 1,367   0.75%     2.91%      0.86%       19%
   2008     10.27      0.30      (0.18)      (0.30)         --      10.09   1.12     1,049   0.75      2.87       0.86        55
   2007     10.27      0.28         --       (0.28)         --      10.27   2.82       922   0.75      2.78       0.87        43
   2006     10.29      0.26       0.02       (0.26)      (0.04)     10.27   2.81     1,134   0.75      2.59       0.87        43
   2005     10.44      0.25      (0.11)      (0.25)      (0.04)     10.29   1.39     1,487   0.75      2.43       0.88        54
   2004     10.62      0.24      (0.05)      (0.24)      (0.13)     10.44   1.84     2,439   0.75      2.29       0.90        51
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009*   $ 7.40     $0.34     $(1.55)     $(0.34)     $   --     $ 5.85 (16.26)% $11,303   1.00%    11.32%      1.09%       4%
   2008      8.91      0.64      (1.47)      (0.68)         --       7.40  (9.83)   13,926   1.00      7.72       1.09        20
   2007      8.96      0.70      (0.06)      (0.69)         --       8.91   7.27    17,137   1.00      7.73       1.10        26
   2006      9.04      0.68      (0.08)      (0.68)         --       8.96   6.90    20,887   1.00      7.58       1.10        23
   2005      9.31      0.71      (0.27)      (0.71)         --       9.04   4.85    22,588   1.00      7.71       1.11        46
   2004      8.95      0.72       0.36       (0.72)         --       9.31  12.47    22,860   1.00      7.87       1.14        35
Class N (commenced operations on January 14, 2000)
   2009*   $ 7.40     $0.33     $(1.55)     $(0.33)     $   --     $ 5.85 (16.39)% $14,032   1.30%    11.02%      1.39%       4%
   2008      8.91      0.62      (1.47)      (0.66)         --       7.40 (10.10)   17,521   1.30      7.43       1.39        20
   2007      8.96      0.68      (0.07)      (0.66)         --       8.91   6.95    20,121   1.30      7.44       1.40        26
   2006      9.04      0.65      (0.08)      (0.65)         --       8.96   6.58    20,045   1.30      7.28       1.40        23
   2005      9.31      0.69      (0.27)      (0.69)         --       9.04   4.54    21,028   1.30      7.41       1.41        46
   2004      8.95      0.70       0.35       (0.69)         --       9.31  12.14    20,655   1.30      7.56       1.44       355

*    FOR THE SIX MONTHS ENDED MARCH 31, 2009.

+ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 61
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,

                                                                                                                   RATIO
                                                                                                                OF EXPENSES
                                                                                                     RATIO       TO AVERAGE
             NET                  DIVIDENDS     NET                   NET                            OF NET      NET ASSETS
            ASSET                   FROM       ASSET                ASSETS           RATIO         INVESTMENT    (EXCLUDING
            VALUE        NET         NET       VALUE                  END         OF EXPENSES        INCOME      WAIVERS &
          BEGINNING  INVESTMENT  INVESTMENT     END       TOTAL    OF PERIOD      TO AVERAGE       TO AVERAGE    RECOVERED
          OF PERIOD    INCOME      INCOME    OF PERIOD  RETURN++     (000)     NET ASSETS(1)(2)  NET ASSETS(1)    FEES)(1)
          ---------  ----------  ----------  ---------  --------  ----------  -----------------  -------------  -----------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
   2009*    $1.00      $0.004    $(0.004)      $1.00      0.37%   $  630,709        0.59%            0.71%         0.64%
   2008      1.00       0.030     (0.030)       1.00      3.01       532,931        0.58             2.90          0.58
   2007      1.00       0.047     (0.047)       1.00      4.85       438,639        0.59             4.74          0.60
   2006      1.00       0.041     (0.041)       1.00      4.17       388,171        0.59             4.12          0.60
   2005      1.00       0.021     (0.021)       1.00      2.10       332,393        0.60             2.05          0.61
   2004      1.00       0.006     (0.006)       1.00      0.58       367,209        0.63             0.59          0.63
Class N (commenced operations on October 18, 1999)
   2009*    $1.00      $0.003    $(0.003)      $1.00      0.28%   $  783,283        0.78%            0.60%         1.14%
   2008      1.00       0.027     (0.027)       1.00      2.78     1,123,900        0.80             2.65          1.08
   2007      1.00       0.045     (0.045)       1.00      4.62       870,537        0.81             4.52          1.10
   2006      1.00       0.039     (0.039)       1.00      3.94       640,366        0.81             3.95          1.10
   2005      1.00       0.019     (0.019)       1.00      1.87       312,452        0.82             1.94          1.11
   2004      1.00       0.004     (0.004)       1.00      0.36       201,058        0.85             0.35          1.13
Class S (commenced operations on October 26, 1999)
   2009*    $1.00      $0.002    $(0.002)      $1.00      0.21%   $  541,705        0.92%            0.43%         1.14%
   2008      1.00       0.025     (0.025)       1.00      2.57       633,815        1.00             2.54          1.08
   2007      1.00       0.043     (0.043)       1.00      4.41       620,195        1.01             4.32          1.10
   2006      1.00       0.037     (0.037)       1.00      3.73       324,353        1.01             3.74          1.10
   2005      1.00       0.017     (0.017)       1.00      1.67       203,502        1.02             1.70          1.11
   2004      1.00       0.002     (0.002)       1.00      0.21       115,761        1.00             0.21          1.13
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
   2009*    $1.00      $0.002    $(0.002)      $1.00      0.24%   $  174,859        0.48%            0.42%         0.64%
   2008      1.00       0.027     (0.027)       1.00      2.72       100,674        0.59             2.62          0.59
   2007      1.00       0.047     (0.047)       1.00      4.77        47,858        0.60             4.67          0.61
   2006      1.00       0.040     (0.040)       1.00      4.08        52,782        0.60             4.11          0.61
   2005      1.00       0.020     (0.020)       1.00      2.05        32,039        0.61             1.97          0.62
   2004      1.00       0.006     (0.006)       1.00      0.57        43,608        0.63             0.56          0.64
Class N (commenced operations on June 21, 1999)
   2009*    $1.00      $0.002    $(0.002)      $1.00      0.17%   $2,498,488        0.67%            0.35%         1.14%
   2008      1.00       0.025     (0.025)       1.00      2.49     3,006,935        0.81             2.40          1.09
   2007      1.00       0.044     (0.044)       1.00      4.54     2,291,138        0.82             4.45          1.11
   2006      1.00       0.038     (0.038)       1.00      3.86     1,940,602        0.82             3.78          1.11
   2005      1.00       0.018     (0.018)       1.00      1.82     1,895,412        0.83             1.80          1.12
   2004      1.00       0.004     (0.004)       1.00      0.35     1,857,676        0.85             0.35          1.14
Class S (commenced operations on October 6, 1999)
   2009*    $1.00      $0.001    $(0.001)      $1.00      0.11%   $  383,388        0.77%            0.23%         1.14%
   2008      1.00       0.023     (0.023)       1.00      2.29       408,747        1.02             2.23          1.09
   2007      1.00       0.042     (0.042)       1.00      4.33       321,061        1.02             4.24          1.11
   2006      1.00       0.036     (0.036)       1.00      3.65       232,083        1.02             3.60          1.11
   2005      1.00       0.016     (0.016)       1.00      1.62       227,905        1.03             1.61          1.12
   2004      1.00       0.002     (0.002)       1.00      0.20       263,086        1.00             0.21          1.14
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
   2009*    $1.00      $0.002    $(0.002)      $1.00      0.26%   $  214,970        0.40%            0.48%         0.65%
   2008      1.00       0.018     (0.018)       1.00      1.80       157,427        0.55             1.69          0.61
   2007      1.00       0.030     (0.030)       1.00      3.01        89,237        0.55             2.97          0.62
   2006      1.00       0.026     (0.026)       1.00      2.62        85,014        0.55             2.60          0.62
   2005      1.00       0.015     (0.015)**     1.00      1.51        73,211        0.55             1.46          0.63
   2004      1.00       0.005     (0.005)       1.00      0.52        79,413        0.55             0.51          0.65
Class N (commenced operations on June 21, 1999)
   2009*    $1.00      $0.002    $(0.002)      $1.00      0.20%   $  794,161        0.53%            0.41%         1.15%
   2008      1.00       0.016     (0.016)       1.00      1.57       880,794        0.78             1.47          1.11
   2007      1.00       0.027     (0.027)       1.00      2.78       695,318        0.78             2.73          1.12
   2006      1.00       0.024     (0.024)       1.00      2.39       631,478        0.78             2.36          1.12
   2005      1.00       0.013     (0.013)**     1.00      1.28       569,671        0.78             1.25          1.13
   2004      1.00       0.003     (0.003)       1.00      0.29       505,029        0.78             0.29          1.15
Class S (commenced operations on November 12, 1999)
   2009*    $1.00      $0.002    $(0.002)      $1.00      0.16%   $   66,704        0.70%            0.40%         1.15%
   2008      1.00       0.014     (0.014)       1.00      1.37       141,757        0.98             1.40          1.11
   2007      1.00       0.025     (0.025)       1.00      2.57       178,918        0.98             2.55          1.12
   2006      1.00       0.022     (0.022)       1.00      2.18       107,131        0.98             2.17          1.12
   2005      1.00       0.011     (0.011)**     1.00      1.08        88,182        0.98             1.09          1.13
   2004      1.00       0.002     (0.002)       1.00      0.15        33,520        0.91             0.15          1.15

*    FOR THE SIX MONTHS ENDED MARCH 31, 2009.

**   INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 62
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

1. ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Opportunistic Value Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); and Multi-Asset Fund (each a "Fund," collectively, the "Funds"). The Equity and Fixed Income Funds and the Multi-Asset Fund are registered to offer Institutional and Class N Shares; in addition, the Opportunistic Value Fund is registered to offer Class E Shares and the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class N and Class S
Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies.

Class N and Institutional Class shares of the Multi-Asset Fund commenced operations on October 1, 2007.

Class E, Class N and Institutional Class shares of the Opportunistic Value Fund commenced operations on June 26, 2008.

Effective January 31, 2008, Class A shares of the Funds were redesignated as Class N shares. There were no changes to the rights, fees or expenses of the Class A shares or services provided to Class A shareholders in connection with the change in designation to Class N.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may


                          CNI CHARTER FUNDS | PAGE 63
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments carried at value ($ Thousands):

Investments in Securities    Level 1     Level 2    Level 3      Total
--------------------------   -------   ----------   -------   ----------
Large Cap Value Equity       $69,391   $       --     $--     $   69,391
Large Cap Growth Equity       29,632           --      --         29,632
RCB Small Cap Value           14,849          474      --         15,323
Opportunistic Value           19,078           --      --         19,078
Multi-Asset                   18,049        3,600      --         21,649
Corporate Bond                 2,690       69,677      --         72,367
Government Bond                  887       72,766      --         73,653
California Tax Exempt Bond       212       34,074      --         34,286
High Yield Bond                  258       24,250      97         24,605
Prime Money Market             1,320    1,954,475      --      1,955,795
Government Money Market           --    3,054,795      --      3,054,795
California Tax Exempt
   Money Market                   --    1,084,734      --      1,084,734

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                    Beginning       Change in       Net        Ending
                  Balance as of    unrealized    realized   Balance as of
                     10/1/08      depreciation     gain        3/31/09
                  -------------   ------------   --------   -------------
High Yield Bond       $154            $(65)         $8           $97

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, except for the Money Market funds which use a straight line basis.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, Opportunistic Value and Multi-Asset Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.


                          CNI CHARTER FUNDS | PAGE 64

DEFERRED OFFERING COSTS - All offering costs incurred with the start up of a Fund are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of March 31, 2009, the remaining amount still to be amortized for the Opportunistic Value Fund was $8,382.

3. ADMINISTRATION,TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999, as amended April 1, 2008, (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average daily net assets of the Trust exceeding $7.5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor") receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class N Shares and Class S Shares of the Money Market Funds and 0.25% of the Class N Shares of the Equity Funds, Fixed Income Funds and the Multi-Asset Fund and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class N Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a distribution agreement dated April 1, 1999.

SEI Institutional Transfer Agency, a division of SEI Investments Fund Management Corporation (the "Transfer Agent"), serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has agreed to waive these fees.The Class R shares of the RCB Small Cap Value Fund began paying the sub-transfer agent, Citigroup Fund Services, LLC, fees commencing February 1, 2008.

U.S. Bank, N.A. (the "Custodian") serves as custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank ("CNB") and its affiliates, which provide certain shareholder support for their customers who own Institutional Class, Class N, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. CNB has agreed to voluntarily waive portions of its shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2009, CNB received Shareholder Servicing fees from the Trust in the amount of $9,100,777.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM, Inc." or the "Adviser") or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   INVESTMENT A DVISORY FEES AND OTHER AGREEMENTS:

CNAM, Inc., a wholly owned subsidiary of CNB, serves as the investment manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.50% of the average daily net assets of the Opportunistic Value Fund, 0.50% of the average daily net assets of the Multi-Asset Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the investment sub-adviser with respect to the RCB Small Cap Value Fund.

HALBIS CAPITAL MANAGEMENT (USA), INC. acts as the investment sub-adviser with respect to the High Yield Bond Fund. Effective April 15, 2009, Guggenheim Investment Management, LLC replaced Halbis as the investment sub-adviser to the Fund.

SKBA CAPITAL MANAGEMENT, LLC acts as the investment sub-adviser with respect to the Opportunistic Value Fund.

Sub-adviser fees are paid by the Adviser.


                          CNI CHARTER FUNDS | PAGE 65
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the Funds' respective average daily net assets. In the case of the RCB Small Cap Value Fund and the Opportunistic Value Fund, the Fund's sub-adviser has contractually agreed to limit its fees or reimburse expenses to meet the expense limitations. The expense limitations (expressed as percentages of average daily net assets) are as follows:

                      Large Cap   Large Cap     RCB
                        Value       Growth    Small Cap   Opportunistic
                       Equity       Equity      Value         Value
                        Fund        Fund        Fund          Fund
                      ---------   ---------   ---------   -------------
Institutional Class     1.00%       1.05%       1.24%        1.00%
Class N                 1.25%       1.30%       1.49%        1.25%
Class E                   --          --          --         0.75%
Class R                   --          --        1.49%          --

                                                        California
                      Multi-   Corporate   Government   Tax Exempt
                       Asset      Bond        Bond         Bond
                       Fund       Fund        Fund         Fund
                      ------   ---------   ----------   ----------
Institutional Class    1.75%     0.75%        0.70%        0.50%
Class N                2.00%     1.00%        0.95%        0.75%

                                                                  California
                      High Yield      Prime        Government     Tax Exempt
                         Bond      Money Market   Money Market   Money Market
                         Fund          Fund           Fund           Fund
                      ----------   ------------   ------------   ------------
Institutional Class      1.00%        0.63%          0.63%           0.55%
Class N                  1.30%        0.85%          0.85%           0.78%
Class S                    --         1.05%          1.05%           0.98%

Any fee reductions or expense reimbursements may be repaid to the Adviser (or relevant sub-adviser, as applicable) within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

As of March 31, 2009, fees which were previously waived by the Adviser (or relevant sub-adviser, as applicable) which may be subject to possible future reimbursement to the Adviser (or relevant sub-adviser, as applicable) were as follows:

                             Potential Amount of
Fund                            Recovery (000)     Expiration
----                         -------------------   ----------
Opportunistic Value                 $  1              2011
Government Bond                       13              2009
                                      31              2010
                                      39              2011
                                      21              2012
California Tax Exempt Bond            15              2009
                                      34              2010
                                      34              2011
                                      17              2012
High Yield Bond                       19              2009
                                      35              2010
                                      29              2011
                                      11              2012
Government Money Market              329              2012
California Tax Exempt                276              2009
Money Market                         494              2010
                                     583              2011
                                     569              2012

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2009, were as follows for the Equity Funds, Multi-Asset Fund and Fixed Income Funds:

                                  Purchases         Sales & Maturities
                             -------------------   --------------------
                             U.S. Gov't    Other   U.S. Gov't    Other
Fund                            (000)      (000)     (000)       (000)
----                         ----------   ------   ----------   -------
Large Cap Value Equity         $    --    $6,742     $   --     $ 6,958
Large Cap Growth Equity             --     1,938         --       4,221
RCB Small Cap Value                 --     5,442         --       7,708
Opportunistic Value                 --    25,773         --      38,037
Multi-Asset                         --     6,066      2,145      10,265
Corporate Bond                     545    14,384      1,145       3,521
Government Bond                 13,219     2,164      9,513          --
California Tax Exempt Bond          --     6,143         --       7,128
High Yield Bond                     --     1,275         --       1,037

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.


                          CNI CHARTER FUNDS | PAGE 66

Accordingly, the following permanent difference, primarily attributable to REIT adjustments, corporate action adjustments, the realized gains (losses) on paydowns and the timing of distributions, were reclassified to/from the following accounts as of September 30, 2008:

                                                       Increase        Increase
                                                      (Decrease)      (Decrease)
                                                     Undistributed   Accumulated
                                                    Net Investment   Net Realized
                                                     Income (Loss)    Gain (Loss)
Fund                                                     (000)          (000)
----                                                --------------   ------------
Large Cap Value Equity                                  $(123)          $123
Large Cap Growth Equity                                     1             (1)
RCB Small Cap Value                                        72            (72)
Corporate Bond                                             (3)             3
Government Bond                                            11            (11)

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2008 and September 30, 2007 are shown below:

                                      Tax
                                     Exempt   Ordinary     Long-term
                                     Income    Income    Capital Gain     Total
Fund                                 (000)      (000)        (000)        (000)
----                                -------   --------   ------------   --------
Large Cap Value Equity
   2008                             $    --   $  1,827      $5,489      $  7,316
   2007                                  --      2,039       5,502         7,541
Large Cap Growth Equity
   2008                                  --        152          --           152
   2007                                  --        246          --           246
RCB Small Cap Value
   2008                             $    --   $  3,067      $6,538      $  9,605
   2007                                  --          2       1,108         1,110
Opportunistic Value
   2008                                  --         --          --            --
Multi-Asset
   2008                                  --        473          --           473
Corporate Bond
   2008                                  --      2,888          --         2,888
   2007                                  --      2,595          --         2,595
Government Bond
   2008                                  --      2,639          --         2,639
   2007                                  --      2,072          --         2,072
California Tax Exempt Bond
   2008                               1,063         --          --         1,063
   2007                                 950          1          --           951
High Yield Bond
   2008                                  --      2,806          --         2,806
   2007                                  --      2,880          --         2,880
Prime Money Market
   2008                                  --     61,899          --        61,899
   2007                                  --     73,650          --        73,650
Government Money Market
   2008                                  --     73,655          --        73,655
   2007                                  --    106,396          --       106,396
California Tax Exempt
   Money Market
   2008                              17,064         11          --        17,075
   2007                              22,975         --          --        22,975

As of September 30, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                                                                                     Total
                                                                                                                 Distributable
                         Undistributed  Undistributed     Capital                     Unrealized       Other        Earnings
                           Tax-Exempt      Ordinary         Loss      Post-October   Appreciation    Temporary    (Accumulated
                             Income         Income     Carryforwards     Losses     (Depreciation)  Differences     Losses)
Fund                         (000)          (000)          (000)          (000)          (000)         (000)         (000)
----                     -------------  -------------  -------------  ------------  --------------  -----------  -------------
Large Cap Value Equity       $   --         $  330        $    --       $(1,918)       $(1,192)       $  (457)      $(3,237)
Large Cap Growth Equity          --             46         (2,153)           --            786            (36)       (1,357)
RCB Small Cap Value              --            439             --          (635)        (6,866)            --        (7,062)
Opportunistic Value              --            174             --          (725)        (5,103)            --        (5,654)
Multi-Asset                      --            182             --          (362)        (2,832)          (181)       (3,193)
Corporate Bond                   --            243           (451)          (90)        (3,185)          (243)       (3,726)
Government Bond                  --            215           (535)           --            430           (216)         (106)
California Tax Exempt
   Bond                          93             --            (42)          (52)          (482)           (93)         (576)
High Yield Bond                  --            283           (789)         (563)        (6,497)          (228)       (7,794)
Prime Money Market               --          3,639             --            --             --         (3,553)           86
Government Money Market          --          3,846             --            --             --         (3,831)           15
California Tax Exempt
   Money Market               2,581             --             --            --             --         (2,578)            3

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2008, the breakdown of capital loss carryforwards is as follows:

                                                 Expiring September 30,
                             -------------------------------------------------------------
                              2010    2011    2012    2013    2014    2015    2016
Fund                         (000)   (000)   (000)   (000)   (000)   (000)   (000)   Total
----                         -----   -----   -----   -----   -----   -----   -----   -----
Large Cap Growth Equity        82    1,844    227      --      --      --      --    2,153
Corporate Bond                 --       --     --      --      64     271     116      451
Government Bond                --       --     --      --      59     374     102      535
California Tax Exempt Bond     --       --     --      --      --      35       7       42
High Yield Bond                --      521     --      --     268      --      --      789


                          CNI CHARTER FUNDS | PAGE 67
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

During the year ended September 30, 2008, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                          Amount
Fund                                                                       (000)
----                                                                      ------
Large Cap Growth Equity                                                    $224
High Yield Bond                                                              37
Prime Money Market                                                          210

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2009 for each of the Equity and Fixed Income Funds and Multi-Asset Fund were as follows:

                                           Aggregate      Aggregate          Net
                                             Gross         Gross         Unrealized
                              Federal     Unrealized     Unrealized     Appreciation
                              Tax Cost   Appreciation   Depreciation   (Depreciation)
Fund                           (000)         (000)          (000)           (000)
----                         ---------   ------------   ------------   --------------
Large Cap Value Equity        $96,644       $2,093        $(29,346)       $(27,253)
Large Cap Growth Equity        37,920        1,985         (10,273)         (8,288)
RCB Small Cap Value            23,370        2,045         (10,092)         (8,047)
Opportunistic Value            18,169        1,594            (685)            909
Multi-Asset                    24,049           33          (2,433)         (2,400)
Corporate Bond                 74,249        1,023          (2,905)         (1,882)
Government Bond                72,287        1,411             (45)          1,366
California Tax Exempt Bond     33,716          788            (218)            570
High Yield Bond                36,044           65         (11,504)        (11,439)

At March 31, 2009, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7. CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications.The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes ("ETNs") as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.


                           CNI CHARTER FUNDS | PAGE 68

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2009 (unaudited) and the year ended September 30, 2008 were as follows:

                                         Large Cap Value     Large Cap Growth     RCB Small Cap       Opportunistic
                                        Equity Fund (000)   Equity Fund (000)    Value Fund (000)   Value Fund (000)
                                        -----------------   -----------------   -----------------   ----------------
                                          2009      2008      2009      2008      2009      2008      2009     2008
                                        -------   -------   -------   -------   -------   -------   -------   ------
CAPITAL SHARES ISSUED
   AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         1,854     2,441       541       638        15        43        --        --
   Shares Issued in Lieu of
      Dividends and Distributions           88       469         5         6         2        55        --        --
                                        ------    ------    ------    ------    ------    ------    ------    ------
   Shares Redeemed                      (1,504)   (2,015)     (707)   (1,601)       (9)     (286)       --        --
      Net Institutional
         Class Transactions                438       895      (161)     (957)        8      (188)       --        --
                                        ======    ======    ======    ======    ======    ======    ======    ======
   CLASS N:
   Shares Issued                            41        66        39       107        --         4        --         1(1)
   Shares Issued in Lieu of
      Dividends and Distributions            9        66         3         1         4        55        --        --
   Shares Redeemed                        (176)     (246)     (221)     (274)      (26)     (116)       --        --
                                        ------    ------    ------    ------    ------    ------    ------    ------
      Net Class N Transactions            (126)     (114)     (179)     (166)      (22)      (57)       --         1
                                        ======    ======    ======    ======    ======    ======    ======    ======
   CLASS R:
   Shares Issued                            --        --        --        --        65       264        --        --
   Shares Issued in Lieu of
      Dividends and Distributions           --        --        --        --        28       280        --        --
   Shares Redeemed                          --        --        --        --      (252)     (704)       --        --
                                        ------    ------    ------    ------    ------    ------    ------    ------
      Net Class R Transactions              --        --        --        --      (159)     (160)       --        --
                                        ======    ======    ======    ======    ======    ======    ======    ======
   CLASS E:
   Shares Issued                            --        --        --        --        --        --     3,744     4,863(1)
   Reinvestment of cash distributions       --        --        --        65        --
   Shares Redeemed                          --        --        --        --        --        --    (4,671)       --
                                        ------    ------    ------    ------    ------    ------    ------    ------
      Net Class E Transactions              --        --        --        --        --        --      (862)    4,863
                                        ======    ======    ======    ======    ======    ======    ======    ======

(1)  INCLUDES SUBSCRIPTIONS AS A RESULT OF IN-KIND TRANSFERS OF SECURITIES (SEE
     NOTE 9).

     AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                          CNI CHARTER FUNDS | PAGE 69
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

8. CAPITAL SHARES ISSUED AND REDEEMED (CONTINUED):

                                                                                      California
                                  Multi-Asset   Corporate Bond   Government Bond   Tax Exempt Bond
                                   Fund (000)     Fund (000)        Fund (000)       Fund (000)
                                 ------------   --------------   ---------------   ---------------
                                 2009    2008   2009     2008     2009     2008      2009    2008
                                 ----   -----   ----   -------   -----   -------     ----   -----
CAPITAL SHARES ISSUED
   AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                  277   1,269    854    2,342    1,008    2,308       467   1,027
   Shares Issued in Lieu of
      Dividends and
      Distributions                 5       5     31       59       34       67        18      36
   Shares Redeemed               (546)   (167)  (820)  (1,372)    (690)  (1,109)     (555)   (958)
      Net Institutional          ----   -----   ----   -------   -----   -------     ----   -----
          Class Transactions     (264)  1,107     65    1,029      352    1,266       (70)    105
                                 ====   =====   ====   ======    =====   ======      ====   =====
   CLASS N:
   Shares Issued                  177   1,916     10        4       49       74        43      76
   Shares Issued in Lieu of
      Dividends and
      Distributions                 7      11      1        2        2        4        --      --
   Shares Redeemed               (232)   (204)    (9)     (46)     (17)     (67)      (15)    (62)
                                 ----   -----   ----   ------    -----   ------      ----   -----
      Net Class N Transactions    (48)  1,723      2      (40)      34       11        28      14
                                 ====   =====   ====   ======    =====   ======      ====   =====

                                                                                                         California
                                  High-Yield            Prime                   Government               Tax Exempt
                                     Bond            Money Market              Money Market             Money Market
                                  Fund (000)          Fund (000)                Fund (000)               Fund (000)
                                 -----------   -----------------------   -----------------------   ---------------------
                                 2009   2008      2009         2008         2009         2008        2009        2008
                                 ----   ----   ----------   ----------   ----------   ----------   --------   ----------
CAPITAL SHARES ISSUED
   AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                   82    142      749,576    1,704,267      388,506      553,021    622,939    1,830,572
   Shares Issued in Lieu of
      Dividends and
      Distributions                66    104          357        2,772            7            3         --           --
   Shares Redeemed                (97)  (288)    (652,183)  (1,612,805)    (314,328)    (500,209)  (565,396)  (1,762,382)
      Net Institutional          ----   ----   ----------   ----------   ----------   ----------   --------   ----------
         Class Transactions        51    (42)      97,750       94,234       74,185       52,815     57,543       68,190
                                 ====   ====   ==========   ==========   ==========   ==========   ========   ==========
   CLASS N:
   Shares Issued                   45    193    1,349,784    3,333,223    2,374,113    6,290,498    889,206    2,477,610
   Shares Issued in Lieu of
      Dividends and
      Distributions                88    121        1,344       13,996        3,744       43,391      1,613        9,947
   Shares Redeemed               (101)  (205)  (1,691,799)  (3,093,998)  (2,886,302)  (5,618,090)  (977,450)  (2,302,084)
      Net Class N Transactions    ----   ----   ----------   ----------   ----------   ----------   --------   ----------
                                   32    109     (340,671)     253,221     (508,445)     715,799    (86,631)     185,473
                                 ====   ====   ==========   ==========   ==========   ==========   ========   ==========
   CLASS S:
   Shares Issued                   --     --      725,778    1,657,732      381,028      801,055    166,853      409,458
   Shares Redeemed                 --     --     (817,919)  (1,644,197)    (406,386)    (713,370)  (241,906)    (446,618)
                                  ----   ----   ----------   ----------   ----------   ----------   --------   ----------
      Net Class S Transactions     --     --      (92,141)      13,535      (25,358)      87,685    (75,053)     (37,160)
                                 ====   ====   ==========   ==========   ==========   ==========   ========   ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                          CNI CHARTER FUNDS | PAGE 70

9. IN-KIND TRANSACTIONS

During the year ended September 30, 2008, the Opportunistic Value Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on June 26, 2008 as follows:

 Shares       Value
 Issued   ($ Thousands)
-------   -------------
579,800      $5,979

10. TREASURY GUARANTEE PROGRAM

The CNI Charter Funds Board of Trustees approved the participation by the Prime Money Market Fund, Government Money Market Fund and California Money Market Fund (each, a "Fund," and collectively, the "Funds") in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program") for the initial term of the Program, which ended December 18, 2008, and the first extended term of the Program, which ended April 30, 2009. After considering the costs and benefits of continued participation in the Program, the Board of Trustees determined that the Prime Money Market Fund and California Tax Exempt Money Market Fund should continue to participate in the second extended term of the Program, which ends September 18, 2009, but that the Government Money Market Fund should not, since that Fund invests primarily in government securities that are guaranteed by the U.S. Government. The Program insures shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidates its holdings and shareholders receive less than $1.00 per share. The guarantee is triggered if the money market fund's net asset value per share falls below $0.995. Participation by a Fund in the Program does not reflect a decision by the Fund to liquidate, and the Trust, in consultation with the Funds' investment adviser, City National Asset Management, Inc., views the liquidation of each Fund as unlikely.

The current term of the Program covers shareholders of the Prime Money Market Fund and California Tax Exempt Money Market Fund for amounts they held in the respective Fund as of the close of business on September 19, 2008. New accounts opened since September 19, 2008 and any increase in the number of shares held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. If shares held by a shareholder as of the close of business on September 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of the number of shares held by that shareholder as of September 19, 2008, or the number of shares held by that shareholder on the date the guarantee is called upon. If a shareholder closes its account after September 19, 2008, new investments by that shareholder in the Fund will not be guaranteed. Guarantee payments under the Program will not exceed the amount available to all participating money market funds within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. Currently, ESF assets are approximately $50 billion.

The Program is designed to address temporary dislocations in the credit markets. The current term of the Program will operate through September 18, 2009. Participation in the initial term and first extended term of the Program required payments to the U.S. Department of the Treasury in the amount of 0.01% and 0.015%, respectively, of the net asset value of each of Fund as of September 19, 2008. Participation in the current term of the Program required a payment to the U.S. Department of the Treasury in the amount of 0.015% of the net asset value of each of the Prime Money Market Fund and California Tax Exempt Money Market Fund as of September 19, 2008. These expenses were borne by each Fund and are not be subject to any expense limitation currently in effect. Additional information about the Program is available on the U.S. Department of the Treasury's website at www.ustreas.gov.


                          CNI CHARTER FUNDS | PAGE 71
disclosure of fund expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE        VALUE      EXPENSE     DURING
                            10/1/08     3/31/09      RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
LARGE CAP VALUE FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $  680.50      0.95%       $3.98
Class N                     1,000.00      679.30      1.20         5.02
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,020.19      0.95%       $4.78
Class N                     1,000.00    1,018.95      1.20         6.04
LARGE CAP GROWTH FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $  752.60      0.98%       $4.28
Class N                     1,000.00      750.60      1.23         5.37
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,020.04      0.98%       $4.94
Class N                     1,000.00    1,018.80      1.23         6.19

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE        VALUE      EXPENSE     DURING
                            10/1/08     3/31/09      RATIOS      PERIOD*
                           ---------   ---------   ----------   --------

RCB SMALL CAP VALUE FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $  680.90      1.19%       $4.99
Class N                     1,000.00      679.80      1.44         6.03
Class R                     1,000.00      682.80      0.69         2.89
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,019.00      1.19%       $5.99
Class N                     1,000.00    1,017.75      1.44         7.24
Class R                     1,000.00    1,021.49      0.69         3.48
OPPORTUNISTIC VALUE FUND

ACTUAL FUND RETURN
Institutional Class        $1,000.00   $  684.80      1.04%       $4.37
Class N                     1,000.00      683.00      1.30         5.45
Class E                     1,000.00      678.70      0.68         2.85
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,019.75      1.04%       $5.24
Class N                     1,000.00    1,018.45      1.30         6.54
Class E                     1,000.00    1,021.54      0.68         3.43

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


                           CNI CHARTER FUNDS | PAGE 72
disclosure of fund expenses (UNAUDITED) (CONTINUED)

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE       VALUE       EXPENSE     DURING
                            10/1/08     3/31/09      RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
MULTI-ASSET FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $  896.40      0.83%       $3.92
Class N                     1,000.00      896.20      1.08         5.11
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,020.79      0.83%       $4.18
Class N                     1,000.00    1,019.55      1.08         5.44
CORPORATE BOND FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $1,039.60      0.73%       $3.71
Class N                     1,000.00    1,038.20      0.98         4.98
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,021.29      0.73%       $3.68
Class N                     1,000.00    1,020.04      0.98         4.94
GOVERNMENT BOND FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $1,031.80      0.70%       $3.55
Class N                     1,000.00    1,031.40      0.95         4.81
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,021.44      0.70%       $3.53
Class N                     1,000.00    1,020.19      0.95         4.78
CALIFORNIA TAX-EXEMPT BOND FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $1,044.10      0.50%       $2.55
Class N                     1,000.00    1,042.70      0.75         3.82
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,022.44      0.50%       $2.52
Class N                     1,000.00    1,021.19      0.75         3.78
HIGH YIELD BOND FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $  837.40      1.00%       $4.58
Class N                     1,000.00      836.10      1.30         5.95
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,019.95      1.00%       $5.04
Class N                     1,000.00    1,018.45      1.30         6.54

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE       VALUE       EXPENSE     DURING
                            10/1/08     3/31/09      RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $1,003.70      0.59%       $2.95
Class N                     1,000.00    1,002.80      0.78         3.89
Class S                     1,000.00    1,002.10      0.92         4.59
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,021.99      0.59%       $2.97
Class N                     1,000.00    1,021.04      0.78         3.93
Class S                     1,000.00    1,020.34      0.92         4.63
GOVERNMENT MONEY MARKET FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $1,002.40      0.48%       $2.40
Class N                     1,000.00    1,001.70      0.67         3.34
Class S                     1,000.00    1,001.10      0.77         3.84
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,022.54      0.48%       $2.42
Class N                     1,000.00    1,021.59      0.67         3.38
Class S                     1,000.00    1,021.09      0.77         3.88
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
ACTUAL FUND RETURN
Institutional Class        $1,000.00   $1,002.60      0.40%       $2.00
Class N                     1,000.00    1,002.00      0.53         2.65
Class S                     1,000.00    1,001.60      0.70         3.49
HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00   $1,022.94      0.40%       $2.02
Class N                     1,000.00    1,022.29      0.53         2.67
Class S                     1,000.00    1,021.44      0.70         3.53

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


                           CNI CHARTER FUNDS | PAGE 73
board approval of sub-advisory agreement (UNAUDITED)

The Board of Trustees (the "Board") of CNI Charter Funds (the "Trust") is comprised of five Trustees, four of whom are independent of the Trust's investment advisers and sub-advisers (the "Independent Trustees"). During the six months ended March 31, 2009, the Board and the Independent Trustees approved a new sub-advisory agreement (the "Agreement") between City National Asset Management, Inc. ("CNAM") and Guggenheim Investment Management, LLC ("Guggenheim") with respect to the High Yield Bond Fund. Richard J. Lindquist, CFA, the portfolio manager for the Fund, joined Guggenheim from Halbis Capital Management (USA), Inc. ("Halbis"), the Fund's prior sub-adviser, on April 15, 2009. Effective that day, Guggenheim replaced Halbis as the sub-adviser to the Fund.

The following information summarizes the Board's considerations associated with its review of the Agreement. In connection with their deliberations, the Trustees considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the services to be performed by Guggenheim. In considering these matters, the Independent Trustees discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of CNAM or Guggenheim were present.

The Board reviewed extensive materials regarding the investment results of the Funds, advisory fee comparisons, financial and profitability information provided by Guggenheim, descriptions of various functions such as compliance monitoring and portfolio trading practices, and personnel who would be providing investment management and administrative services to the Fund.

In deciding to approve the Agreement, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services to be provided by Guggenheim, the Board considered a variety of matters, including the background, education and experience of Guggenheim's key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed Guggenheim's investment philosophy and processes as well as its brokerage and trading practices.

INVESTMENT PERFORMANCE

The Board assessed the performance of the Fund compared with the Fund's benchmark and the average of all funds in its peer group category selected by Lipper, Inc. for one-year, three-year, five-year and since-inception periods ended February 28, 2009. The Board noted that the returns for the Fund were above the average returns of the Lipper High Current Yield Funds category and below the returns of the Citigroup High Yield Market Capped Index for the three-year, five-year and since-inception periods, and below those measures for the one-year period.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the sub-advisory fees to be charged by Guggenheim and observed that its fees were below its standard fees for its high yield strategy. The Board also noted that Guggenheim does not currently manage any other mutual fund accounts with similar mandates to that of the Fund. The Board observed that the asset levels of the Fund were relatively small and were not currently likely to lead to significant economies of scale.

The Board also considered the information prepared by Guggenheim relating to its costs and profits, as well as the benefits to be received by Guggenheim as a result of its relationship with the Fund, including Guggenheim's receipt of sub-advisory fees and the intangible benefits of any favorable publicity arising in connection with the Fund's performance.

CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the terms of the Agreement were fair and reasonable in light of the nature and quality of the services proposed to be provided by Guggenheim to the Fund and its shareholders.


                          CNI CHARTER FUNDS | PAGE 74
notes
notes

THANK YOU

for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

                           (CNI CHARTER FUNDS(SM) LOGO)

cnicharterfunds.com                                            CNI -SA- 004-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                CNI Charter Funds

By (Signature and Title)                   /s/ Richard A. Weiss
                                           -------------------------------------
                                           Richard A. Weiss, President & CEO

Date June 4, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /s/ Richard A. Weiss
                                           -------------------------------------
                                           Richard A. Weiss, President & CEO

Date June 4, 2009


By (Signature and Title)                   /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date June 4, 2009